TIAA-CREF LIFE FUNDS – Growth Equity Fund

TIAA-CREF LIFE FUNDS

GROWTH EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2020

SHARES		COMPANY	VALUE
COMMON STOCKS - 97.1%

AUTOMOBILES & COMPONENTS - 1.6%
3,314	*	Tesla, Inc	$1,736,536
		TOTAL AUTOMOBILES & COMPONENTS	1,736,536

CAPITAL GOODS - 2.5%
4,914		L3Harris Technologies, Inc	885,109
3,271		Northrop Grumman Corp	989,641
2,237		Parker-Hannifin Corp	290,206
1,617		Roper Technologies Inc	504,197
		TOTAL CAPITAL GOODS	2,669,153

CONSUMER DURABLES & APPAREL - 2.1%
1,756	*	Lululemon Athletica, Inc	332,850
23,645		Nike, Inc (Class B)	1,956,387
		TOTAL CONSUMER DURABLES & APPAREL	2,289,237

CONSUMER SERVICES - 1.0%
8,644		Las Vegas Sands Corp	367,111
4,290		McDonald’s Corp	709,351
		TOTAL CONSUMER SERVICES	1,076,462

DIVERSIFIED FINANCIALS - 2.7%
1,211		BlackRock, Inc	532,804
20,631		Charles Schwab Corp	693,614
6,946		S&P Global, Inc	1,702,117
		TOTAL DIVERSIFIED FINANCIALS	2,928,535

FOOD & STAPLES RETAILING - 1.6%
15,280	n	Walmart, Inc	1,736,114
		TOTAL FOOD & STAPLES RETAILING	1,736,114

HEALTH CARE EQUIPMENT & SERVICES - 3.7%
21,068	*	Alcon, Inc (XNYS)	1,070,676
14,979		Baxter International, Inc	1,216,145
24,752	*	Boston Scientific Corp	807,658
1,700	*	Intuitive Surgical, Inc	841,857
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	3,936,336

MATERIALS - 1.6%
3,563		Linde plc	616,399
2,251		Sherwin-Williams Co	1,034,380
		TOTAL MATERIALS	1,650,779

MEDIA & ENTERTAINMENT - 13.5%
2,350	*	Alphabet, Inc (Class A)	2,730,582
1,994	*	Alphabet, Inc (Class C)	2,318,643
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TIAA-CREF LIFE FUNDS – Growth Equity Fund

SHARES		COMPANY	VALUE
19,503	*	Facebook, Inc	$3,253,100
4,087	*	IAC/InterActiveCorp	732,513
4,631	*	NetFlix, Inc	1,738,941
30,199		Tencent Holdings Ltd	1,492,664
20,760	*	Twitter, Inc	509,866
17,646		Walt Disney Co	1,704,604
		TOTAL MEDIA & ENTERTAINMENT	14,480,913

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 16.7%
6,931		AbbVie, Inc	528,073
28,880		AstraZeneca plc	2,573,176
23,984	*	Avantor, Inc	299,560
2,628	*	BioMarin Pharmaceutical, Inc	222,066
18,550		Bristol-Myers Squibb Co	1,033,977
7,699		Daiichi Sankyo Co Ltd	528,741
2,999		Eisai Co Ltd	219,369
5,702		Eli Lilly & Co	790,982
5,970		Gilead Sciences, Inc	446,317
24,410		GlaxoSmithKline plc (ADR)	924,895
5,147	*	Illumina, Inc	1,405,749
6,944	*	IQVIA Holdings, Inc	748,980
1,227		Lonza Group AG.	504,694
18,193		Merck & Co, Inc	1,399,769
14,340		Novo Nordisk AS	856,328
24,910		Pfizer, Inc	813,062
3,603	*	Regeneron Pharmaceuticals, Inc	1,759,309
7,433	*	Vertex Pharmaceuticals, Inc	1,768,682
48,000	*,g	Wuxi Biologics Cayman, Inc	612,808
3,388		Zoetis, Inc	398,734
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	17,835,271

RETAILING - 9.9%
4,083	*	Amazon.com, Inc	7,960,707
158	*	Booking Holdings, Inc	212,561
1,977		Kering	1,030,832
8,809		Lowe’s Companies, Inc	758,014
14,441		TJX Companies, Inc	690,424
		TOTAL RETAILING	10,652,538

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 8.8%
11,873	*	Advanced Micro Devices, Inc	539,984
18,640		Applied Materials, Inc	854,085
2,884		Broadcom, Inc	683,796
20,949		Intel Corp	1,133,760
5,938		Lam Research Corp	1,425,120
24,981		Marvell Technology Group Ltd	565,320
8,972		NVIDIA Corp	2,365,019
18,302		Texas Instruments, Inc	1,828,919
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	9,396,003

SOFTWARE & SERVICES - 24.8%
8,191	*	Adobe, Inc	2,606,704
1,543	*,g	Adyen NV	1,311,387
9,929	*	Akamai Technologies, Inc	908,404
2

TIAA-CREF LIFE FUNDS – Growth Equity Fund

SHARES		COMPANY			VALUE
596	*	Atlassian Corp plc			$81,807
4,722		Automatic Data Processing, Inc			645,403
5,496		Fidelity National Information Services, Inc			668,533
7,716		Intuit, Inc			1,774,680
11,872		Mastercard, Inc (Class A)			2,867,800
46,393		Microsoft Corp			7,316,640
16,377	*	PayPal Holdings, Inc			1,567,934
22,954	*	salesforce.com, Inc			3,304,917
2,289	*	ServiceNow, Inc			655,982
5,257	*	Splunk, Inc			663,591
13,289		Visa, Inc (Class A)			2,141,124
677	*	Wix.com Ltd			68,255
		TOTAL SOFTWARE & SERVICES			26,583,161

TECHNOLOGY HARDWARE & EQUIPMENT - 5.3%
15,635	n	Apple, Inc			3,975,824
629	*	Arista Networks, Inc			127,404
12,148	*	Keysight Technologies, Inc			1,016,544
4,404		Motorola Solutions, Inc			585,380
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			5,705,152

TRANSPORTATION - 1.3%
5,592		Kansas City Southern			711,191
24,462	*	Uber Technologies, Inc			682,979
		TOTAL TRANSPORTATION			1,394,170

		TOTAL COMMON STOCKS			104,070,360
		(Cost $74,576,760)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 0.2%

GOVERNMENT AGENCY DEBT - 0.2%
$250,000		Federal Home Loan Bank (FHLB)	0.001%	04/07/20	249,997
		TOTAL GOVERNMENT AGENCY DEBT			249,997

		TOTAL SHORT-TERM INVESTMENTS			249,997
		(Cost $250,000)
		TOTAL INVESTMENTS - 97.3%			104,320,357
		(Cost $74,826,760)
		OTHER ASSETS & LIABILITIES, NET - 2.7%			2,850,639
		NET ASSETS - 100.0%			$107,170,996

Abbreviation(s):
ADR	American Depositary Receipt

*	Non-income producing
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/2020, the aggregate value of these securities is $1,924,195 or 1.8% of net assets.
n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.

3

TIAA-CREF LIFE FUNDS – Growth Equity Fund

Written options outstanding as of March 31, 2020 were as follows:

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Walmart, Inc, Put	5	$(445)	$100.00	04/17/20	$(405)

4

TIAA-CREF LIFE FUNDS – Growth & Income Fund

TIAA-CREF LIFE FUNDS

GROWTH & INCOME FUND

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2020

SHARES		COMPANY	VALUE
COMMON STOCKS - 100.7%

AUTOMOBILES & COMPONENTS - 0.3%
6,067		Aptiv plc	$298,739
		TOTAL AUTOMOBILES & COMPONENTS	298,739

BANKS - 3.9%
66,493		Bank of America Corp	1,411,646
24,007		Citigroup, Inc	1,011,175
24,733		JPMorgan Chase & Co	2,226,712
13,039		Radian Group, Inc	168,855
		TOTAL BANKS	4,818,388

CAPITAL GOODS - 7.4%
2,773	n	Carlisle Cos, Inc	347,402
4,267		Deere & Co	589,529
8,649		Dover Corp	725,997
8,100		Eaton Corp	629,289
26,103	n	General Electric Co	207,258
10,156	n	Honeywell International, Inc	1,358,771
13,119	n	ITT, Inc	595,078
3,420		Jacobs Engineering Group, Inc	271,103
5,873		L3Harris Technologies, Inc	1,057,845
2,568	n	Northrop Grumman Corp	776,948
7,474		Owens Corning, Inc	290,066
1,945	*	Teledyne Technologies, Inc	578,190
7,620		Trane Technologies plc	629,336
622		TransDigm Group, Inc	199,158
7,625		United Technologies Corp	719,266
		TOTAL CAPITAL GOODS	8,975,236

COMMERCIAL & PROFESSIONAL SERVICES - 0.8%
1,324		Verisk Analytics, Inc	184,539
8,671		Waste Management, Inc	802,588
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	987,127

CONSUMER DURABLES & APPAREL - 1.3%
13,093		KB Home	236,983
2,397	*,n	Lululemon Athletica, Inc	454,351
49,553	*	Mattel, Inc	436,562
3,683		Nike, Inc (Class B)	304,731
21,676	*,g	Spin Master Corp	208,551
		TOTAL CONSUMER DURABLES & APPAREL	1,641,178

CONSUMER SERVICES - 0.5%
353	*,n	Chipotle Mexican Grill, Inc (Class A)	231,003
6,422		Darden Restaurants, Inc	349,742
		TOTAL CONSUMER SERVICES	580,745
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TIAA-CREF LIFE FUNDS – Growth & Income Fund

SHARES		COMPANY	VALUE
DIVERSIFIED FINANCIALS - 2.9%
7,963		American Express Co	$681,713
7,018		Blackstone Group, Inc	319,810
5,591	n	CME Group, Inc	966,740
25,458	n	Morgan Stanley	865,572
16,402		Voya Financial, Inc	665,101
		TOTAL DIVERSIFIED FINANCIALS	3,498,936

ENERGY - 1.6%
17,309		Chevron Corp	1,254,210
11,954		ConocoPhillips	368,183
7,153	n	Hess Corp	238,195
55,443		Range Resources Corp	126,410
		TOTAL ENERGY	1,986,998

FOOD & STAPLES RETAILING - 1.5%
2,570	n	Costco Wholesale Corp	732,784
9,500		Walmart, Inc	1,079,390
		TOTAL FOOD & STAPLES RETAILING	1,812,174

FOOD, BEVERAGE & TOBACCO - 4.6%
11,458		Campbell Soup Co	528,901
22,182		Coca-Cola Co	981,554
16,019		ConAgra Brands, Inc	469,997
12,162		Diageo plc	385,651
2,537		Hershey Co	336,153
22,489		Mondelez International, Inc	1,126,249
7,228	*	Monster Beverage Corp	406,647
11,080	n	PepsiCo, Inc	1,330,708
		TOTAL FOOD, BEVERAGE & TOBACCO	5,565,860

HEALTH CARE EQUIPMENT & SERVICES - 8.2%
5,776	n	Abbott Laboratories	455,784
1,722	n	Anthem, Inc	390,963
12,239		Baxter International, Inc	993,685
1,044		Becton Dickinson & Co	239,880
19,949	*,n	Boston Scientific Corp	650,936
2,673	*	Centene Corp	158,803
3,737		Cigna Corp	662,122
9,983		CVS Health Corp	592,291
8,119	n	Danaher Corp	1,123,751
2,005	*,n	DexCom, Inc	539,886
2,572	*	Edwards Lifesciences Corp	485,131
2,859	*	Guardant Health, Inc	198,986
8,167	n	HCA Healthcare, Inc	733,805
3,895	n	Humana, Inc	1,223,108
2,247	*	IDEXX Laboratories, Inc	544,313
3,696		STERIS plc	517,329
5,049		Zimmer Biomet Holdings, Inc	510,353
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	10,021,126

HOUSEHOLD & PERSONAL PRODUCTS - 2.9%
5,722		Colgate-Palmolive Co	379,712
3,864		Estee Lauder Cos (Class A)	615,689
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TIAA-CREF LIFE FUNDS – Growth & Income Fund

SHARES		COMPANY	VALUE
17,908		Procter & Gamble Co	$1,969,880
4,544		Reckitt Benckiser Group plc	346,142
8,670		Reynolds Consumer Products Inc	252,904
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	3,564,327

INSURANCE - 2.3%
11,169		American International Group, Inc	270,848
3,819		Arthur J. Gallagher & Co	311,287
4,912		Assurant, Inc	511,290
2,273		Chubb Ltd	253,872
18,972	n	Hartford Financial Services Group, Inc	668,573
13,960		Metlife, Inc	426,757
6,387		W.R. Berkley Corp	333,210
		TOTAL INSURANCE	2,775,837

MATERIALS - 3.3%
8,937		Ball Corp	577,866
9,047		CF Industries Holdings, Inc	246,078
10,789		Corteva, Inc	253,542
15,761		DuPont de Nemours, Inc	537,450
5,768		FMC Corp	471,188
8,625		Linde plc	1,492,125
5,531		PPG Industries, Inc	462,392
		TOTAL MATERIALS	4,040,641

MEDIA & ENTERTAINMENT - 8.6%
3,441	*,n	Alphabet, Inc (Class C)	4,001,229
29,018		Comcast Corp (Class A)	997,639
11,970	*	Facebook, Inc	1,996,596
3,003	*,n	NetFlix, Inc	1,127,627
16,109	*,n	Snap, Inc	191,536
4,511	*	Take-Two Interactive Software, Inc	535,050
7,293	*	Twitter, Inc	179,116
15,474	n	Walt Disney Co	1,494,788
		TOTAL MEDIA & ENTERTAINMENT	10,523,581

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.0%
19,404	n	AbbVie, Inc	1,478,391
9,034	*	Acadia Pharmaceuticals, Inc	381,686
6,295		AstraZeneca plc	560,878
29,762	*	Avantor, Inc	371,727
2,135	*	BioMarin Pharmaceutical, Inc	180,408
2,416	*	Bluebird Bio, Inc	111,039
6,221		Daiichi Sankyo Co Ltd	427,237
3,131		Eli Lilly & Co	434,332
10,542		Gilead Sciences, Inc	788,120
2,421	*,e	GW Pharmaceuticals plc (ADR)	212,007
8,299	*	Horizon Therapeutics Plc	245,816
3,441	*	IQVIA Holdings, Inc	371,146
3,263	*,n	Jazz Pharmaceuticals plc	325,452
1,163		Lonza Group AG.	478,370
15,209		Merck & Co, Inc	1,170,180
3,169	*	Neurocrine Biosciences, Inc	274,277
8,675		Novo Nordisk AS	518,037
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TIAA-CREF LIFE FUNDS – Growth & Income Fund

SHARES		COMPANY	VALUE
47,699		Pfizer, Inc	$1,556,895
916	*	Regeneron Pharmaceuticals, Inc	447,274
1,171		Roche Holding AG.	376,760
2,097		Vifor Pharma AG.	286,886
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	10,996,918

REAL ESTATE - 1.9%
4,527		American Tower Corp	985,754
407		Equinix, Inc	254,200
8,407		Outfront Media, Inc	113,327
11,643		Prologis, Inc	935,748
		TOTAL REAL ESTATE	2,289,029

RETAILING - 6.8%
2,538	*,n	Amazon.com, Inc	4,948,389
11,521		Best Buy Co, Inc	656,697
14,977	e,n	Children’s Place, Inc	292,950
9,058	n	Home Depot, Inc	1,691,219
7,818		Target Corp	726,840
		TOTAL RETAILING	8,316,095

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.7%
16,946	*	Advanced Micro Devices, Inc	770,704
5,027		Applied Materials, Inc	230,337
10,750	*,n	Cree, Inc	381,195
3,685	*	Inphi Corp	291,742
28,169		Intel Corp	1,524,506
26,415		Marvell Technology Group Ltd	597,772
3,015	n	Monolithic Power Systems, Inc	504,892
4,968		NVIDIA Corp	1,309,565
2,669		NXP Semiconductors NV	221,340
3,405	n	QUALCOMM, Inc	230,348
3,218		Skyworks Solutions, Inc	287,625
7,470		Taiwan Semiconductor Manufacturing Co Ltd (ADR)	356,991
2,294	n	Universal Display Corp	302,303
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	7,009,320

SOFTWARE & SERVICES - 12.9%
2,652	*	Akamai Technologies, Inc	242,631
1,558	*	CACI International, Inc (Class A)	328,972
1,666		Dassault Systemes S.A.	243,221
6,668		Fidelity National Information Services, Inc	811,095
6,105	*	Fiserv, Inc	579,914
5,075		International Business Machines Corp	562,970
7,070	n	Mastercard, Inc (Class A)	1,707,829
47,146		Microsoft Corp	7,435,396
8,741	*	PayPal Holdings, Inc	836,863
2,750	*	Proofpoint, Inc	282,122
9,359	*	salesforce.com, Inc	1,347,509
1,724	*	ServiceNow, Inc	494,064
16,371	*,n	Slack Technologies, Inc	439,398
3,125	*,n	Synopsys, Inc	402,469
		TOTAL SOFTWARE & SERVICES	15,714,453
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TIAA-CREF LIFE FUNDS – Growth & Income Fund

SHARES		COMPANY	VALUE
TECHNOLOGY HARDWARE & EQUIPMENT - 8.0%
24,417	n	Apple, Inc	$6,208,999
27,486		Cisco Systems, Inc	1,080,475
22,343	*	CommScope Holding Co, Inc	203,545
25,301		HP, Inc	439,225
8,550	*,n	Keysight Technologies, Inc	715,464
4,854	n	Motorola Solutions, Inc	645,194
11,234		Western Digital Corp	467,559
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	9,760,461

TELECOMMUNICATION SERVICES - 2.3%
34,515		AT&T, Inc	1,006,112
4,685		Cogent Communications Group, Inc	384,029
2,993	*	T-Mobile US, Inc	251,113
22,430		Verizon Communications, Inc	1,205,164
		TOTAL TELECOMMUNICATION SERVICES	2,846,418

TRANSPORTATION - 0.9%
4,291		Delta Air Lines, Inc	122,422
3,718		DSV AS	338,074
7,214		United Parcel Service, Inc (Class B)	673,932
		TOTAL TRANSPORTATION	1,134,428

UTILITIES - 3.1%
11,118		American Electric Power Co, Inc	889,218
29,952		Equitable Holdings, Inc	432,806
21,314		FirstEnergy Corp	854,052
5,243		NextEra Energy, Inc	1,261,571
16,152		PPL Corp	398,631
		TOTAL UTILITIES	3,836,278

		TOTAL COMMON STOCKS	122,994,293
		(Cost $95,163,985)

PURCHASED OPTIONS - 0.0%

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
600		Biogen, Inc	8,730
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	8,730

		TOTAL PURCHASED OPTIONS	8,730
		(Cost $18,012)

SHORT-TERM INVESTMENTS - 0.0%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.0%
45,383	c	State Street Navigator Securities Lending Government Money Market Portfolio	45,383
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	45,383

		TOTAL SHORT-TERM INVESTMENTS	45,383
		(Cost $45,383)
		TOTAL INVESTMENTS - 100.7%	123,048,406
		(Cost $95,227,380)
		OTHER ASSETS & LIABILITIES, NET - (0.7)%	(834,384)
		NET ASSETS - 100.0%	$122,214,022
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TIAA-CREF LIFE FUNDS – Growth & Income Fund

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $267,696.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/2020, the aggregate value of these securities is $208,551 or 0.2% of net assets.
n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.

Purchased options outstanding as of March 31, 2020 were as follows:

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Biogen, Inc, Call	6	$18,012	$390.00	09/18/20	$8,730

Written options outstanding as of March 31, 2020 were as follows:

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Abbott Laboratories, Call	8	$(560)	$ 96.00	04/03/20	$(80)
AbbVie, Inc, Put	11	(8,900)	67.50	09/18/20	(5,143)
Acuity Brands, Inc, Put	8	(17,467)	85.00	12/18/20	(10,800)
Alliance Data Systems Corp, Put	10	(2,860)	80.00	06/19/20	(46,900)
Alphabet, Inc, Call	1	(3,407)	1,700.00	09/18/20	(220)
Alphabet, Inc, Put	2	(8,968)	1,340.00	09/18/20	(42,900)
Amazon.com, Inc, Call	3	(6,940)	2,400.00	06/19/20	(4,050)
Amazon.com, Inc, Put	3	(2,679)	1,600.00	06/19/20	(10,560)
Anthem, Inc, Call	4	(3,283)	250.00	09/18/20	(7,940)
Anthem, Inc, Put	2	(5,439)	200.00	09/18/20	(4,215)
Anthem, Inc, Put	2	(6,489)	210.00	09/18/20	(4,990)
Apple, Inc, Call	5	(2,960)	260.00	05/15/20	(7,380)
Apple, Inc, Call	2	(2,196)	320.00	09/18/20	(940)
Apple, Inc, Call	1	(1,554)	370.00	01/15/21	(290)
Apple, Inc, Put	3	(6,885)	220.00	05/15/20	(2,454)
Apple, Inc, Put	5	(10,836)	205.00	06/19/20	(3,790)
Apple, Inc, Put	5	(4,370)	250.00	06/19/20	(10,250)
Apple, Inc, Put	2	(4,866)	225.00	09/18/20	(3,120)
Apple, Inc, Put	7	(6,746)	265.00	01/15/21	(26,775)
Arista Networks, Inc, Put	3	(6,790)	165.00	01/15/21	(5,640)
Aspen Technology, Inc, Put	8	(12,500)	100.00	07/17/20	(11,120)
Biogen, Inc, Call	6	(11,387)	420.00	09/18/20	(5,430)
Biogen, Inc, Put	6	(8,688)	280.00	09/18/20	(14,130)
Biohaven Pharmaceutical Holding Co Ltd, Put	14	(11,139)	40.00	07/17/20	(13,090)
Boeing Co, Put	2	(1,876)	265.00	08/21/20	(23,670)
Boston Scientific Corp, Put	10	(4,829)	28.00	01/15/21	(2,940)
Carlisle Cos, Inc, Put	5	(515)	130.00	06/19/20	(7,000)
Children’s Place, Inc, Call	12	(5,015)	90.00	09/18/20	(2,700)
Children’s Place, Inc, Put	12	(10,625)	50.00	09/18/20	(37,500)
Children’s Place, Inc, Put	12	(19,372)	35.00	01/15/21	(21,300)
Chipotle Mexican Grill, Inc, Call	1	(2,955)	1,020.00	09/18/20	(880)
Chipotle Mexican Grill, Inc, Put	1	(1,382)	760.00	06/19/20	(13,430)
CME Group, Inc, Call	4	(2,606)	190.00	09/18/20	(4,680)
CME Group, Inc, Put	3	(8,767)	165.00	09/18/20	(5,310)
Costco Wholesale Corp, Call	4	(5,344)	340.00	01/15/21	(3,964)
Costco Wholesale Corp, Put	8	(6,144)	260.00	06/19/20	(9,040)
10

TIAA-CREF LIFE FUNDS – Growth & Income Fund

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Cree, Inc, Put	12	$(3,575)	$ 35.00	06/19/20	$(5,700)
Danaher Corp, Call	6	(738)	160.00	04/17/20	(240)
Deckers Outdoor Corp, Put	6	(8,832)	140.00	09/18/20	(14,040)
DexCom, Inc, Put	7	(22,735)	195.00	09/18/20	(10,010)
FedEx Corp, Put	8	(12,299)	155.00	01/15/21	(31,680)
Guidewire Software, Inc, Put	8	(8,398)	85.00	10/16/20	(9,480)
Guidewire Software, Inc, Put	8	(7,703)	80.00	12/18/20	(8,600)
Hartford Financial Services Group, Inc, Call	10	(1,080)	40.00	04/17/20	(2,000)
Hasbro, Inc, Put	4	(1,547)	80.00	07/17/20	(5,880)
Hasbro, Inc, Put	5	(5,585)	72.50	10/16/20	(6,625)
HCA Healthcare, Inc, Call	8	(1,984)	115.00	04/17/20	(160)
Hess Corp, Put	16	(3,007)	47.50	06/19/20	(24,320)
Home Depot, Inc, Call	3	(4,302)	195.00	08/21/20	(5,127)
Home Depot, Inc, Call	1	(918)	240.00	09/18/20	(305)
Humana, Inc, Call	3	(3,615)	400.00	08/21/20	(1,740)
ITT, Inc, Call	14	(885)	55.00	04/17/20	(385)
Jazz Pharmaceuticals plc, Put	6	(2,832)	115.00	06/19/20	(12,600)
Keysight Technologies, Inc, Put	10	(7,434)	70.00	11/20/20	(5,750)
Kirby Corp, Put	10	(4,539)	40.00	09/18/20	(6,600)
Kirby Corp, Put	10	(7,979)	60.00	09/18/20	(19,500)
Lululemon Athletica, Inc, Call	3	(1,005)	240.00	06/19/20	(1,560)
Lululemon Athletica, Inc, Call	8	(19,917)	200.00	09/18/20	(20,800)
Lululemon Athletica, Inc, Call	8	(4,104)	240.00	09/18/20	(9,280)
Lululemon Athletica, Inc, Put	8	(4,323)	130.00	04/17/20	(416)
M&T Bank Corp, Put	7	(15,315)	120.00	10/16/20	(18,515)
Mastercard, Inc, Call	2	(1,848)	320.00	08/21/20	(512)
Mastercard, Inc, Put	2	(6,710)	270.00	08/21/20	(8,620)
Monolithic Power Systems, Inc, Put	3	(2,379)	125.00	04/17/20	(390)
Monolithic Power Systems, Inc, Put	2	(2,544)	120.00	06/19/20	(960)
Morgan Stanley, Call	14	(727)	41.00	04/09/20	(84)
Motorola Solutions, Inc, Put	7	(9,109)	120.00	07/17/20	(5,292)
Motorola Solutions, Inc, Put	10	(6,340)	150.00	07/17/20	(23,100)
Nektar Therapeutics, Put	40	(10,572)	18.00	08/21/20	(13,600)
NetFlix, Inc, Call	3	(1,455)	405.00	04/17/20	(1,290)
NetFlix, Inc, Put	3	(1,034)	315.00	04/17/20	(720)
Northrop Grumman Corp, Call	2	(782)	330.00	05/15/20	(1,942)
Northrop Grumman Corp, Call	2	(1,598)	430.00	08/21/20	(155)
Northrop Grumman Corp, Put	2	(6,406)	280.00	08/21/20	(4,320)
PepsiCo, Inc, Put	7	(6,552)	110.00	07/17/20	(4,095)
PVH Corp, Put	5	(3,370)	75.00	01/15/21	(19,025)
QUALCOMM, Inc, Put	10	(7,481)	65.00	07/17/20	(6,225)
Roku, Inc, Put	7	(11,151)	60.00	10/16/20	(4,515)
Roku, Inc, Put	7	(13,866)	95.00	10/16/20	(15,505)
Slack Technologies, Inc, Put	3	(547)	20.00	07/17/20	(435)
Slack Technologies, Inc, Put	9	(3,561)	22.00	07/17/20	(1,868)
Snap, Inc, Put	40	(6,041)	12.00	07/17/20	(7,000)
Strategic Education, Inc, Put	3	(5,521)	135.00	08/21/20	(5,550)
Synopsys, Inc, Put	7	(847)	125.00	06/19/20	(7,105)
Teradata Corp, Put	37	(10,962)	25.00	12/18/20	(24,790)
Tesla, Inc, Put	1	(10,783)	470.00	06/19/20	(6,085)
Universal Display Corp, Put	4	(2,096)	145.00	06/19/20	(9,460)
Universal Health Services, Inc, Put	8	(3,304)	120.00	08/21/20	(21,240)
VF Corp, Put	11	(1,924)	70.00	08/21/20	(20,460)
Walt Disney Co, Put	6	(1,260)	120.00	06/19/20	(14,964)

11

TIAA-CREF LIFE FUNDS – Growth & Income Fund

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
World Wrestling Entertainment, Inc, Put	22	$(11,125)	$30.00	10/16/20	$(10,670)
World Wrestling Entertainment, Inc, Put	16	(9,295)	40.00	01/15/21	(19,760)
Wynn Resorts Ltd, Put	5	(6,476)	90.00	06/19/20	(15,487)
Wynn Resorts Ltd, Put	21	(9,134)	95.00	06/19/20	(74,361)
Wynn Resorts Ltd, Put	5	(7,780)	90.00	09/18/20	(16,950)
Xilinx, Inc, Put	7	(4,655)	77.50	01/15/21	(7,469)
Zendesk, Inc, Put	11	(6,177)	55.00	10/16/20	(6,985)
Zscaler, Inc, Put	13	(4,263)	40.00	05/15/20	(910)
Zscaler, Inc, Put	13	(4,375)	42.50	08/21/20	(4,030)
Total	754	$(586,040)			$(981,863)

12

TIAA-CREF LIFE FUNDS – Large-Cap Value Fund

TIAA-CREF LIFE FUNDS

LARGE-CAP VALUE FUND

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2020

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.8%

BANKS - 13.2%
80,793		Bank of America Corp	$1,715,235
30,851		Citigroup, Inc	1,299,444
25,452		JPMorgan Chase & Co	2,291,444
4,290		PNC Financial Services Group, Inc	410,639
13,979		US Bancorp	481,576
25,597		Wells Fargo & Co	734,634
		TOTAL BANKS	6,932,972

CAPITAL GOODS - 9.9%
3,278		Allegion plc	301,641
3,856		Caterpillar, Inc	447,450
5,591		Deere & Co	772,453
5,874		Dover Corp	493,064
5,784		Eaton Corp	449,359
6,748		Honeywell International, Inc	902,815
15,777		Masco Corp	545,411
3,856		Parker-Hannifin Corp	500,239
1,798		Stanley Black & Decker, Inc	179,800
6,941		Trane Technologies plc	573,257
		TOTAL CAPITAL GOODS	5,165,489

CONSUMER DURABLES & APPAREL - 1.1%
223	*	NVR, Inc	572,912
		TOTAL CONSUMER DURABLES & APPAREL	572,912

CONSUMER SERVICES - 1.1%
3,215		McDonald’s Corp	531,600
931		Royal Caribbean Cruises Ltd	29,950
		TOTAL CONSUMER SERVICES	561,550

DIVERSIFIED FINANCIALS - 3.0%
6,652		American Express Co	569,477
638		BlackRock, Inc	280,701
4,820		Goldman Sachs Group, Inc	745,124
		TOTAL DIVERSIFIED FINANCIALS	1,595,302

ENERGY - 4.1%
14,124		Chevron Corp	1,023,425
12,564		ConocoPhillips	386,971
8,760		EOG Resources, Inc	314,659
9,050		Valero Energy Corp	410,508
		TOTAL ENERGY	2,135,563
13

TIAA-CREF LIFE FUNDS – Large-Cap Value Fund

SHARES		COMPANY	VALUE
FOOD & STAPLES RETAILING - 1.8%
8,195		Walmart, Inc	$931,116
		TOTAL FOOD & STAPLES RETAILING	931,116

FOOD, BEVERAGE & TOBACCO - 3.2%
14,461		Mondelez International, Inc	724,207
1,900		PepsiCo, Inc	228,190
10,200		Philip Morris International, Inc	744,192
		TOTAL FOOD, BEVERAGE & TOBACCO	1,696,589

HEALTH CARE EQUIPMENT & SERVICES - 7.9%
2,512		Abbott Laboratories	198,222
2,662		Anthem, Inc	604,380
3,768		Cigna Corp	667,614
9,641		CVS Health Corp	572,001
3,278		HCA Healthcare, Inc	294,528
7,327		Medtronic plc	660,749
1,944		UnitedHealth Group, Inc	484,795
6,387		Zimmer Biomet Holdings, Inc	645,598
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	4,127,887

HOUSEHOLD & PERSONAL PRODUCTS - 3.2%
15,500		Procter & Gamble Co	1,705,000
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	1,705,000

INSURANCE - 6.1%
18,714		American International Group, Inc	453,815
6,023	*	Berkshire Hathaway, Inc (Class B)	1,101,185
6,748		Chubb Ltd	753,684
7,905		Lincoln National Corp	208,060
4,801		Marsh & McLennan Cos, Inc	415,094
5,399		Prudential Financial, Inc	281,504
		TOTAL INSURANCE	3,213,342

MATERIALS - 4.0%
8,002		Ball Corp	517,409
14,943		Corteva, Inc	351,161
10,798	*	Crown Holdings, Inc	626,716
3,500		DuPont de Nemours, Inc	119,350
5,688		PPG Industries, Inc	475,517
		TOTAL MATERIALS	2,090,153

MEDIA & ENTERTAINMENT - 4.7%
170	*	Alphabet, Inc (Class C)	197,678
33,985		Comcast Corp (Class A)	1,168,404
11,569		Walt Disney Co	1,117,565
		TOTAL MEDIA & ENTERTAINMENT	2,483,647

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 10.1%
2,198		Amgen, Inc	445,601
10,605		Bristol-Myers Squibb Co	591,123
6,500		Gilead Sciences, Inc	485,940
14

TIAA-CREF LIFE FUNDS – Large-Cap Value Fund

SHARES		COMPANY	VALUE
14,895		Johnson & Johnson	$1,953,181
7,809		Merck & Co, Inc	600,824
37,600		Pfizer, Inc	1,227,264
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	5,303,933

REAL ESTATE - 2.1%
1,700		AvalonBay Communities, Inc	250,189
3,085		Boston Properties, Inc	284,530
7,038		Prologis, Inc	565,644
		TOTAL REAL ESTATE	1,100,363

RETAILING - 1.9%
5,254		Home Depot, Inc	980,974
		TOTAL RETAILING	980,974

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.7%
4,820		Analog Devices, Inc	432,113
12,774		Applied Materials, Inc	585,305
21,982		Intel Corp	1,189,666
200		Lam Research Corp	48,000
10,605	*	Micron Technology, Inc	446,046
3,793		NXP Semiconductors NV	314,553
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	3,015,683

SOFTWARE & SERVICES - 3.9%
4,142		Accenture plc	676,223
6,556		Microsoft Corp	1,033,947
6,483		Oracle Corp	313,323
		TOTAL SOFTWARE & SERVICES	2,023,493

TECHNOLOGY HARDWARE & EQUIPMENT - 2.4%
13,015		Cisco Systems, Inc	511,619
10,550		HP, Inc	183,148
9,014		TE Connectivity Ltd	567,702
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	1,262,469

TELECOMMUNICATION SERVICES - 3.6%
20,728		AT&T, Inc	604,221
23,428		Verizon Communications, Inc	1,258,787
		TOTAL TELECOMMUNICATION SERVICES	1,863,008

TRANSPORTATION - 1.9%
4,820		CSX Corp	276,186
5,024		Union Pacific Corp	708,585
		TOTAL TRANSPORTATION	984,771

UTILITIES - 4.9%
7,905		American Electric Power Co, Inc	632,242
6,122		Entergy Corp	575,284
18,462		FirstEnergy Corp	739,773
2,550		NextEra Energy, Inc	613,581
		TOTAL UTILITIES	2,560,880
15

TIAA-CREF LIFE FUNDS – Large-Cap Value Fund

VALUE
TOTAL COMMON STOCKS	$52,307,096
(Cost $53,480,265)

TOTAL INVESTMENTS - 99.8%	52,307,096
(Cost $53,480,265)
OTHER ASSETS & LIABILITIES, NET - 0.2%	104,514
NET ASSETS - 100.0%	$52,411,610

*	Non-income producing
16

TIAA-CREF LIFE FUNDS – Real Estate Securities Fund

TIAA-CREF LIFE FUNDS

REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2020

SHARES		COMPANY	VALUE
COMMON STOCKS - 96.7%

DIVERSIFIED REITS - 1.3%
20,000		Colony Capital, Inc	$35,000
35,000		Essential Properties Realty Trust, Inc	457,100
20,000		STORE Capital Corp	362,400
		TOTAL DIVERSIFIED REITS	854,500

HEALTH CARE REITS - 5.3%
55,000		Healthpeak Properties Inc	1,311,750
20,000		Sabra Healthcare REIT, Inc	218,400
17,500		Ventas, Inc	469,000
33,000		Welltower, Inc	1,510,740
		TOTAL HEALTH CARE REITS	3,509,890

HOTEL & RESORT REITS - 0.5%
15,000		MGM Growth Properties LLC	355,050
		TOTAL HOTEL & RESORT REITS	355,050

INDUSTRIAL REITS - 16.6%
35,000		Americold Realty Trust	1,191,400
25,000		Duke Realty Corp	809,500
6,000		EastGroup Properties, Inc	626,880
60,000		Prologis, Inc	4,822,200
60,000		Rexford Industrial Realty, Inc	2,460,600
22,000		Terreno Realty Corp	1,138,500
		TOTAL INDUSTRIAL REITS	11,049,080

INTERNET SERVICES & INFRASTRUCTURE - 2.8%
27,000	*	GDS Holdings Ltd (ADR)	1,565,190
55,000	*	Megaport Ltd	333,558
		TOTAL INTERNET SERVICES & INFRASTRUCTURE	1,898,748

MORTGAGE REITS - 0.3%
20,000		Starwood Property Trust, Inc	205,000
		TOTAL MORTGAGE REITS	205,000

OFFICE REITS - 7.6%
15,000		Alexandria Real Estate Equities, Inc	2,055,900
11,000		Boston Properties, Inc	1,014,530
35,000		Hudson Pacific Properties	887,600
12,000		Kilroy Realty Corp	764,400
7,867		SL Green Realty Corp	339,068
		TOTAL OFFICE REITS	5,061,498

RESIDENTIAL REITS - 21.1%
30,000		American Homes 4 Rent	696,000
17

TIAA-CREF LIFE FUNDS – Real Estate Securities Fund

SHARES	COMPANY			VALUE
12,000	AvalonBay Communities, Inc			$1,766,040
45,000	Equity Lifestyle Properties, Inc			2,586,600
33,000	Equity Residential			2,036,430
5,000	Essex Property Trust, Inc			1,101,200
80,000	Invitation Homes, Inc			1,709,600
14,000	Mid-America Apartment Communities, Inc			1,442,420
22,000	Sun Communities, Inc			2,746,700
	TOTAL RESIDENTIAL REITS			14,084,990

RETAIL REITS - 5.3%
13,000	Agree Realty Corp			804,700
21,000	Realty Income Corp			1,047,060
20,000	Regency Centers Corp			768,600
9,000	Simon Property Group, Inc			493,740
80,234	SITE Centers Corp			418,019
	TOTAL RETAIL REITS			3,532,119

SPECIALIZED REITS - 35.9%
31,000	American Tower Corp			6,750,250
22,500	Crown Castle International Corp			3,249,000
8,000	CyrusOne, Inc			494,000
8,000	Digital Realty Trust, Inc			1,111,280
7,000	Equinix, Inc			4,371,990
11,500	Extra Space Storage, Inc			1,101,240
25,000	Gaming and Leisure Properties, Inc			692,750
7,000	Public Storage, Inc			1,390,270
16,000	QTS Realty Trust, Inc			928,160
8,500	SBA Communications Corp			2,294,745
28,000	Uniti Group, Inc			168,840
50,000	VICI Properties, Inc			832,000
30,000	Weyerhaeuser Co			508,500
	TOTAL SPECIALIZED REITS			23,893,025

	TOTAL COMMON STOCKS			64,443,900
	(Cost $51,086,780)

PRINCIPAL	ISSUER	RATE	MATURITY DATE
SHORT-TERM INVESTMENTS - 3.2%

GOVERNMENT AGENCY DEBT - 3.2%
$1,000,000	Federal Agricultural Mortgage Corp (FAMC)	0.010%	07/29/20	999,703
1,140,000	Federal Home Loan Bank (FHLB)	0.000-0.050	04/08/20	1,139,984
	TOTAL GOVERNMENT AGENCY DEBT			2,139,687

	TOTAL SHORT-TERM INVESTMENTS			2,139,687
	(Cost $2,139,958)
	TOTAL INVESTMENTS - 99.9%			66,583,587
	(Cost $53,226,738)
	OTHER ASSETS & LIABILITIES, NET - 0.1%			38,152
	NET ASSETS - 100.0%			$66,621,739

Abbreviation(s):
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

*	Non-income producing
18

TIAA-CREF LIFE FUNDS – Small-Cap Equity Fund

TIAA-CREF LIFE FUNDS

SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2020

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.7%

AUTOMOBILES & COMPONENTS - 0.2%
9,790	*	Adient plc	$88,795
		TOTAL AUTOMOBILES & COMPONENTS	88,795

BANKS - 8.6%
1,260		Amalgamated Bank	13,633
4,736	*	Axos Financial, Inc	85,864
5,672		Bank of NT Butterfield & Son Ltd	96,594
2,658		Cadence BanCorp	17,410
6,154		Cathay General Bancorp	141,234
1,940		Central Pacific Financial Corp	30,846
460		Civista Bancshares, Inc	6,882
2,322		ConnectOne Bancorp, Inc	31,208
4,663	*	Customers Bancorp, Inc	50,967
396		Enterprise Financial Services Corp	11,052
6,991		Essent Group Ltd	184,143
2,004		Federal Agricultural Mortgage Corp (Class C)	111,483
190		Financial Institutions, Inc	3,447
1,772		First Bancorp (NC)	40,898
2,214		First Defiance Financial Corp	32,634
1,755		First Merchants Corp	46,490
3,900		First Midwest Bancorp, Inc	51,616
3,789		Flagstar Bancorp, Inc	75,136
230		Great Southern Bancorp, Inc	9,292
1,909		Great Western Bancorp, Inc	39,096
3,030		Heritage Commerce Corp	23,240
7,826		Hilltop Holdings, Inc	118,329
1,680		Horizon Bancorp	16,565
3,354		IBERIABANK Corp	121,281
1,804		Independent Bank Corp (MI)	23,217
3,940		Independent Bank Group, Inc	93,299
16,200		Investors Bancorp, Inc	129,438
2,949		Lakeland Bancorp, Inc	31,879
5,327		Meta Financial Group, Inc	115,702
11,456	*	Mr Cooper Group, Inc	83,972
4,739	*	NMI Holdings, Inc	55,020
2,300		Northwest Bancshares, Inc	26,611
2,335		OceanFirst Financial Corp	37,150
10,435		OFG Bancorp	116,663
3,100		Pacific Premier Bancorp, Inc	58,404
780		Peapack Gladstone Financial Corp	14,001
4,113		PennyMac Financial Services, Inc	90,938
884		QCR Holdings, Inc	23,930
16,007		Radian Group, Inc	207,291
1,275		Sandy Spring Bancorp, Inc	28,866
8,440		Simmons First National Corp (Class A)	155,296
730		Southern National Bancorp of Virginia, Inc	7,183
19

TIAA-CREF LIFE FUNDS – Small-Cap Equity Fund

SHARES		COMPANY	VALUE
4,280	*	The Bancorp, Inc	$25,980
13,913		United Community Banks, Inc	254,747
3,397		Walker & Dunlop, Inc	136,797
		TOTAL BANKS	3,075,724

CAPITAL GOODS - 10.8%
5,402		Advanced Drainage Systems, Inc	159,035
1,116	*	Aerojet Rocketdyne Holdings, Inc	46,682
2,605		Arcosa, Inc	103,523
9,368	*	Atkore International Group, Inc	197,384
800	*	Axon Enterprise, Inc	56,616
2,716		AZZ, Inc	76,374
7,997	*	BMC Stock Holdings, Inc	141,787
12,418	*	Builders FirstSource, Inc	151,872
2,729		Columbus McKinnon Corp	68,225
8,441		Comfort Systems USA, Inc	308,519
1,368		CSW Industrials, Inc	88,715
1,959		Douglas Dynamics, Inc	69,564
4,540		EMCOR Group, Inc	278,393
2,497		EnPro Industries, Inc	98,831
10,080	*	Evoqua Water Technologies Corp	112,997
6,391		Federal Signal Corp	174,346
4,434	*	Foundation Building Materials, Inc	45,626
3,559	*	Gibraltar Industries, Inc	152,752
6,761	*	GMS, Inc	106,351
9,040	*	Great Lakes Dredge & Dock Corp	75,032
4,445	*	Harsco Corp	30,982
1,080		Insteel Industries, Inc	14,310
1,000		Kaman Corp	38,470
250	*	Lawson Products, Inc	6,680
3,336	*	Mastec, Inc	109,187
1,500	*	Mercury Systems, Inc	107,010
2,579		Moog, Inc (Class A)	130,317
5,002		Mueller Industries, Inc	119,748
5,388	*	Parsons Corp	172,200
810		Powell Industries, Inc	20,793
650	*	RBC Bearings, Inc	73,313
14,315		Rexnord Corp	324,521
2,560	*	SPX Corp	83,558
703	*	Trimas Corp	16,239
1,578	*	Vectrus, Inc	65,345
		TOTAL CAPITAL GOODS	3,825,297

COMMERCIAL & PROFESSIONAL SERVICES - 4.2%
4,263	*	CBIZ, Inc	89,182
1,226		CRA International, Inc	40,961
2,170		Ennis, Inc	40,753
5,393		Exponent, Inc	387,811
1,300	*	Franklin Covey Co	20,202
2,483		Heidrick & Struggles International, Inc	55,867
1,970	*	Huron Consulting Group, Inc	89,359
770		ICF International, Inc	52,899
2,498		Kforce, Inc	63,874
400		McGrath RentCorp	20,952
7,920		Steelcase, Inc (Class A)	78,170
5,076		Tetra Tech, Inc	358,467
20

TIAA-CREF LIFE FUNDS – Small-Cap Equity Fund

SHARES		COMPANY	VALUE
5,210	*	TriNet Group, Inc	$196,209
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	1,494,706

CONSUMER DURABLES & APPAREL - 2.2%
4,936	*	Century Communities, Inc	71,621
3,850	*	CROCS, Inc	65,411
500	*	Deckers Outdoor Corp	67,000
2,746	*	Installed Building Products, Inc	109,483
530		Johnson Outdoors, Inc	33,231
4,320	*	Purple Innovation, Inc	24,538
6,794	*	Skyline Champion Corp	106,530
14,415	*	Sonos, Inc	122,239
1,468		Steven Madden Ltd	34,102
8,100	*	YETI Holdings, Inc	158,112
		TOTAL CONSUMER DURABLES & APPAREL	792,267

CONSUMER SERVICES - 2.7%
6,576	*	Adtalem Global Education, Inc	176,171
2,240	*	American Public Education, Inc	53,603
4,010		BBX Capital Corp	9,263
200	*	Biglari Holdings, Inc (B Shares)	10,280
1,500		Carriage Services, Inc	24,225
2,400	*	Chegg, Inc	85,872
782		Collectors Universe	12,254
4,010	*	Houghton Mifflin Harcourt Co	7,539
5,369	*	K12, Inc	101,259
11,090	*	Laureate Education, Inc	116,556
4,790	*	Noodles & Co	22,561
10,139	*	Perdoceo Education Corp	109,400
2,330	*	Select Interior Concepts Inc	4,823
4,231		Texas Roadhouse, Inc (Class A)	174,740
3,460	*	WW International Inc	58,509
		TOTAL CONSUMER SERVICES	967,055

DIVERSIFIED FINANCIALS - 3.3%
1,800		Ares Management Corp	55,674
5,865		Arlington Asset Investment Corp (Class A)	12,844
6,578	*	Blucora, Inc	79,265
11,618		Brightsphere Investment Group, Inc	74,239
5,213		Cowen Group, Inc	50,358
4,737	*	Encore Capital Group, Inc	110,751
4,460	*	Enova International, Inc	64,625
8,360	*	Ezcorp, Inc (Class A)	34,861
15,548	e	FGL Holdings	152,370
1,000		Hamilton Lane, Inc	55,310
3,250		Moelis & Co	91,325
1,480		Piper Jaffray Cos	74,844
2,888		Sculptor Capital Management, Inc	39,104
6,582		Stifel Financial Corp	271,705
710		Westwood Holdings Group, Inc	13,000
		TOTAL DIVERSIFIED FINANCIALS	1,180,275

ENERGY - 1.3%
10,123		Berry Petroleum Co LLC	24,396
4,010		Brigham Minerals, Inc	33,163
3,631		Delek US Holdings, Inc	57,225
21

TIAA-CREF LIFE FUNDS – Small-Cap Equity Fund

SHARES		COMPANY	VALUE
2,180		Evolution Petroleum Corp	$5,690
2,789	*	Exterran Corp	13,387
3,440		Falcon Minerals Corp	7,396
2,332	*	Matrix Service Co	22,084
32,823	*	NexTier Oilfield Solutions, Inc	38,403
2,865	*	Par Pacific Holdings, Inc	20,341
6,215	*,e	Renewable Energy Group, Inc	127,594
4,203		World Fuel Services Corp	105,832
		TOTAL ENERGY	455,511

FOOD & STAPLES RETAILING - 0.5%
2,682		Andersons, Inc	50,287
2,183		Natural Grocers by Vitamin C	18,577
4,144	*	Performance Food Group Co	102,440
		TOTAL FOOD & STAPLES RETAILING	171,304

FOOD, BEVERAGE & TOBACCO - 2.8%
2,200	e	B&G Foods, Inc (Class A)	39,798
1,065	*	Boston Beer Co, Inc (Class A)	391,451
2,254		Calavo Growers, Inc	130,033
8,262	*	Hostess Brands, Inc	88,073
1,105		Lancaster Colony Corp	159,827
9,664	*	Simply Good Foods Co	186,129
		TOTAL FOOD, BEVERAGE & TOBACCO	995,311

HEALTH CARE EQUIPMENT & SERVICES - 8.5%
740	*	Addus HomeCare Corp	50,024
300	*	Amedisys, Inc	55,062
4,275	*	Angiodynamics, Inc	44,588
3,620	*	AtriCure, Inc	121,596
1,000	*	Cardiovascular Systems, Inc	35,210
690		Computer Programs & Systems, Inc	15,352
3,141		Conmed Corp	179,885
2,430	*	Cross Country Healthcare, Inc	16,378
1,240		Ensign Group, Inc	46,636
2,200	*	Globus Medical, Inc	93,566
2,800	*	Haemonetics Corp	279,048
2,930	*	Hanger Inc	45,649
2,284	*	HealthStream, Inc	54,702
9,228	*	HMS Holdings Corp	233,192
7,475	*	Inovalon Holdings, Inc	124,534
2,394	*	Integer Holding Corp	150,487
5,390		Invacare Corp	40,048
8,901	*	Lantheus Holdings, Inc	113,577
1,674	*	LivaNova plc	75,748
1,610	*	Magellan Health Services, Inc	77,457
6,020	*	Meridian Bioscience, Inc	50,568
1,090	*	Natus Medical, Inc	25,212
1,300	*	Novocure Ltd	87,542
5,228	*	NuVasive, Inc	264,850
4,325	*	Orthofix Medical Inc	121,143
5,000		Patterson Cos, Inc	76,450
4,088	*	Pennant Group, Inc	57,886
9,400	*	R1 RCM, Inc	85,446
9,824	*	Select Medical Holdings Corp	147,360
556	*	Tandem Diabetes Care, Inc	35,779
22

TIAA-CREF LIFE FUNDS – Small-Cap Equity Fund

SHARES		COMPANY	VALUE
1,300	*	Teladoc, Inc	$201,513
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	3,006,488

HOUSEHOLD & PERSONAL PRODUCTS - 0.4%
8,812	*	elf Beauty, Inc	86,710
1,070	*	Lifevantage Corp	11,021
1,930		Reynolds Consumer Products Inc	56,298
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	154,029

INSURANCE - 2.1%
2,985		Amerisafe, Inc	192,443
1,930	*,e	Benefytt Technologies, Inc	43,213
2,362		Employers Holdings, Inc	95,685
810		FedNat Holding Co	9,299
41,279	*	Genworth Financial, Inc (Class A)	137,046
2,254		Heritage Insurance Holdings, Inc	24,140
2,505		James River Group Holdings Ltd	90,781
8,682	*	Third Point Reinsurance Ltd	64,334
1,600		United Insurance Holdings Corp	14,784
5,096		Universal Insurance Holdings, Inc	91,320
		TOTAL INSURANCE	763,045

MATERIALS - 4.3%
6,815		Boise Cascade Co	162,061
15,070		Commercial Metals Co	237,955
10,700	*,†	Ferroglobe plc	0
12,155		Gold Resource Corp	33,426
1,408		Innospec, Inc	97,842
3,254		Materion Corp	113,923
2,760		Myers Industries, Inc	29,670
740		Olympic Steel, Inc	7,659
3,441		PH Glatfelter Co	42,049
9,073		PolyOne Corp	172,115
2,240	*	Ryerson Holding Corp	11,917
3,510		Schnitzer Steel Industries, Inc (Class A)	45,770
2,065		Stepan Co	182,670
14,233	*	Summit Materials, Inc	213,495
5,730		Trinseo S.A.	103,770
460	*	UFP Technologies, Inc	17,521
2,635	*	US Concrete, Inc	47,799
		TOTAL MATERIALS	1,519,642

MEDIA & ENTERTAINMENT - 1.3%
93	*,e	Arcutis Biotherapeutics, Inc	2,771
94	*	Beam Therapeutics, Inc	1,692
14	*	Black Diamond Therapeutics, Inc	349
1,200	*	Cardlytics, Inc	41,952
3,664	*	Cargurus, Inc	69,396
4,391	*	Imax Corp	39,739
760	*	Liberty Braves Group (Class A)	14,820
3,159	*	Liberty Braves Group (Class C)	60,211
1,740	*	Liberty Latin America Ltd (Class A)	18,305
43	*	REVOLUTION Medicines, Inc	942
940		Scholastic Corp	23,961
3,128	*	TechTarget, Inc	64,468
5,590	*	WideOpenWest, Inc	26,608
23

TIAA-CREF LIFE FUNDS – Small-Cap Equity Fund

SHARES		COMPANY	VALUE
6,206	*	Yelp, Inc	$111,894
		TOTAL MEDIA & ENTERTAINMENT	477,108

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 13.1%
669	*	89bio, Inc	16,892
5,870	*	Acadia Pharmaceuticals, Inc	248,007
1,970	*	Acceleron Pharma, Inc	177,044
6,280	*	Adamas Pharmaceuticals, Inc	18,149
7,670	*	Affimed NV	12,119
10,598	*	Akebia Therapeutics, Inc	80,333
18,898	*	Amicus Therapeutics, Inc	174,618
2,100	*	Apellis Pharmaceuticals, Inc	56,259
3,390	*	Arena Pharmaceuticals, Inc	142,380
3,780	*	Arrowhead Pharmaceuticals Inc	108,751
2,720	*	Arvinas, Inc	109,616
2,930	*	Assembly Biosciences, Inc	43,452
1,040	*	Axsome Therapeutics, Inc	61,183
18,102	*	BioDelivery Sciences International, Inc	68,607
2,280	*	Bioxcel Therapeutics Inc	50,958
2,870	*	Blueprint Medicines Corp	167,838
1,600	*,e	Bridgebio Pharma, Inc	46,400
4,343	*	CareDx, Inc	94,808
3,380	*	ChemoCentryx, Inc	135,808
4,610	*	Chiasma, Inc	16,827
5,030	*	Chimerix, Inc	7,243
4,891	*	Concert Pharmaceuticals, Inc	43,236
3,100	*	Corcept Therapeutics, Inc	36,859
6,775	*	CytomX Therapeutics, Inc	51,964
2,990	*	Eiger BioPharmaceuticals, Inc	20,332
11,940	*	Fluidigm Corp	30,328
1,800	*	Harpoon Therapeutics, Inc	20,844
6,910	*	Heron Therapeutics, Inc	81,123
1,930	*,e	Intellia Therapeutics, Inc	23,604
5,926	*	Intersect ENT, Inc	70,223
2,200	*	Intra-Cellular Therapies, Inc	33,814
2,090	*,e	Invitae Corp	28,570
2,400	*	Iovance Biotherapeutics, Inc	71,844
7,200	*	Ironwood Pharmaceuticals, Inc	72,648
14,500	*	Kadmon Holdings, Inc	60,755
1,780	*	Kala Pharmaceuticals, Inc	15,646
3,140	*	Kiniksa Pharmaceuticals Ltd	48,607
4,585	*	Kura Oncology, Inc	45,621
8,200	*	MacroGenics, Inc	47,724
4,750	*	Minerva Neurosciences, Inc	28,595
500	*	Mirati Therapeutics, Inc	38,435
3,520	*	Momenta Pharmaceuticals, Inc	95,744
949	*,e	Morphic Holding, Inc	13,931
5,230	*	NanoString Technologies, Inc	125,782
5,176	*	Natera, Inc	154,555
6,626	*	NeoGenomics, Inc	182,944
28	*	Passage Bio, Inc	441
5,175		Phibro Animal Health Corp	125,080
1,070	*	Prothena Corp plc	11,449
3,930	*	PTC Therapeutics, Inc	175,317
4,255	*,e	Puma Biotechnology, Inc	35,912
1,951	*	Quanterix Corp	35,840
24

TIAA-CREF LIFE FUNDS – Small-Cap Equity Fund

SHARES		COMPANY	VALUE
3,730	*	Radius Health, Inc	$48,490
550	*	Reata Pharmaceuticals, Inc	79,387
4,544	*	Recro Pharma, Inc	37,124
900	*	Repligen Corp	86,886
1,216	*	Replimune Group, Inc	12,124
7,577	*	Retrophin, Inc	110,548
1,960	*	Rocket Pharmaceuticals, Inc	27,342
2,241	*	Syneos Health, Inc	88,340
2,130	*	Tricida, Inc	46,860
2,640	*,e	Twist Bioscience Corp	80,731
1,940	*,e	UroGen Pharma Ltd	34,610
8,854	*	Vanda Pharmaceuticals, Inc	91,727
6,811	*	Vericel Corp	62,457
4,897	*	Voyager Therapeutics, Inc	44,808
5,390	*	Zogenix, Inc	133,295
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	4,649,788

REAL ESTATE - 7.4%
4,400		Acadia Realty Trust	54,516
724		Alexander & Baldwin, Inc	8,123
5,044		American Assets Trust, Inc	126,100
2,930		Armada Hoffler Properties, Inc	31,351
2,568		Bluerock Residential Growth REIT, Inc	14,304
3,471		EastGroup Properties, Inc	362,650
10,188		First Industrial Realty Trust, Inc	338,547
15,656		Geo Group, Inc	190,377
5,990		Global Net Lease, Inc	80,086
4,590		Independence Realty Trust, Inc	41,035
8,357		National Storage Affiliates Trust	247,367
5,180		New Senior Investment Group, Inc	13,261
11,613		Newmark Group, Inc	49,355
2,200		Office Properties Income Trust	59,950
12,048		Piedmont Office Realty Trust, Inc	212,768
2,791		PS Business Parks, Inc	378,237
900		QTS Realty Trust, Inc	52,209
2,290		RMR Group, Inc	61,761
2,381		Saul Centers, Inc	77,954
9,706		STAG Industrial, Inc	218,579
		TOTAL REAL ESTATE	2,618,530

RETAILING - 3.2%
8,625	*	1-800-FLOWERS.COM, Inc (Class A)	114,109
2,669		Aaron’s, Inc	60,800
11,343	*	BJ’s Wholesale Club Holdings, Inc	288,906
6,563	*	Hibbett Sports, Inc	71,766
3,500	*	Lands’ End, Inc	18,690
500	*	Murphy USA, Inc	42,180
11,649		Rent-A-Center, Inc	164,717
3,784	e	Shoe Carnival, Inc	78,593
4,993	*	Sleep Number Corp	95,666
985	*	Stamps.com, Inc	128,129
3,996	*	Zumiez, Inc	69,211
		TOTAL RETAILING	1,132,767

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.3%
1,200	*	Axcelis Technologies, Inc	21,972
25

TIAA-CREF LIFE FUNDS – Small-Cap Equity Fund

SHARES		COMPANY	VALUE
6,431		Brooks Automation, Inc	$196,145
1,700	*	Enphase Energy, Inc	54,893
8,485	*	Formfactor, Inc	170,464
3,399	*	Impinj, Inc	56,797
4,406	*	Inphi Corp	348,823
17,763	*	Lattice Semiconductor Corp	316,537
13,781	*	NeoPhotonics Corp Ltd	99,912
540		NVE Corp	28,096
1,780	*	PDF Solutions, Inc	20,862
18,446	*	Rambus, Inc	204,751
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	1,519,252

SOFTWARE & SERVICES - 7.5%
931		American Software, Inc (Class A)	13,230
3,870	*	Benefitfocus, Inc	34,482
1,300	*	Blackline, Inc	68,393
2,435	*	Bottomline Technologies, Inc	89,243
5,200	*	Commvault Systems, Inc	210,496
2,721	*	Envestnet, Inc	146,335
1,000	*	Everbridge, Inc	106,360
1,060	*	ExlService Holdings, Inc	55,152
3,979		Mantech International Corp (Class A)	289,154
4,748		NIC, Inc	109,204
12,737		Perspecta, Inc	232,323
4,908		Progress Software Corp	157,056
1,065	*	Rapid7, Inc	46,146
94	*	Schrodinger, Inc	4,053
2,305		Science Applications International Corp	172,022
1,040	*	SecureWorks Corp	11,970
5,277	*	SPS Commerce, Inc	245,433
14,126	*	Telaria, Inc	84,756
5,716	*	Tenable Holdings, Inc	124,952
5,368	*	Upland Software, Inc	143,970
3,602	*	Verint Systems, Inc	154,886
4,738	*	Workiva, Inc	153,180
		TOTAL SOFTWARE & SERVICES	2,652,796

TECHNOLOGY HARDWARE & EQUIPMENT - 3.8%
2,704	*	Agilysys, Inc	45,157
1,350	*	Anixter International, Inc	118,624
2,396		Comtech Telecommunications Corp	31,843
1,210	*	ePlus, Inc	75,770
18,532	*	Extreme Networks, Inc	57,264
5,000	*	Fitbit, Inc	33,300
5,023	*	Insight Enterprises, Inc	211,619
1,800	*	Knowles Corp	24,084
1,000	*	Lumentum Holdings, Inc	73,700
2,149	*	OSI Systems, Inc	148,109
4,950	*	Ribbon Communications, Inc	14,999
8,531	*	Sanmina Corp	232,726
800	*	Tech Data Corp	104,680
4,236	*	TTM Technologies, Inc	43,800
11,900	*	Viavi Solutions, Inc	133,399
576	*	Vishay Precision Group, Inc	11,566
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	1,360,640
26

TIAA-CREF LIFE FUNDS – Small-Cap Equity Fund

SHARES		COMPANY			VALUE
TELECOMMUNICATION SERVICES - 1.1%
7,870	*	Boingo Wireless, Inc			$83,501
2,317	*	Cincinnati Bell, Inc			33,921
500		Cogent Communications Group, Inc			40,985
1,480	*	IDT Corp (Class B)			8,022
4,490	*	Iridium Communications, Inc			100,262
1,650	*	Ooma, Inc			19,684
1,970		Spok Holdings, Inc			21,059
9,400	*	Vonage Holdings Corp			67,962
		TOTAL TELECOMMUNICATION SERVICES			375,396

TRANSPORTATION - 1.5%
2,891		ArcBest Corp			50,650
2,271		Forward Air Corp			115,026
7,143		Heartland Express, Inc			132,646
4,451	*	Hub Group, Inc (Class A)			202,387
1,224		Marten Transport Ltd			25,116
3,350	*	Radiant Logistics, Inc			12,965
		TOTAL TRANSPORTATION			538,790

UTILITIES - 4.6%
6,229		Avista Corp			264,670
1,518		Black Hills Corp			97,198
3,847		Clearway Energy, Inc (Class A)			66,053
460		Northwest Natural Holding Co			28,405
3,730		NorthWestern Corp			223,166
2,400		PNM Resources, Inc			91,200
7,803	d	Portland General Electric Co			374,076
2,400		South Jersey Industries, Inc			60,000
1,700		Southwest Gas Holdings Inc			118,252
3,457		Spire, Inc			257,477
989		Unitil Corp			51,744
		TOTAL UTILITIES			1,632,241

		TOTAL COMMON STOCKS			35,446,757
		(Cost $43,897,106)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 2.1%

GOVERNMENT AGENCY DEBT - 0.4%
$151,000	j	Federal Home Loan Bank (FHLB)	0.000%	04/01/20	151,000
		TOTAL GOVERNMENT AGENCY DEBT			151,000

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.7%
608,216	c	State Street Navigator Securities Lending Government Money Market Portfolio			608,216
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			608,216

		TOTAL SHORT-TERM INVESTMENTS			759,216
		(Cost $759,216)
		TOTAL INVESTMENTS - 101.8%			36,205,973
		(Cost $44,656,322)
		OTHER ASSETS & LIABILITIES, NET - (1.8)%			(648,445)
		NET ASSETS - 100.0%			$35,557,528
27

TIAA-CREF LIFE FUNDS – Small-Cap Equity Fund

Abbreviation(s):
REIT	Real Estate Investment Trust

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $679,342.
j	Zero coupon.

Futures contracts outstanding as of March 31, 2020 were as follows:

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
Russell 2000 E Mini Index	2	06/19/20	$105,865	$114,760	$8,895
28

TIAA-CREF LIFE FUNDS – Social Choice Equity Fund

TIAA-CREF LIFE FUNDS

SOCIAL CHOICE EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2020

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.1%

AUTOMOBILES & COMPONENTS - 0.5%
768		Aptiv plc	$37,816
114		BorgWarner, Inc	2,778
352	*	Cooper-Standard Holding, Inc	3,615
783	*	Modine Manufacturing Co	2,545
1,215	*	Tenneco, Inc	4,374
447	*	Tesla, Inc	234,228
		TOTAL AUTOMOBILES & COMPONENTS	285,356

BANKS - 3.5%
242		Ameris Bancorp	5,750
885		Associated Banc-Corp	11,319
564		Bank OZK	9,419
618		Berkshire Hills Bancorp, Inc	9,183
126		Camden National Corp	3,963
6,332		Citizens Financial Group, Inc	119,105
1,655		Comerica, Inc	48,558
98		Commerce Bancshares, Inc	4,934
69	e	Cullen/Frost Bankers, Inc	3,849
710	*	Customers Bancorp, Inc	7,760
94	*	Equity Bancshares, Inc	1,621
208		Federal Agricultural Mortgage Corp (Class C)	11,571
3,686		Fifth Third Bancorp	54,737
212		First Financial Corp	7,149
556		First Republic Bank	45,748
693		Great Western Bancorp, Inc	14,193
664		Hanmi Financial Corp	7,204
244		Heritage Financial Corp	4,880
381		HomeStreet, Inc	8,470
251		HomeTrust Bancshares, Inc	3,996
3,317		Huntington Bancshares, Inc	27,233
1,508		Investors Bancorp, Inc	12,049
1,081		Kearny Financial Corp	9,286
9,142		Keycorp	94,803
329		Live Oak Bancshares, Inc	4,103
1,302		M&T Bank Corp	134,666
528		MGIC Investment Corp	3,353
180	*	Mr Cooper Group, Inc	1,319
333		National Bank Holdings Corp	7,959
8,170		New York Community Bancorp, Inc	76,716
479		Northfield Bancorp, Inc	5,360
643		OFG Bancorp	7,189
145		Old National Bancorp	1,913
417		Opus Bank	7,227
1,908		People’s United Financial, Inc	21,083
615		Pinnacle Financial Partners, Inc	23,087
3,557		PNC Financial Services Group, Inc	340,476
29

TIAA-CREF LIFE FUNDS – Social Choice Equity Fund

SHARES		COMPANY	VALUE
10,283		Regions Financial Corp	$92,238
47		Signature Bank	3,778
130		Stock Yards Bancorp, Inc	3,761
262	*	SVB Financial Group	39,583
402		TFS Financial Corp	6,139
567	*	The Bancorp, Inc	3,442
538	*	Tristate Capital Holdings, Inc	5,202
6,884		Truist Financial Corp	212,303
50		UMB Financial Corp	2,319
102		United Bankshares, Inc	2,354
182		Univest Financial Corp	2,970
10,801		US Bancorp	372,094
107		Webster Financial Corp	2,450
280		WesBanco, Inc	6,636
49		Westamerica Bancorporation	2,880
604		Zions Bancorporation	16,163
		TOTAL BANKS	1,935,543

CAPITAL GOODS - 6.3%
2,966		3M Co	404,889
146	*	Aegion Corp	2,618
281		Argan, Inc	9,714
518	*	Astronics Corp	4,755
1,174	*	Axon Enterprise, Inc	83,084
711		Barnes Group, Inc	29,741
1,107		Briggs & Stratton Corp	2,004
208		Carlisle Cos, Inc	26,058
2,599		Caterpillar, Inc	301,588
540		Cubic Corp	22,307
542		Cummins, Inc	73,343
1,006		Curtiss-Wright Corp	92,965
1,398		Deere & Co	193,148
2,632		Eaton Corp	204,480
1,689		Fastenal Co	52,781
1,380		Fortive Corp	76,162
1,039		HEICO Corp	77,520
1,842		HEICO Corp (Class A)	117,704
267	*	Herc Holdings, Inc	5,463
1,120		Hexcel Corp	41,653
2,232		Illinois Tool Works, Inc	317,212
896	*	Ingersoll Rand, Inc	22,221
4,469		Johnson Controls International plc	120,484
529	*	Lydall, Inc	3,417
2,353		Masco Corp	81,343
1,266	*	Mercury Systems, Inc	90,316
302		Moog, Inc (Class A)	15,260
32		Owens Corning, Inc	1,242
1,306		PACCAR, Inc	79,836
630		Parker-Hannifin Corp	81,730
795		Quanta Services, Inc	25,225
538		Rockwell Automation, Inc	81,190
510		Roper Technologies Inc	159,023
343	*	Sensata Technologies Holding plc	9,923
116		Snap-On, Inc	12,623
2,440		Spirit Aerosystems Holdings, Inc (Class A)	58,389
233	*	Titan Machinery, Inc	2,025
30

TIAA-CREF LIFE FUNDS – Social Choice Equity Fund

SHARES		COMPANY	VALUE
972		Trane Technologies plc	$80,278
644		TransDigm Group, Inc	206,202
208	*	Trimas Corp	4,805
404	*	United Rentals, Inc	41,572
194		W.W. Grainger, Inc	48,209
484		Woodward Inc	28,769
433		Xylem, Inc	28,201
		TOTAL CAPITAL GOODS	3,421,472

COMMERCIAL & PROFESSIONAL SERVICES - 1.2%
590		ACCO Brands Corp	2,980
21		Cintas Corp	3,638
256	*	Copart, Inc	17,541
103		Exponent, Inc	7,407
112		Heidrick & Struggles International, Inc	2,520
164	*	Huron Consulting Group, Inc	7,439
34		ICF International, Inc	2,336
3,706		IHS Markit Ltd	222,360
478		Kelly Services, Inc (Class A)	6,066
179		Manpower, Inc	9,485
134	*	Mistras Group, Inc	571
390		Quad Graphics, Inc	983
138		Resources Connection, Inc	1,514
827		Robert Half International, Inc	31,219
730	*	Team, Inc	4,745
1,708		TransUnion	113,035
119		Verisk Analytics, Inc	16,586
1,922		Waste Management, Inc	177,900
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	628,325

CONSUMER DURABLES & APPAREL - 1.2%
200		Callaway Golf Co	2,044
653	*	Century Communities, Inc	9,475
10		Columbia Sportswear Co	698
468		Ethan Allen Interiors, Inc	4,783
1,070	*	Fossil Group, Inc	3,520
447	*	Green Brick Partners, Inc	3,598
13		Hasbro, Inc	930
14	*	Helen of Troy Ltd	2,017
121		Hooker Furniture Corp	1,889
266	*,e	iRobot Corp	10,879
39	*	Lululemon Athletica, Inc	7,393
131	*	Meritage Homes Corp	4,783
255	*	Mohawk Industries, Inc	19,441
200		Movado Group, Inc	2,364
144		Newell Brands Inc	1,912
5,369		Nike, Inc (Class B)	444,231
27	*	NVR, Inc	69,366
1,074		VF Corp	58,082
		TOTAL CONSUMER DURABLES & APPAREL	647,405

CONSUMER SERVICES - 2.0%
461	*	American Public Education, Inc	11,032
1,633		BBX Capital Corp	3,772
407	*	Bright Horizons Family Solutions	41,514
356		Carriage Services, Inc	5,750
31

TIAA-CREF LIFE FUNDS – Social Choice Equity Fund

SHARES		COMPANY	VALUE
186	*	Chipotle Mexican Grill, Inc (Class A)	$121,718
550		Darden Restaurants, Inc	29,953
13		Dine Brands Global Inc.	373
160		Domino’s Pizza, Inc	51,851
34		Dunkin Brands Group, Inc	1,805
372	*	El Pollo Loco Holdings, Inc	3,143
228	*	frontdoor, Inc	7,930
95		Graham Holdings Co	32,411
2,906		Hilton Worldwide Holdings, Inc	198,306
2,730	*	Houghton Mifflin Harcourt Co	5,132
216		Marriott Vacations Worldwide Corp	12,005
1,059	*	Norwegian Cruise Line Holdings Ltd	11,607
289	*	Red Robin Gourmet Burgers, Inc	2,462
649	*	Regis Corp	3,836
1,104		Royal Caribbean Cruises Ltd	35,516
1,135		Service Corp International	44,390
433	*	ServiceMaster Global Holdings, Inc	11,691
65		Six Flags Entertainment Corp	815
6,640		Starbucks Corp	436,514
123		Vail Resorts, Inc	18,168
129	*	WW International Inc	2,181
		TOTAL CONSUMER SERVICES	1,093,875

DIVERSIFIED FINANCIALS - 5.8%
879		Ally Financial, Inc	12,684
3,552		American Express Co	304,087
6,797		Bank of New York Mellon Corp	228,923
697		BlackRock, Inc	306,659
5,921		Charles Schwab Corp	199,064
1,913		CME Group, Inc	330,777
6,793		Discover Financial Services	242,306
204		E*TRADE Financial Corp	7,001
97		Factset Research Systems, Inc	25,286
1,411		Franklin Resources, Inc	23,550
42	*	Green Dot Corp	1,066
4,528		Intercontinental Exchange Group, Inc	365,636
1,033		Invesco Ltd	9,380
364		Legg Mason, Inc	17,781
585		Moody’s Corp	123,728
8,844		Morgan Stanley	300,696
241		Nasdaq Inc	22,883
1,684		Northern Trust Corp	127,075
1,162	*	On Deck Capital, Inc	1,790
204		Redwood Trust, Inc	1,032
1,668		S&P Global, Inc	408,743
1,745		State Street Corp	92,956
251		T Rowe Price Group, Inc	24,510
177		Voya Financial, Inc	7,177
		TOTAL DIVERSIFIED FINANCIALS	3,184,790

ENERGY - 2.5%
5,555	*	Antero Resources Corp	3,960
2,051		Apache Corp	8,573
2,780		Baker Hughes Co	29,190
7,454	*	Callon Petroleum Co	4,084
32

TIAA-CREF LIFE FUNDS – Social Choice Equity Fund

SHARES		COMPANY	VALUE
5,628		Chevron Corp	$407,805
311		Cimarex Energy Co	5,234
7,198		ConocoPhillips	221,698
59		Delek US Holdings, Inc	930
10,026	*,e	Denbury Resources, Inc	1,851
2,334		Devon Energy Corp	16,128
2,858		EQT Corp	20,206
636	*	Exterran Corp	3,053
1,076	*	Green Plains Inc	5,219
2,260	*,e	Gulfport Energy Corp	1,005
821	*	Helix Energy Solutions Group, Inc	1,346
1,077		Hess Corp	35,864
15,315		Kinder Morgan, Inc	213,185
3,737	*	Laredo Petroleum Holdings, Inc	1,419
16,764		Marathon Oil Corp	55,153
41	*	Matrix Service Co	388
94		National Oilwell Varco, Inc	924
555	*	Newpark Resources, Inc	498
328	*	NexTier Oilfield Solutions, Inc	384
2,870		Noble Energy, Inc	17,335
8,862	*	Oasis Petroleum, Inc	3,102
568		Parsley Energy, Inc	3,255
239		PBF Energy, Inc	1,692
3,363		QEP Resources Inc	1,125
4,820	e	Range Resources Corp	10,990
6,936		Schlumberger Ltd	93,567
63	*	Select Energy Services, Inc	203
2,804		SM Energy Co	3,421
9,944	*	Southwestern Energy Co	16,805
1,915	*,e	Tellurian, Inc	1,731
243	*	Tidewater, Inc	1,720
1,702	e	US Silica Holdings, Inc	3,064
2,852		Valero Energy Corp	129,367
3,539		Williams Cos, Inc	50,077
		TOTAL ENERGY	1,375,551

FOOD & STAPLES RETAILING - 0.6%
859		Casey’s General Stores, Inc	113,809
531	*	Chefs’ Warehouse Holdings, Inc	5,347
500		Pricesmart, Inc	26,275
877		SpartanNash Co	12,559
2,665	*	Sprouts Farmers Market, Inc	49,542
1,207	*	United Natural Foods, Inc	11,080
5,269	*	US Foods Holding Corp	93,314
272		Weis Markets, Inc	11,332
		TOTAL FOOD & STAPLES RETAILING	323,258

FOOD, BEVERAGE & TOBACCO - 3.6%
651	*,e	Beyond Meat, Inc	43,357
546		Bunge Ltd	22,402
1,096		Campbell Soup Co	50,591
13,922		Coca-Cola Co	616,048
146	*	Farmer Bros Co	1,016
619		Fresh Del Monte Produce, Inc	17,091
5,040		General Mills, Inc	265,961
2,808		Hormel Foods Corp	130,965
33

TIAA-CREF LIFE FUNDS – Social Choice Equity Fund

SHARES		COMPANY	VALUE
1,875		Kellogg Co	$112,481
471		McCormick & Co, Inc	66,510
5,166		PepsiCo, Inc	620,437
79	*	TreeHouse Foods, Inc	3,488
		TOTAL FOOD, BEVERAGE & TOBACCO	1,950,347

HEALTH CARE EQUIPMENT & SERVICES - 6.7%
423	*	Abiomed, Inc	61,403
592	*	Align Technology, Inc	102,978
3,728	*	Allscripts Healthcare Solutions, Inc	26,245
1,193	*	Angiodynamics, Inc	12,443
2,703	*	Antares Pharma, Inc	6,379
417	*	AtriCure, Inc	14,007
363	*,e	Axonics Modulation Technologies, Inc	9,224
379	*	BioTelemetry, Inc	14,595
2,043		Cardinal Health, Inc	97,941
287	*	Cardiovascular Systems, Inc	10,105
4,337		Cerner Corp	273,188
3,201	*	Cerus Corp	14,885
931		Cigna Corp	164,955
389		Computer Programs & Systems, Inc	8,655
494		Cooper Cos, Inc	136,181
2,301	*	Covetrus, Inc	18,730
198	*	Cross Country Healthcare, Inc	1,335
4,644		CVS Health Corp	275,528
1,763		Dentsply Sirona, Inc	68,457
1,638	*	Edwards Lifesciences Corp	308,960
1,912	*	Envista Holdings Corp	28,565
944	*	GenMark Diagnostics, Inc	3,889
178	*	Glaukos Corp	5,493
414	*	Globus Medical, Inc	17,607
86	*	Haemonetics Corp	8,571
1,501		HCA Healthcare, Inc	134,865
432	*	Health Catalyst, Inc	11,297
294	*	Henry Schein, Inc	14,853
157	*,e	Heska Corp	8,682
308		Hill-Rom Holdings, Inc	30,985
84	*	HMS Holdings Corp	2,123
1,250	*	Hologic, Inc	43,875
536		Humana, Inc	168,315
611	*	IDEXX Laboratories, Inc	148,009
257	*	Integer Holding Corp	16,155
597	*	Laboratory Corp of America Holdings	75,455
301		LeMaitre Vascular, Inc	7,501
44	*	LHC Group, Inc	6,169
85	*	LivaNova plc	3,846
1,120	*	Meridian Bioscience, Inc	9,408
1,266	*	Merit Medical Systems, Inc	39,562
1,173	*	NextGen Healthcare, Inc	12,246
402	*	Omnicell, Inc	26,363
1,683	*	OraSure Technologies, Inc	18,109
348	*	Orthofix Medical Inc	9,747
417		Owens & Minor, Inc	3,816
137	*	Penumbra, Inc	22,102
80	*	Premier, Inc	2,618
79	*	Providence Service Corp	4,336
34

TIAA-CREF LIFE FUNDS – Social Choice Equity Fund

SHARES		COMPANY	VALUE
269		Quest Diagnostics, Inc	$21,601
190	*	Quidel Corp	18,584
949		Resmed, Inc	139,778
580	*	Staar Surgical Co	18,711
332		STERIS plc	46,470
391	*	Surgery Partners, Inc	2,553
377	*	Tactile Systems Technology, Inc	15,140
321	*	Tandem Diabetes Care, Inc	20,656
569	*	Teladoc, Inc	88,201
651	*	Tivity Health, Inc	4,095
493	*	Triple-S Management Corp (Class B)	6,951
2,702		UnitedHealth Group, Inc	673,825
424	*	Varian Medical Systems, Inc	43,528
740	*,e	Vocera Communications, Inc	15,718
310		West Pharmaceutical Services, Inc	47,197
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	3,673,764

HOUSEHOLD & PERSONAL PRODUCTS - 2.4%
3,624		Colgate-Palmolive Co	240,489
897		Estee Lauder Cos (Class A)	142,928
621		Kimberly-Clark Corp	79,407
7,576		Procter & Gamble Co	833,360
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	1,296,184

INSURANCE - 3.1%
1,222		Allstate Corp	112,094
6,423		American International Group, Inc	155,758
448		Aon plc	73,938
2,784		Chubb Ltd	310,945
2,583		Loews Corp	89,966
3,337		Marsh & McLennan Cos, Inc	288,517
3,784		Progressive Corp	279,411
3,633		Prudential Financial, Inc	189,425
1,858		Travelers Cos, Inc	184,592
63		Willis Towers Watson plc	10,700
		TOTAL INSURANCE	1,695,346

MATERIALS - 2.7%
140		Aptargroup, Inc	13,936
2,284		Ball Corp	147,684
1,021	*	Century Aluminum Co	3,696
354	*	Clearwater Paper Corp	7,721
5,572		DuPont de Nemours, Inc	190,005
2,027		Ecolab, Inc	315,867
158		H.B. Fuller Co	4,413
143		International Flavors & Fragrances, Inc	14,597
1,804		International Paper Co	56,159
712	*	Kraton Corp	5,767
2,719		Linde plc	470,387
281		Minerals Technologies, Inc	10,189
1,894		Mosaic Co	20,493
1,861		Newmont Goldcorp Corp	84,266
2,921		Nucor Corp	105,214
27		Reliance Steel & Aluminum Co	2,365
1,968	*	Summit Materials, Inc	29,520
283		Trinseo S.A.	5,125
35

TIAA-CREF LIFE FUNDS – Social Choice Equity Fund

SHARES		COMPANY	VALUE
423	*	US Concrete, Inc	$7,673
		TOTAL MATERIALS	1,495,077

MEDIA & ENTERTAINMENT - 7.3%
2,828	*	Activision Blizzard, Inc	168,209
770	*	Alphabet, Inc (Class A)	894,701
771	*	Alphabet, Inc (Class C)	896,526
56		Cable One, Inc	92,065
948		Cinemark Holdings, Inc	9,660
1,162	*	Clear Channel	744
17,310		Comcast Corp (Class A)	595,118
3,695	*,e	Discovery, Inc (Class A)	71,831
5,403	*	Discovery, Inc (Class C)	94,769
1,440	*	Electronic Arts, Inc	144,245
1,061	*	Gray Television, Inc	11,395
871	*	Imax Corp	7,883
592		John Wiley & Sons, Inc (Class A)	22,194
2,359	*	Liberty Broadband Corp (Class C)	261,188
173	*	Madison Square Garden Co	36,574
516		Marcus Corp	6,357
869		New York Times Co (Class A)	26,687
4,128		Omnicom Group, Inc	226,627
314	*,e	Roku, Inc	27,469
195	*	Rosetta Stone, Inc	2,734
411		Scholastic Corp	10,476
456		Sinclair Broadcast Group, Inc (Class A)	7,332
3,163	e	Sirius XM Holdings, Inc	15,625
232	*	Take-Two Interactive Software, Inc	27,518
246		TEGNA, Inc	2,672
1,239		TripAdvisor, Inc	21,546
12,143	*	Twitter, Inc	298,232
402	e	World Wrestling Entertainment, Inc (Class A)	13,640
		TOTAL MEDIA & ENTERTAINMENT	3,994,017

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.7%
4,079		AbbVie, Inc	310,779
784	*	Acadia Pharmaceuticals, Inc	33,124
157	*	Acceleron Pharma, Inc	14,110
987	*	Aerie Pharmaceuticals, Inc	13,324
2,093		Agilent Technologies, Inc	149,901
637	*	Agios Pharmaceuticals, Inc	22,601
21	*	Akcea Therapeutics, Inc	300
2,060	*	Akorn, Inc	1,156
2,488		Amgen, Inc	504,392
586	*	AnaptysBio, Inc	8,280
544	*	Assembly Biosciences, Inc	8,068
898	*	Atara Biotherapeutics, Inc	7,642
3,404	*	BioCryst Pharmaceuticals, Inc	6,808
820	*	Biogen, Inc	259,432
675	*	BioMarin Pharmaceutical, Inc	57,038
620	*	Bluebird Bio, Inc	28,495
10,002		Bristol-Myers Squibb Co	557,511
69	*	Catalent, Inc	3,585
701	*	Collegium Pharmaceutical, Inc	11,447
875	*,e	Cymabay Therapeutics, Inc	1,295
3,796		Eli Lilly & Co	526,581
36

TIAA-CREF LIFE FUNDS – Social Choice Equity Fund

SHARES		COMPANY	VALUE
70	*,e	Esperion Thereapeutics, Inc	$2,207
298	*	FibroGen, Inc	10,356
453	*,e	Flexion Therapeutics, Inc	3,565
5,109		Gilead Sciences, Inc	381,949
186	*	Halozyme Therapeutics, Inc	3,346
715	*,e	Insmed, Inc	11,461
335	*	Intersect ENT, Inc	3,970
1,239	*	Intra-Cellular Therapies, Inc	19,043
800	*	IQVIA Holdings, Inc	86,288
374	*	Jazz Pharmaceuticals plc	37,303
1,108	*	MacroGenics, Inc	6,449
9,063		Merck & Co, Inc	697,307
80	*	Mettler-Toledo International, Inc	55,241
34	*	Mirati Therapeutics, Inc	2,614
9,124	*,e	Opko Health, Inc	12,226
220	*,e	Optinose, Inc	988
547		Perrigo Co plc	26,305
1,704	*	Progenics Pharmaceuticals, Inc	6,475
842	*	Prothena Corp plc	9,009
1,002	*	Revance Therapeutics, Inc	14,830
89	*	Sage Therapeutics, Inc	2,556
1,162	*	Sangamo Therapeutics Inc	7,402
5,141	*,e	TherapeuticsMD, Inc	5,449
437	*,e	Theravance Biopharma, Inc	10,099
60	*	Tricida, Inc	1,320
366	*	Ultragenyx Pharmaceutical, Inc	16,261
1,438	*	Vertex Pharmaceuticals, Inc	342,172
272	*	Waters Corp	49,518
576	*,e	ZIOPHARM Oncology, Inc	1,411
3,181		Zoetis, Inc	374,372
177	*	Zogenix, Inc	4,377
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	4,731,738

REAL ESTATE - 3.7%
659		Alexandria Real Estate Equities, Inc	90,323
2,118		American Tower Corp	461,195
1,054		Boston Properties, Inc	97,210
1,255		CatchMark Timber Trust, Inc	9,061
1,015	*	CBRE Group, Inc	38,276
310		Chatham Lodging Trust	1,841
118		Coresite Realty	13,676
497		Cousins Properties, Inc	14,547
39		CyrusOne, Inc	2,408
165		Douglas Emmett, Inc	5,034
930		Duke Realty Corp	30,113
352		Easterly Government Properties, Inc	8,673
497		Equinix, Inc	310,411
582		First Industrial Realty Trust, Inc	19,340
1,028		Franklin Street Properties Corp	5,890
2,994		Healthpeak Properties Inc	71,407
2,262		Host Hotels and Resorts, Inc	24,973
457	*	Howard Hughes Corp	23,088
54		Jones Lang LaSalle, Inc	5,453
14		Kilroy Realty Corp	892
562		Kimco Realty Corp	5,435
2,407		Macerich Co	13,551
37

TIAA-CREF LIFE FUNDS – Social Choice Equity Fund

SHARES		COMPANY	VALUE
463		Paramount Group, Inc	$4,074
447		Park Hotels & Resorts, Inc	3,536
4,921		Prologis, Inc	395,501
89		QTS Realty Trust, Inc	5,163
147	e	Realogy Holdings Corp	443
8		RMR Group, Inc	216
620		SBA Communications Corp	167,381
644		UDR, Inc	23,532
17		Washington REIT	406
2,740		Welltower, Inc	125,437
3,815		Weyerhaeuser Co	64,664
		TOTAL REAL ESTATE	2,043,150

RETAILING - 7.4%
77		Aaron’s, Inc	1,754
366		Advance Auto Parts, Inc	34,155
1,038	*	Amazon.com, Inc	2,023,809
941		Big Lots, Inc	13,381
2,639	*	BJ’s Wholesale Club Holdings, Inc	67,215
238	*	Booking Holdings, Inc	320,186
856		Caleres, Inc	4,451
75	*	CarMax, Inc	4,037
655		eBay, Inc	19,689
65	*	Five Below, Inc	4,575
1,470	*,e	GameStop Corp (Class A)	5,145
596	e	Gap, Inc	4,196
316	*	Genesco, Inc	4,216
255		Genuine Parts Co	17,169
180		Haverty Furniture Cos, Inc	2,140
364	*	Hibbett Sports, Inc	3,980
3,422		Home Depot, Inc	638,922
119	*	Lands’ End, Inc	636
1,082	*	LKQ Corp	22,192
3,187		Lowe’s Companies, Inc	274,241
2,208	e	Macy’s, Inc	10,841
431	*	MarineMax, Inc	4,491
1,637	*	Quotient Technology, Inc	10,641
149		Shoe Carnival, Inc	3,095
2,628		Target Corp	244,325
236		Tiffany & Co	30,562
4,028		TJX Companies, Inc	192,579
202		Tractor Supply Co	17,079
251	*	Ulta Beauty, Inc	44,101
28		Winmark Corp	3,568
		TOTAL RETAILING	4,027,371

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.9%
4,734		Applied Materials, Inc	216,912
289	*	Cirrus Logic, Inc	18,967
569	*	Cree, Inc	20,177
250	*	First Solar, Inc	9,015
13,944		Intel Corp	754,649
203		Lam Research Corp	48,720
84		NVE Corp	4,370
2,308		NVIDIA Corp	608,389
261	*	Silicon Laboratories, Inc	22,292
38

TIAA-CREF LIFE FUNDS – Social Choice Equity Fund

SHARES		COMPANY	VALUE
4,359		Texas Instruments, Inc	$435,595
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	2,139,086

SOFTWARE & SERVICES - 11.9%
3,005		Accenture plc	490,596
1,804	*	Adobe, Inc	574,105
1,421	*	Autodesk, Inc	221,818
2,640	*,e	Avaya Holdings Corp	21,358
634	*	Benefitfocus, Inc	5,649
193		Blackbaud, Inc	10,721
1,548	*	Cadence Design Systems, Inc	102,230
4,496	*	Conduent, Inc	11,015
104	*	Coupa Software, Inc	14,532
790		CSG Systems International, Inc	33,062
731	*	ExlService Holdings, Inc	38,034
8	*	Fair Isaac Corp	2,462
4,338		International Business Machines Corp	481,214
1,566		Intuit, Inc	360,180
3,032	*	Limelight Networks, Inc	17,282
1,169		LogMeIn, Inc	97,354
18,134	d	Microsoft Corp	2,859,913
1,157	*	New Relic, Inc	53,500
811	*,e	Nutanix, Inc	12,814
136	*	OneSpan, Inc	2,468
20	*	Paylocity Holding Corp	1,766
683	*	Perficient, Inc	18,502
322	*	Qualys, Inc	28,011
3,477	*	salesforce.com, Inc	500,618
1,390		Science Applications International Corp	103,736
880	*	SPS Commerce, Inc	40,929
1,463	*	SVMK, Inc	19,765
977	*	Sykes Enterprises, Inc	26,496
2,620	*	Teradata Corp	53,684
696		TiVo Corp	4,928
362		TTEC Holdings, Inc	13,293
614	*	Virtusa Corp	17,438
959	*	VMware, Inc (Class A)	116,135
1,017	*	WEX, Inc	106,327
406	*	Zendesk, Inc	25,988
		TOTAL SOFTWARE & SERVICES	6,487,923

TECHNOLOGY HARDWARE & EQUIPMENT - 6.9%
66	*	Anixter International, Inc	5,799
10,007		Apple, Inc	2,544,680
1,391	*	Arlo Technologies, Inc	3,380
41		Belden CDT, Inc	1,479
108		Benchmark Electronics, Inc	2,159
14,698		Cisco Systems, Inc	577,778
413		CTS Corp	10,280
483		Daktronics, Inc	2,381
1,412		Dolby Laboratories, Inc (Class A)	76,544
44	*	Fabrinet	2,401
257	*	FARO Technologies, Inc	11,436
18,014		Hewlett Packard Enterprise Co	174,916
2,628		HP, Inc	45,622
117	*	Insight Enterprises, Inc	4,929
39

TIAA-CREF LIFE FUNDS – Social Choice Equity Fund

SHARES		COMPANY	VALUE
43		InterDigital, Inc	$1,919
69	*	Itron, Inc	3,852
991		Kemet Corp	23,943
323	*	Keysight Technologies, Inc	27,029
373	*	Kimball Electronics, Inc	4,073
680		Motorola Solutions, Inc	90,386
134	*	Novanta, Inc	10,704
633	*	Ribbon Communications, Inc	1,918
176	*	Rogers Corp	16,618
160		Synnex Corp	11,696
594	*	Tech Data Corp	77,725
841	*	TTM Technologies, Inc	8,696
1,192		Vishay Intertechnology, Inc	17,177
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	3,759,520

TELECOMMUNICATION SERVICES - 1.7%
385	*	Boingo Wireless, Inc	4,085
984		Cogent Communications Group, Inc	80,659
1,254	*,e	Gogo, Inc	2,658
2,305	*	Iridium Communications, Inc	51,471
2,210	*	ORBCOMM, Inc	5,392
1,404	*	Sprint Corp	12,102
13,918		Verizon Communications, Inc	747,814
		TOTAL TELECOMMUNICATION SERVICES	904,181

TRANSPORTATION - 2.1%
52		Amerco, Inc	15,108
662		ArcBest Corp	11,598
620		CH Robinson Worldwide, Inc	41,044
5,233		CSX Corp	299,851
1,654		Delta Air Lines, Inc	47,188
623	*	Echo Global Logistics, Inc	10,641
504	*	Hertz Global Holdings, Inc	3,115
56		Kansas City Southern	7,122
426		Knight-Swift Transportation Holdings, Inc	13,973
1,540		Norfolk Southern Corp	224,840
6		Ryder System, Inc	159
2,435		Southwest Airlines Co	86,710
3,854		United Parcel Service, Inc (Class B)	360,041
		TOTAL TRANSPORTATION	1,121,390

UTILITIES - 3.4%
3,496		American Electric Power Co, Inc	279,610
1,610		Centerpoint Energy, Inc	24,875
2,694		Consolidated Edison, Inc	210,132
1,487		Dominion Energy Inc	107,347
253		DTE Energy Co	24,027
1,906		Eversource Energy	149,068
2,734		Public Service Enterprise Group, Inc	122,784
2,564		Sempra Energy	289,706
334		South Jersey Industries, Inc	8,350
6,803		Southern Co	368,315
281		UGI Corp	7,494
1,457		WEC Energy Group, Inc	128,405
2,544		Xcel Energy, Inc	153,403
		TOTAL UTILITIES	1,873,516

		TOTAL COMMON STOCKS	54,088,185
		(Cost $44,117,092)
40

TIAA-CREF LIFE FUNDS – Social Choice Equity Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 1.5%

GOVERNMENT AGENCY DEBT - 1.0%
$276,000	j	Federal Home Loan Bank (FHLB)	0.000%	04/01/20	$276,000
250,000		FHLB	0.001	04/07/20	249,998
		TOTAL GOVERNMENT AGENCY DEBT			525,998

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.5%
293,868	c	State Street Navigator Securities Lending Government Money Market Portfolio			293,868
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			293,868

		TOTAL SHORT-TERM INVESTMENTS			819,866
		(Cost $819,869)
		TOTAL INVESTMENTS - 100.6%			54,908,051
		(Cost $44,936,961)
		OTHER ASSETS & LIABILITIES, NET - (0.6)%			(343,355)
		NET ASSETS - 100.0%			$54,564,696

Abbreviation(s):
REIT	Real Estate Investment Trust

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $303,714.
j	Zero coupon.

Futures contracts outstanding as of March 31, 2020 were as follows:

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
S&P 500 E Mini Index	4	06/19/20	$476,391	$513,940	$37,549
41

TIAA-CREF LIFE FUNDS – Stock Index Fund

TIAA-CREF LIFE FUNDS

STOCK INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2020

SHARES		COMPANY	VALUE
COMMON STOCKS - 99.6%

AUTOMOBILES & COMPONENTS - 0.7%
1,634	*	Adient plc	$14,820
1,752	*	American Axle & Manufacturing Holdings, Inc	6,325
4,638		Aptiv plc	228,375
3,646		BorgWarner, Inc	88,853
828		Cooper Tire & Rubber Co	13,496
274	*	Cooper-Standard Holding, Inc	2,814
2,264		Dana Inc	17,682
591	*	Dorman Products, Inc	32,665
71,027		Ford Motor Co	343,061
794	*	Fox Factory Holding Corp	33,348
22,922		General Motors Co	476,319
4,530		Gentex Corp	100,385
573	*	Gentherm, Inc	17,992
5,104		Goodyear Tire & Rubber Co	29,705
2,737	e	Harley-Davidson, Inc	51,811
377		LCI Industries, Inc	25,195
1,077		Lear Corp	87,506
772	*	Modine Manufacturing Co	2,509
292	*	Motorcar Parts of America, Inc	3,673
514		Spartan Motors, Inc	6,636
330		Standard Motor Products, Inc	13,718
449	*	Stoneridge, Inc	7,521
995	*	Tenneco, Inc	3,582
2,637	*	Tesla, Inc	1,381,788
1,162	e	Thor Industries, Inc	49,013
496	*	Visteon Corp	23,798
486		Winnebago Industries, Inc	13,516
		TOTAL AUTOMOBILES & COMPONENTS	3,076,106

BANKS - 4.4%
184		1st Constitution Bancorp	2,438
254		1st Source Corp	8,237
95		ACNB Corp	2,850
166		Allegiance Bancshares, Inc	4,002
197		Amalgamated Bank	2,132
442	*	Amerant Bancorp Inc	6,802
127		American National Bankshares, Inc	3,035
1,222		Ameris Bancorp	29,035
129		Ames National Corp	2,638
184		Arrow Financial Corp	5,128
2,719		Associated Banc-Corp	34,776
318	*	Atlantic Capital Bancshares, Inc	3,775
1,279		Atlantic Union Bankshares Corp	28,010
945	*	Axos Financial, Inc	17,133
697		Banc of California, Inc	5,576
529		Bancfirst Corp	17,653
42

TIAA-CREF LIFE FUNDS – Stock Index Fund

SHARES		COMPANY	VALUE
1,940		BancorpSouth Bank	$36,705
117	e	Bank First Corp	6,552
147,601		Bank of America Corp	3,133,569
254		Bank of Commerce Holdings	1,999
861		Bank of Hawaii Corp	47,562
174		Bank of Marin Bancorp	5,220
1,235		Bank of NT Butterfield & Son Ltd	21,032
130		Bank of Princeton	3,023
2,233		Bank OZK	37,291
487		Bank7 Corp	3,867
238		BankFinancial Corp	2,097
1,888		BankUnited	35,306
81		Bankwell Financial Group, Inc	1,236
511		Banner Corp	16,883
219		Bar Harbor Bankshares	3,784
163	*	Baycom Corp	1,964
152		BCB Bancorp, Inc	1,619
641		Berkshire Hills Bancorp, Inc	9,525
717		BOK Financial Corp	30,516
1,073		Boston Private Financial Holdings, Inc	7,672
287		Bridge Bancorp, Inc	6,073
385	*	Bridgewater Bancshares, Inc	3,754
1,046		Brookline Bancorp, Inc	11,799
253		Bryn Mawr Bank Corp	7,180
147		Business First Bancshares, Inc	1,985
120		Byline Bancorp, Inc	1,244
283		C&F Financial Corp	11,292
2,216		Cadence BanCorp	14,515
59		Cambridge Bancorp	3,068
238		Camden National Corp	7,485
693	*	Capital Bancorp, Inc	8,676
156		Capital City Bank Group, Inc	3,139
2,332		Capitol Federal Financial	27,075
128		Capstar Financial Holdings, Inc	1,266
222		Carolina Financial Corp	5,743
419		Carter Bank & Trust	3,846
1,496		Cathay General Bancorp	34,333
287		CBTX, Inc	5,100
2,396		Centerstate Banks of Florida, Inc	41,283
470		Central Pacific Financial Corp	7,473
161		Central Valley Community Bancorp	2,099
47		Century Bancorp, Inc	2,925
46		Chemung Financial Corp	1,517
1,706		CIT Group, Inc	29,446
39,332		Citigroup, Inc	1,656,664
167		Citizens & Northern Corp	3,340
8,425		Citizens Financial Group, Inc	158,474
236		City Holding Co	15,701
157		Civista Bancshares, Inc	2,349
226		CNB Financial Corp	4,265
524	*	Coastal Financial Corp	5,507
139		Codorus Valley Bancorp, Inc	2,238
1,129		Columbia Banking System, Inc	30,257
1,682	*	Columbia Financial, Inc	24,221
2,897		Comerica, Inc	84,998
2,031		Commerce Bancshares, Inc	102,261
43

TIAA-CREF LIFE FUNDS – Stock Index Fund

SHARES		COMPANY	VALUE
1,009		Community Bank System, Inc	$59,329
1,382		Community Bankers Trust Corp	6,703
61		Community Financial Corp	1,348
238		Community Trust Bancorp, Inc	7,566
422		ConnectOne Bancorp, Inc	5,672
858	*	CrossFirst Bankshares, Inc	7,207
1,101		Cullen/Frost Bankers, Inc	61,425
438	*	Customers Bancorp, Inc	4,787
2,357		CVB Financial Corp	47,258
500		Dime Community Bancshares	6,855
638		Eagle Bancorp, Inc	19,274
2,453		East West Bancorp, Inc	63,140
147		Enterprise Bancorp, Inc	3,968
347		Enterprise Financial Services Corp	9,685
161	*	Equity Bancshares, Inc	2,777
578	*	Esquire Financial Holdings, Inc	8,699
660		ESSA Bancorp, Inc	9,009
2,039		Essent Group Ltd	53,707
384		Evans Bancorp, Inc	9,335
144	e	Farmers & Merchants Bancorp, Inc	3,731
378		Farmers National Banc Corp	4,396
362		FB Financial Corp	7,139
139		Federal Agricultural Mortgage Corp (Class C)	7,733
44	e	Fidelity D&D Bancorp, Inc	2,245
12,985		Fifth Third Bancorp	192,827
202		Financial Institutions, Inc	3,664
440		First Bancorp (NC)	10,155
3,399		First Bancorp (Puerto Rico)	18,083
162		First Bancorp, Inc	3,564
130		First Bancshares, Inc	2,479
354		First Bank	2,457
586		First Busey Corp	10,027
266		First Business Financial Services, Inc	4,123
166	e	First Capital Inc	9,943
117		First Choice Bancorp	1,756
132		First Citizens Bancshares, Inc (Class A)	43,939
1,371		First Commonwealth Financial Corp	12,531
242		First Community Bancshares, Inc	5,639
586		First Defiance Financial Corp	8,638
1,990		First Financial Bancorp	29,671
2,288		First Financial Bankshares, Inc	61,410
188		First Financial Corp	6,339
130		First Financial Northwest, Inc	1,305
445		First Foundation, Inc	4,548
70		First Guaranty Bancshares, Inc	1,010
2,293		First Hawaiian, Inc	37,903
5,859		First Horizon National Corp	47,224
85		First Internet Bancorp	1,396
744		First Interstate Bancsystem, Inc	21,457
960		First Merchants Corp	25,430
93		First Mid-Illinois Bancshares, Inc	2,208
1,595		First Midwest Bancorp, Inc	21,110
158		First Northwest Bancorp	1,717
321		First of Long Island Corp	5,569
3,138		First Republic Bank	258,195
610		Flagstar Bancorp, Inc	12,096
44

TIAA-CREF LIFE FUNDS – Stock Index Fund

SHARES		COMPANY	VALUE
358		Flushing Financial Corp	$4,783
5,725		FNB Corp	42,193
206		Franklin Financial Network, Inc	4,200
220		Franklin Financial Services Corp	6,039
247		FS Bancorp, Inc	8,892
2,673		Fulton Financial Corp	30,713
325		German American Bancorp, Inc	8,921
1,494		Glacier Bancorp, Inc	50,804
161		Great Southern Bancorp, Inc	6,504
849		Great Western Bancorp, Inc	17,388
45		Greene County Bancorp, Inc	1,051
26		Guaranty Bancshares, Inc	602
1,895		Hancock Whitney Corp	36,990
484		Hanmi Financial Corp	5,251
1,147	*	HarborOne Northeast Bancorp, Inc	8,637
305		Hawthorn Bancshares Inc	5,597
429		Heartland Financial USA, Inc	12,956
553		Heritage Commerce Corp	4,242
460		Heritage Financial Corp	9,200
1,168		Hilltop Holdings, Inc	17,660
22		Hingham Institution for Savings	3,190
89		Home Bancorp, Inc	2,173
2,960		Home Bancshares, Inc	35,490
314		HomeStreet, Inc	6,980
265		HomeTrust Bancshares, Inc	4,219
1,956		Hope Bancorp, Inc	16,078
501		Horizon Bancorp	4,940
129	*	Howard Bancorp, Inc	1,401
18,430		Huntington Bancshares, Inc	151,310
909		IBERIABANK Corp	32,869
491		Independent Bank Corp (MA)	31,606
308		Independent Bank Corp (MI)	3,964
488		Independent Bank Group, Inc	11,556
843		International Bancshares Corp	22,660
120		Investar Holding Corp	1,532
4,402		Investors Bancorp, Inc	35,172
57,167		JPMorgan Chase & Co	5,146,745
2,079		Kearny Financial Corp	17,859
17,530		Keycorp	181,786
584		Lakeland Bancorp, Inc	6,313
525		Lakeland Financial Corp	19,294
141		LCNB Corp	1,777
166	*,e	LendingTree, Inc	30,443
85		Level One Bancorp, Inc	1,530
310		Live Oak Bancshares, Inc	3,866
341		Luther Burbank Corp	3,127
2,442		M&T Bank Corp	252,576
400		Macatawa Bank Corp	2,848
489	*	Malvern Bancorp, Inc	5,990
226		Mercantile Bank Corp	4,784
155		Merchants Bancorp	2,353
856		Meridian Bancorp, Inc	9,604
1,054		Meta Financial Group, Inc	22,893
101	*	Metropolitan Bank Holding Corp	2,720
7,025		MGIC Investment Corp	44,609
324		Midland States Bancorp, Inc	5,667
45

TIAA-CREF LIFE FUNDS – Stock Index Fund

SHARES		COMPANY	VALUE
169		MidWestOne Financial Group, Inc	$3,539
236	*	MMA Capital Holdings Inc	5,836
1,928	*	Mr Cooper Group, Inc	14,132
101		MutualFirst Financial, Inc	2,848
142		MVB Financial Corp	1,811
535		National Bank Holdings Corp	12,787
109		National Bankshares, Inc	3,477
669		NBT Bancorp, Inc	21,669
8,219		New York Community Bancorp, Inc	77,176
140	*	Nicolet Bankshares, Inc	7,641
1,146	*	NMI Holdings, Inc	13,305
115		Northeast Bank	1,341
643		Northfield Bancorp, Inc	7,195
104		Northrim BanCorp, Inc	2,808
1,947		Northwest Bancshares, Inc	22,527
64		Norwood Financial Corp	1,709
530	e	Oak Valley Bancorp	8,342
714		OceanFirst Financial Corp	11,360
596		OFG Bancorp	6,663
287		Ohio Valley Banc Corp	8,604
3,054		Old National Bancorp	40,282
432		Old Second Bancorp, Inc	2,985
809		OP Bancorp	6,035
319		Opus Bank	5,528
249		Origin Bancorp, Inc	5,042
111		Orrstown Financial Services, Inc	1,529
1,203	*	Pacific Mercantile Bancorp	5,666
1,118		Pacific Premier Bancorp, Inc	21,063
2,138		PacWest Bancorp	38,313
205		Park National Corp	15,916
713		Parke Bancorp, Inc	9,618
226		PCB Bancorp	2,210
290		PCSB Financial Corp	4,057
259	*	PDL Community Bancorp	2,660
259		Peapack Gladstone Financial Corp	4,649
100		Penns Woods Bancorp, Inc	2,430
316		PennyMac Financial Services, Inc	6,987
365		Peoples Bancorp of North Carolina, Inc	7,431
261		Peoples Bancorp, Inc	5,781
101		Peoples Financial Services Corp	4,014
7,639		People’s United Financial, Inc	84,411
194		People’s Utah Bancorp	3,758
1,330		Pinnacle Financial Partners, Inc	49,928
8,107		PNC Financial Services Group, Inc	776,002
1,826		Popular, Inc	63,910
188		Preferred Bank	6,358
175		Premier Financial Bancorp, Inc	2,170
1,887		Prosperity Bancshares, Inc	91,048
741	*	Provident Bancorp Inc	6,387
1,634		Provident Financial Services, Inc	21,013
609		Prudential Bancorp, Inc	9,013
190		QCR Holdings, Inc	5,143
4,374		Radian Group, Inc	56,643
104		RBB Bancorp	1,427
18,527		Regions Financial Corp	166,187
102		Reliant Bancorp Inc	1,150
46

TIAA-CREF LIFE FUNDS – Stock Index Fund

SHARES		COMPANY	VALUE
670		Renasant Corp	$14,633
146		Republic Bancorp, Inc (Class A)	4,822
750	*	Republic First Bancorp, Inc	1,643
369		Riverview Bancorp, Inc	1,849
540		S&T Bancorp, Inc	14,753
495		Sandy Spring Bancorp, Inc	11,207
151		SB One Bancorp	2,567
617	*	Seacoast Banking Corp of Florida	11,297
290	*	Select Bancorp, Inc	2,213
726		ServisFirst Bancshares, Inc	21,286
185		Shore Bancshares, Inc	2,007
192		Sierra Bancorp	3,375
980		Signature Bank	78,782
1,396		Simmons First National Corp (Class A)	25,686
116		SmartFinancial, Inc	1,764
670		South State Corp	39,349
101	*	Southern First Bancshares, Inc	2,865
86		Southern Missouri Bancorp, Inc	2,087
169		Southern National Bancorp of Virginia, Inc	1,663
432		Southside Bancshares, Inc	13,129
154	*	Spirit of Texas Bancshares, Inc	1,592
259		Sterling Bancorp, Inc	1,114
3,716		Sterling Bancorp/DE	38,832
339		Stock Yards Bancorp, Inc	9,807
164		Summit Financial Group, Inc	3,478
955	*	SVB Financial Group	144,281
2,625		Synovus Financial Corp	46,095
2,958		TCF Financial Corp	67,028
150		Territorial Bancorp, Inc	3,683
932	*	Texas Capital Bancshares, Inc	20,662
1,347		TFS Financial Corp	20,569
714	*	The Bancorp, Inc	4,334
100		Timberland Bancorp, Inc	1,829
229		Tompkins Financial Corp	16,442
996		Towne Bank	18,018
618		Trico Bancshares	18,429
343	*	Tristate Capital Holdings, Inc	3,317
599	*	Triumph Bancorp, Inc	15,574
24,428		Truist Financial Corp	753,360
1,387		Trustco Bank Corp NY	7,504
1,035		Trustmark Corp	24,116
685		UMB Financial Corp	31,770
3,528		Umpqua Holdings Corp	38,455
60		Union Bankshares, Inc	1,350
1,552		United Bankshares, Inc	35,820
1,078		United Community Banks, Inc	19,738
113		United Security Bancshares	723
119		Unity Bancorp, Inc	1,392
364		Univest Financial Corp	5,941
26,245		US Bancorp	904,140
7,103		Valley National Bancorp	51,923
1,054		Veritex Holdings, Inc	14,724
681		Walker & Dunlop, Inc	27,424
1,396		Washington Federal, Inc	36,240
232		Washington Trust Bancorp, Inc	8,482
384		Waterstone Financial, Inc	5,583
47

TIAA-CREF LIFE FUNDS – Stock Index Fund

SHARES		COMPANY	VALUE
1,651		Webster Financial Corp	$37,808
69,104		Wells Fargo & Co	1,983,285
875		WesBanco, Inc	20,738
239		West Bancorporation, Inc	3,908
533		Westamerica Bancorporation	31,330
1,643		Western Alliance Bancorp	50,292
413		Western New England Bancorp, Inc	2,792
886		Wintrust Financial Corp	29,114
827		WSFS Financial Corp	20,609
3,277		Zions Bancorporation	87,693
		TOTAL BANKS	20,309,010

CAPITAL GOODS - 6.1%
10,207		3M Co	1,393,358
2,472		A.O. Smith Corp	93,466
724		Aaon, Inc	34,984
511		AAR Corp	9,075
685		Acuity Brands, Inc	58,677
642		Advanced Drainage Systems, Inc	18,900
3,246	*	Aecom Technology Corp	96,893
522	*	Aegion Corp	9,359
1,484	*	Aerojet Rocketdyne Holdings, Inc	62,076
528	*	Aerovironment, Inc	32,187
1,119		AGCO Corp	52,873
1,858		Air Lease Corp	41,136
148		Alamo Group, Inc	13,139
620		Albany International Corp (Class A)	29,345
1,625		Allegion plc	149,532
91		Allied Motion Technologies, Inc	2,157
2,377		Allison Transmission Holdings, Inc	77,514
990		Altra Industrial Motion Corp	17,315
317	*	Ameresco, Inc	5,398
254	*	American Woodmark Corp	11,575
4,160		Ametek, Inc	299,603
438		Apogee Enterprises, Inc	9,119
567		Applied Industrial Technologies, Inc	25,923
909		Arcosa, Inc	36,124
244		Argan, Inc	8,435
367	*	Armstrong Flooring, Inc	525
902		Armstrong World Industries, Inc	71,637
334		Astec Industries, Inc	11,680
340	*	Astronics Corp	3,121
983	*	Atkore International Group, Inc	20,712
1,023	*	Axon Enterprise, Inc	72,398
406		AZZ, Inc	11,417
782		Barnes Group, Inc	32,711
1,120	*	Beacon Roofing Supply, Inc	18,525
967	*,e	Bloom Energy Corp	5,057
87	*	Blue Bird Corp	951
144	*,e	BlueLinx Holdings, Inc	713
1,549	*	BMC Stock Holdings, Inc	27,464
9,679		Boeing Co	1,443,526
656		Briggs & Stratton Corp	1,187
2,096	*	Builders FirstSource, Inc	25,634
1,881		BWX Technologies, Inc	91,623
351		Caesarstone Sdot-Yam Ltd	3,710
48

TIAA-CREF LIFE FUNDS – Stock Index Fund

SHARES		COMPANY	VALUE
250	*	CAI International, Inc	$3,535
994		Carlisle Cos, Inc	124,528
9,833		Caterpillar, Inc	1,141,021
624	*	Chart Industries, Inc	18,084
259	*	CIRCOR International, Inc	3,012
1,386	*	Colfax Corp	27,443
262		Columbus McKinnon Corp	6,550
575		Comfort Systems USA, Inc	21,016
388	*	Commercial Vehicle Group, Inc	586
320	*	Construction Partners Inc	5,405
347	*	Cornerstone Building Brands, Inc	1,582
901		Crane Co	44,311
225		CSW Industrials, Inc	14,591
633		Cubic Corp	26,149
2,760		Cummins, Inc	373,483
801		Curtiss-Wright Corp	74,020
5,292		Deere & Co	731,143
2,555		Donaldson Co, Inc	98,700
347		Douglas Dynamics, Inc	12,322
2,649		Dover Corp	222,357
160	*	Ducommun, Inc	3,976
240	*	DXP Enterprises, Inc	2,942
486	*	Dycom Industries, Inc	12,466
80		Eastern Co	1,560
7,677		Eaton Corp	596,426
916		EMCOR Group, Inc	56,169
11,214		Emerson Electric Co	534,347
318		Encore Wire Corp	13,353
2,281	*,e	Energous Corp	1,695
568	*	Energy Recovery, Inc	4,226
917		Enerpac Tool Group Corp	15,176
681		EnerSys	33,723
330		EnPro Industries, Inc	13,061
502		ESCO Technologies, Inc	38,107
56	*,e	EVI Industries, Inc	884
1,196	*	Evoqua Water Technologies Corp	13,407
10,086		Fastenal Co	315,187
1,130		Federal Signal Corp	30,826
2,325		Flowserve Corp	55,544
2,709		Fluor Corp	18,719
5,589		Fortive Corp	308,457
2,359		Fortune Brands Home & Security, Inc	102,027
199	*	Foundation Building Materials, Inc	2,048
719		Franklin Electric Co, Inc	33,886
730	*,e	Gates Industrial Corp plc	5,387
608	e	GATX Corp	38,036
103	*	Gencor Industries, Inc	1,081
1,240	*	Generac Holdings, Inc	115,531
4,714		General Dynamics Corp	623,709
158,241		General Electric Co	1,256,434
230	*	General Finance Corp	1,435
567	*	Gibraltar Industries, Inc	24,336
1,099	*	GMS, Inc	17,287
271		Gorman-Rupp Co	8,458
3,121		Graco, Inc	152,086
1,413		GrafTech International Ltd	11,474
49

TIAA-CREF LIFE FUNDS – Stock Index Fund

SHARES		COMPANY	VALUE
128		Graham Corp	$1,651
696	e	Granite Construction, Inc	10,565
890	*	Great Lakes Dredge & Dock Corp	7,387
720		Greenbrier Cos, Inc	12,773
448		Griffon Corp	5,667
627		H&E Equipment Services, Inc	9,204
1,393	*	Harsco Corp	9,709
3,020	*	HD Supply Holdings, Inc	85,859
760		HEICO Corp	56,704
1,362		HEICO Corp (Class A)	87,032
672		Helios Technologies, Inc	25,482
380	*	Herc Holdings, Inc	7,775
1,608		Hexcel Corp	59,802
1,600		Hillenbrand, Inc	30,576
13,150		Honeywell International, Inc	1,759,338
7,052		Howmet Aerospace, Inc	113,255
1,006		Hubbell, Inc	115,428
793		Huntington Ingalls	144,493
96		Hurco Cos, Inc	2,794
158		Hyster-Yale Materials Handling, Inc	6,334
1,433		IDEX Corp	197,912
137	*	IES Holdings, Inc	2,418
5,854		Illinois Tool Works, Inc	831,970
6,120	*	Ingersoll Rand, Inc	151,776
289		Insteel Industries, Inc	3,829
1,602		ITT, Inc	72,667
2,513		Jacobs Engineering Group, Inc	199,206
1,178	*	JELD-WEN Holding, Inc	11,462
486		John Bean Technologies Corp	36,095
14,208		Johnson Controls International plc	383,048
166		Kadant, Inc	12,392
670		Kaman Corp	25,775
1,244		Kennametal, Inc	23,163
1,247	*	Kratos Defense & Security Solutions, Inc	17,258
4,031		L3Harris Technologies, Inc	726,064
87	*	Lawson Products, Inc	2,325
122	*	LB Foster Co (Class A)	1,508
606		Lennox International, Inc	110,165
1,115		Lincoln Electric Holdings, Inc	76,935
165		Lindsay Corp	15,111
4,521		Lockheed Martin Corp	1,532,393
478		Luxfer Holdings plc	6,759
258	*	Lydall, Inc	1,667
539	*	Manitowoc Co, Inc	4,581
4,995		Masco Corp	172,677
503	*	Masonite International Corp	23,867
1,083	*	Mastec, Inc	35,447
906	e	Maxar Technologies, Inc	9,676
952	*	Mercury Systems, Inc	67,916
1,303	*	Meritor, Inc	17,265
1,001	*	Middleby Corp	56,937
168		Miller Industries, Inc	4,751
661		Moog, Inc (Class A)	33,400
1,441	*	MRC Global, Inc	6,139
884		MSC Industrial Direct Co (Class A)	48,593
883		Mueller Industries, Inc	21,139
50

TIAA-CREF LIFE FUNDS – Stock Index Fund

SHARES		COMPANY	VALUE
2,381		Mueller Water Products, Inc (Class A)	$19,072
301	*	MYR Group, Inc	7,883
76		National Presto Industries, Inc	5,382
783	*	Navistar International Corp	12,912
1,965		NN, Inc	3,399
1,070		Nordson Corp	144,525
2,849		Northrop Grumman Corp	861,965
149	*	Northwest Pipe Co	3,315
1,637	*	NOW, Inc	8,447
224	*	NV5 Global Inc	9,249
2,708		nVent Electric plc	45,684
44		Omega Flex, Inc	3,714
1,266		Oshkosh Corp	81,442
2,030		Owens Corning, Inc	78,784
6,174		PACCAR, Inc	377,417
2,304		Parker-Hannifin Corp	298,898
328	*	Parsons Corp	10,483
381		Patrick Industries, Inc	10,729
3,468		Pentair plc	103,208
763	*	PGT, Inc	6,402
3,537	*,e	Plug Power, Inc	12,521
125		Powell Industries, Inc	3,209
51		Preformed Line Products Co	2,541
613		Primoris Services Corp	9,747
418	*	Proto Labs, Inc	31,822
492		Quanex Building Products Corp	4,959
2,753		Quanta Services, Inc	87,353
551		Raven Industries, Inc	11,698
5,113		Raytheon Co	670,570
477	*	RBC Bearings, Inc	53,801
884		Regal-Beloit Corp	55,648
2,049	*	Resideo Technologies, Inc	9,917
562		REV Group, Inc	2,344
2,232		Rexnord Corp	50,599
2,155		Rockwell Automation, Inc	325,211
1,910		Roper Technologies Inc	595,557
461		Rush Enterprises, Inc (Class A)	14,715
96		Rush Enterprises, Inc (Class B)	2,929
2,806	*	Sensata Technologies Holding plc	81,178
965		Simpson Manufacturing Co, Inc	59,811
641	*	SiteOne Landscape Supply, Inc	47,190
1,023		Snap-On, Inc	111,323
1,891		Spirit Aerosystems Holdings, Inc (Class A)	45,252
647	*	SPX Corp	21,118
646	*	SPX FLOW, Inc	18,359
195		Standex International Corp	9,559
2,683		Stanley Black & Decker, Inc	268,300
394	*	Sterling Construction Co, Inc	3,743
2,418	*	Sunrun, Inc	24,422
187		Systemax, Inc	3,316
642	*	Teledyne Technologies, Inc	190,847
268		Tennant Co	15,531
1,185		Terex Corp	17,017
427	*	Textainer Group Holdings Ltd	3,510
4,224		Textron, Inc	112,654
509	*	Thermon Group Holdings	7,671
51

TIAA-CREF LIFE FUNDS – Stock Index Fund

SHARES		COMPANY	VALUE
1,188		Timken Co	$38,420
784		Titan International, Inc	1,215
282	*	Titan Machinery, Inc	2,451
1,953		Toro Co	127,121
776	*	TPI Composites, Inc	11,469
4,395		Trane Technologies plc	362,983
907		TransDigm Group, Inc	290,412
1,137	*	Trex Co, Inc	91,119
716	*	Trimas Corp	16,540
1,884		Trinity Industries, Inc	30,276
1,184		Triton International Ltd	30,630
753		Triumph Group, Inc	5,090
585	*	Tutor Perini Corp	3,931
142	*	Twin Disc, Inc	991
1,363	*	United Rentals, Inc	140,253
14,832		United Technologies Corp	1,399,103
2,797	*	Univar Solutions Inc	29,984
1,265		Universal Forest Products, Inc	47,045
345		Valmont Industries, Inc	36,563
156	*	Vectrus, Inc	6,460
155	*	Veritiv Corp	1,218
253	*	Vicor Corp	11,269
557	*,e	Vivint Solar, Inc	2,434
795		W.W. Grainger, Inc	197,557
918		Wabash National Corp	6,628
1,008	*	WABCO Holdings, Inc	136,130
3,206		Wabtec Corp	154,305
644		Watsco, Inc	101,771
522		Watts Water Technologies, Inc (Class A)	44,187
2,009	*	Welbilt, Inc	10,306
1,042	*	WESCO International, Inc	23,810
71	*	Willis Lease Finance Corp	1,889
524	*	Willscot Corp	5,308
1,032		Woodward Inc	61,342
3,335		Xylem, Inc	217,209
		TOTAL CAPITAL GOODS	28,066,443

COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
1,317		ABM Industries, Inc	32,082
731	*	Acacia Research (Acacia Technologies)	1,623
1,696		ACCO Brands Corp	8,565
1,679	e	ADT, Inc	7,253
1,378	*	Advanced Disposal Services, Inc	45,198
1,070	*	ASGN Inc	37,792
110		Barrett Business Services, Inc	4,360
109		BG Staffing, Inc	815
1,020		Brady Corp (Class A)	46,033
329	*	BrightView Holdings, Inc	3,639
1,022		Brink’s Co	53,195
801	*	Casella Waste Systems, Inc (Class A)	31,287
778	*	CBIZ, Inc	16,276
433	*	Ceco Environmental Corp	2,022
390	*	Cimpress plc	20,748
1,516		Cintas Corp	262,602
819	*	Clean Harbors, Inc	42,048
3,641	*	Copart, Inc	249,481
52

TIAA-CREF LIFE FUNDS – Stock Index Fund

SHARES		COMPANY	VALUE
644	*	CoStar Group, Inc	$378,163
1,794		Covanta Holding Corp	15,339
128		CRA International, Inc	4,277
754		Deluxe Corp	19,551
235	*	Emerald Holding, Inc	609
394		Ennis, Inc	7,399
2,227		Equifax, Inc	266,015
944		Exponent, Inc	67,883
178	*	Forrester Research, Inc	5,203
148	*	Franklin Covey Co	2,300
640	*	FTI Consulting, Inc	76,653
191	*	GP Strategies Corp	1,244
1,153	e	Healthcare Services Group	27,568
286		Heidrick & Struggles International, Inc	6,435
247	*	Heritage-Crystal Clean, Inc	4,011
928		Herman Miller, Inc	20,602
682		HNI Corp	17,180
334	*	Huron Consulting Group, Inc	15,150
2,455	*	IAA, Inc	73,552
282		ICF International, Inc	19,373
7,257		IHS Markit Ltd	435,420
708	*	Innerworkings, Inc	828
734		Insperity, Inc	27,378
961		Interface, Inc	7,265
2,455		KAR Auction Services, Inc	29,460
481		Kelly Services, Inc (Class A)	6,104
366		Kforce, Inc	9,359
577		Kimball International, Inc (Class B)	6,872
752		Knoll, Inc	7,761
1,048		Korn/Ferry International	25,487
1,129		Manpower, Inc	59,826
491		Matthews International Corp (Class A)	11,877
379		McGrath RentCorp	19,852
259	*	Mistras Group, Inc	1,103
682		Mobile Mini, Inc	17,889
663		MSA Safety, Inc	67,096
6,597		Nielsen NV	82,726
160		NL Industries, Inc	477
2,896		Pitney Bowes, Inc	5,908
861	*,e	Precigen, Inc	2,927
482		Quad Graphics, Inc	1,215
4,089		Republic Services, Inc	306,920
514		Resources Connection, Inc	5,639
2,179		Robert Half International, Inc	82,257
2,670		Rollins, Inc	96,494
1,220		RR Donnelley & Sons Co	1,169
269	*	SP Plus Corp	5,582
2,270		Steelcase, Inc (Class A)	22,405
1,556	*	Stericycle, Inc	75,591
449	*	Team, Inc	2,919
1,049		Tetra Tech, Inc	74,080
3,332		TransUnion	220,512
932	*	TriNet Group, Inc	35,099
645	*	TrueBlue, Inc	8,230
237		Unifirst Corp	35,808
338	*	US Ecology, Inc	10,275
53

TIAA-CREF LIFE FUNDS – Stock Index Fund

SHARES		COMPANY	VALUE
2,936		Verisk Analytics, Inc	$409,220
440		Viad Corp	9,341
134		VSE Corp	2,196
7,888		Waste Management, Inc	730,113
116	*	Willdan Group, Inc	2,479
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	4,856,685

CONSUMER DURABLES & APPAREL - 1.2%
936		Acushnet Holdings Corp	24,074
840	*	American Outdoor Brands Corp	6,972
194		Bassett Furniture Industries, Inc	1,057
565	*	Beazer Homes USA, Inc	3,639
1,673		Brunswick Corp	59,174
1,433		Callaway Golf Co	14,645
2,340	*	Capri Holdings Ltd	25,249
750		Carter’s, Inc	49,297
132	*	Cavco Industries, Inc	19,132
772	*	Century Communities, Inc	11,202
307		Clarus Corp	3,009
604		Columbia Sportswear Co	42,141
1,159	*	CROCS, Inc	19,691
167		Culp, Inc	1,229
608	*	Deckers Outdoor Corp	81,472
6,017		DR Horton, Inc	204,578
167		Escalade, Inc	994
327		Ethan Allen Interiors, Inc	3,342
122		Flexsteel Industries, Inc	1,337
730	*	Fossil Group, Inc	2,402
2,568		Garmin Ltd	192,497
682	*	G-III Apparel Group Ltd	5,251
1,762	*,e	GoPro, Inc	4,616
578	*	Green Brick Partners, Inc	4,653
132		Hamilton Beach Brands Holding Co	1,255
6,499	e	Hanesbrands, Inc	51,147
2,303		Hasbro, Inc	164,780
527	*	Helen of Troy Ltd	75,904
173		Hooker Furniture Corp	2,701
379	*	Installed Building Products, Inc	15,111
443	*,e	iRobot Corp	18,119
75		Johnson Outdoors, Inc	4,702
2,009		KB Home	36,363
811		Kontoor Brands, Inc	15,547
696		La-Z-Boy, Inc	14,303
2,404		Leggett & Platt, Inc	64,139
224		Lennar Corp (B Shares)	6,478
4,977		Lennar Corp (Class A)	190,121
353	*	LGI Homes, Inc	15,938
163		Lifetime Brands, Inc	921
95	*	Lovesac Co	554
2,180	*	Lululemon Athletica, Inc	413,219
385	*	M/I Homes, Inc	6,364
287	*	Malibu Boats, Inc	8,263
156		Marine Products Corp	1,260
295	*	MasterCraft Boat Holdings, Inc	2,153
6,326	*	Mattel, Inc	55,732
1,006		MDC Holdings, Inc	23,339
54

TIAA-CREF LIFE FUNDS – Stock Index Fund

SHARES		COMPANY	VALUE
640	*	Meritage Homes Corp	$23,366
998	*	Mohawk Industries, Inc	76,087
227		Movado Group, Inc	2,683
66		Nacco Industries, Inc (Class A)	1,847
6,518		Newell Brands Inc	86,559
21,766		Nike, Inc (Class B)	1,800,919
56	*	NVR, Inc	143,870
276		Oxford Industries, Inc	10,008
973		Polaris Inc	46,850
4,730		Pulte Homes, Inc	105,574
1,147	*	Purple Innovation, Inc	6,515
1,215		PVH Corp	45,733
885		Ralph Lauren Corp	59,145
508		Rocky Brands, Inc	9,830
2,609	*	Skechers U.S.A., Inc (Class A)	61,938
1,397	*	Skyline Champion Corp	21,905
1,224	*	Sonos, Inc	10,380
1,383		Steven Madden Ltd	32,127
272		Sturm Ruger & Co, Inc	13,848
133		Superior Uniform Group, Inc	1,125
4,883		Tapestry, Inc	63,235
2,547	*	Taylor Morrison Home Corp	28,017
988	*	Tempur Sealy International, Inc	43,185
2,373		Toll Brothers, Inc	45,680
563	*	TopBuild Corp	40,333
2,459	*	TRI Pointe Homes, Inc	21,565
917		Tupperware Brands Corp	1,486
3,682	*	Under Armour, Inc (Class A)	33,911
3,626	*	Under Armour, Inc (Class C)	29,226
226	*	Unifi, Inc	2,610
217	*	Universal Electronics, Inc	8,326
320	*	Vera Bradley, Inc	1,318
5,623		VF Corp	304,092
1,021	*	Vista Outdoor, Inc	8,985
1,133		Whirlpool Corp	97,211
1,465		Wolverine World Wide, Inc	22,268
925	*	YETI Holdings, Inc	18,056
423	*,e	ZAGG, Inc	1,316
		TOTAL CONSUMER DURABLES & APPAREL	5,301,195

CONSUMER SERVICES - 1.8%
965	*	Adtalem Global Education, Inc	25,852
239	*	American Public Education, Inc	5,719
4,424		ARAMARK Holdings Corp	88,347
1,019		BBX Capital Corp	2,354
17	*	Biglari Holdings, Inc (B Shares)	874
356		BJ’s Restaurants, Inc	4,945
1,539		Bloomin’ Brands, Inc	10,988
141		Bluegreen Vacations Corp	815
1,270		Boyd Gaming Corp	18,313
1,085	*	Bright Horizons Family Solutions	110,670
763		Brinker International, Inc	9,164
11,076	*	Caesars Entertainment Corp	74,874
7,123		Carnival Corp	93,810
234		Carriage Services, Inc	3,779
507	*	Carrols Restaurant Group, Inc	923
55

TIAA-CREF LIFE FUNDS – Stock Index Fund

SHARES		COMPANY	VALUE
348	*	Century Casinos, Inc	$839
702		Cheesecake Factory	11,990
1,956	*	Chegg, Inc	69,986
453	*	Chipotle Mexican Grill, Inc (Class A)	296,443
695	e	Choice Hotels International, Inc	42,569
630		Churchill Downs, Inc	64,858
247	*	Chuy’s Holdings, Inc	2,487
515	e	Cracker Barrel Old Country Store, Inc	42,858
2,330		Darden Restaurants, Inc	126,892
657		Dave & Buster’s Entertainment, Inc	8,594
519	*	Del Taco Restaurants, Inc	1,780
1,168	*	Denny’s Corp	8,970
266		Dine Brands Global Inc.	7,629
748		Domino’s Pizza, Inc	242,404
948	*	Drive Shack, Inc	1,441
1,628		Dunkin Brands Group, Inc	86,447
302	*	El Pollo Loco Holdings, Inc	2,552
1,053	*,e	Eldorado Resorts, Inc	15,163
3,065		Extended Stay America, Inc	22,405
402	*	Fiesta Restaurant Group, Inc	1,620
1,596	*	frontdoor, Inc	55,509
149	*	Golden Entertainment, Inc	985
73		Graham Holdings Co	24,905
902	*	Grand Canyon Education, Inc	68,809
3,944		H&R Block, Inc	55,532
1,521	*	Hilton Grand Vacations, Inc	23,986
5,185		Hilton Worldwide Holdings, Inc	353,824
1,746	*	Houghton Mifflin Harcourt Co	3,282
738		Hyatt Hotels Corp	35,350
1,684		International Game Technology plc	10,020
211	*	J Alexander’s Holdings, Inc	808
490		Jack in the Box, Inc	17,174
521	*	K12, Inc	9,826
6,157		Las Vegas Sands Corp	261,488
1,806	*	Laureate Education, Inc	18,981
322	*	Lindblad Expeditions Holdings, Inc	1,343
5,050		Marriott International, Inc (Class A)	377,791
777		Marriott Vacations Worldwide Corp	43,186
13,789		McDonald’s Corp	2,280,011
8,887		MGM Resorts International	104,867
173	*	Monarch Casino & Resort, Inc	4,856
49		Nathan’s Famous, Inc	2,989
279	*,e	Noodles & Co	1,314
3,958	*	Norwegian Cruise Line Holdings Ltd	43,380
1,026	e	OneSpaWorld Holdings Ltd	4,166
422		Papa John’s International, Inc	22,522
2,326	*,e	Penn National Gaming, Inc	29,424
1,137	*	Perdoceo Education Corp	12,268
1,549	*	Planet Fitness, Inc	75,436
148	*	PlayAGS, Inc	392
320	*	Potbelly Corp	989
142		RCI Hospitality Holdings, Inc	1,416
238	*	Red Lion Hotels Corp	347
204	*	Red Robin Gourmet Burgers, Inc	1,738
1,049		Red Rock Resorts, Inc	8,969
607	*	Regis Corp	3,587
56

TIAA-CREF LIFE FUNDS – Stock Index Fund

SHARES		COMPANY	VALUE
3,198	e	Royal Caribbean Cruises Ltd	$102,880
473		Ruth’s Hospitality Group Inc	3,160
843	*	Scientific Games Corp (Class A)	8,177
1,062	*	SeaWorld Entertainment, Inc	11,703
373	*	Select Interior Concepts Inc	772
3,136		Service Corp International	122,649
2,355	*	ServiceMaster Global Holdings, Inc	63,585
496	*	Shake Shack, Inc	18,719
1,370		Six Flags Entertainment Corp	17,180
21,604		Starbucks Corp	1,420,247
403		Strategic Education, Inc	56,323
1,286		Texas Roadhouse, Inc (Class A)	53,112
368	e	Twin River Worldwide Holdings Inc	4,788
720		Vail Resorts, Inc	106,351
2,954		Wendy’s	43,956
454		Wingstop, Inc	36,184
1,105	*	WW International Inc	18,686
1,610		Wyndham Destinations, Inc	34,937
1,610		Wyndham Hotels & Resorts, Inc	50,731
1,791		Wynn Resorts Ltd	107,800
6,667		Yum China Holdings, Inc	284,214
5,571		Yum! Brands, Inc	381,781
		TOTAL CONSUMER SERVICES	8,418,759

DIVERSIFIED FINANCIALS - 3.2%
887		Affiliated Managers Group, Inc	52,457
430		AG Mortgage Investment Trust	1,178
10,367		AGNC Investment Corp	109,683
7,199		Ally Financial, Inc	103,882
12,254		American Express Co	1,049,065
2,369		Ameriprise Financial, Inc	242,775
25,755		Annaly Capital Management, Inc	130,578
1,539		Anworth Mortgage Asset Corp	1,739
2,943		Apollo Commercial Real Estate Finance, Inc	21,837
406		Ares Commercial Real Estate Corp	2,838
1,133		Ares Management Corp	35,044
359		Arlington Asset Investment Corp (Class A)	786
566		ARMOUR Residential REIT, Inc	4,986
693		Artisan Partners Asset Management, Inc	14,893
253	*	Assetmark Financial Holdings, Inc	5,159
86	e	Associated Capital Group, Inc	2,632
212		B. Riley Financial, Inc	3,905
461		Banco Latinoamericano de Exportaciones S.A. (Class E)	4,753
15,095		Bank of New York Mellon Corp	508,400
4,169		BGC Partners, Inc (Class A)	10,506
2,174		BlackRock, Inc	956,495
2,460		Blackstone Mortgage Trust, Inc	45,805
637	*	Blucora, Inc	7,676
866		Brightsphere Investment Group, Inc	5,534
267	*,†	Calamos Asset Management, Inc	0
1,084	*	Cannae Holdings, Inc	36,303
8,526		Capital One Financial Corp	429,881
1,473		Capstead Mortgage Corp	6,187
2,009		CBOE Global Markets, Inc	179,303
21,416		Charles Schwab Corp	720,006
189		Cherry Hill Mortgage Investment Corp	1,172
4,001		Chimera Investment Corp	36,409
57

TIAA-CREF LIFE FUNDS – Stock Index Fund

SHARES		COMPANY	VALUE
6,474		CME Group, Inc	$1,119,419
321		Cohen & Steers, Inc	14,589
1,289		Colony Credit Real Estate, Inc	5,079
387		Cowen Group, Inc	3,738
208	*	Credit Acceptance Corp	53,184
153	e	Curo Group Holdings Corp	811
49		Diamond Hill Investment Group, Inc	4,422
5,724		Discover Financial Services	204,175
397	*	Donnelley Financial Solutions, Inc	2,092
258		Dynex Capital, Inc	2,694
4,309		E*TRADE Financial Corp	147,885
2,009		Eaton Vance Corp	64,790
241	*	Elevate Credit, Inc	251
548		Ellington Financial Inc	3,129
375	*	Encore Capital Group, Inc	8,767
522	*	Enova International, Inc	7,564
638		Evercore Inc	29,386
796	*	Ezcorp, Inc (Class A)	3,319
688		Factset Research Systems, Inc	179,348
1,485		Federated Investors, Inc (Class B)	28,289
2,135	e	FGL Holdings	20,923
737		FirstCash, Inc	52,872
730	*,e	Focus Financial Partners, Inc	16,797
4,985		Franklin Resources, Inc	83,200
546		Gain Capital Holdings, Inc	3,047
93		GAMCO Investors, Inc (Class A)	1,022
5,836		Goldman Sachs Group, Inc	902,187
662		Granite Point Mortgage Trust, Inc	3,356
259		Great Ajax Corp	1,647
905	*	Green Dot Corp	22,978
424		Greenhill & Co, Inc	4,172
218		Hamilton Lane, Inc	12,058
630		Houlihan Lokey, Inc	32,836
1,406		Interactive Brokers Group, Inc (Class A)	60,697
10,042		Intercontinental Exchange Group, Inc	810,891
241	*	INTL FCStone, Inc	8,739
6,556		Invesco Ltd	59,528
2,779		Invesco Mortgage Capital, Inc	9,476
2,886		Janus Henderson Group plc	44,214
5,119		Jefferies Financial Group, Inc	69,977
168		KKR Real Estate Finance Trust, Inc	2,522
1,097		Ladder Capital Corp	5,200
1,898		Lazard Ltd (Class A)	44,717
1,355		Legg Mason, Inc	66,192
1,011	*	LendingClub Corp	7,936
1,625		LPL Financial Holdings, Inc	88,449
642		MarketAxess Holdings, Inc	213,510
144		Marlin Business Services Corp	1,608
9,365		MFA Financial Inc	14,516
609		Moelis & Co	17,113
2,992		Moody’s Corp	632,808
21,688		Morgan Stanley	737,392
355		Morningstar, Inc	41,269
1,489		MSCI, Inc (Class A)	430,261
2,154		Nasdaq Inc	204,522
4,428		Navient Corp	33,564
58

TIAA-CREF LIFE FUNDS – Stock Index Fund

SHARES		COMPANY	VALUE
312		Nelnet, Inc (Class A)	$14,168
7,422		New Residential Investment Corp	37,184
4,332		New York Mortgage Trust, Inc	6,715
483	*,†	NewStar Financial, Inc	117
3,538		Northern Trust Corp	266,977
750	*	On Deck Capital, Inc	1,155
1,264		OneMain Holdings, Inc	24,168
147		Oppenheimer Holdings, Inc	2,905
511		Orchid Island Capital, Inc	1,507
1,030		PennyMac Mortgage Investment Trust	10,939
324	*	Pico Holdings, Inc	2,521
229		Piper Jaffray Cos	11,581
271		PJT Partners, Inc	11,759
719	*	PRA Group, Inc	19,931
257		Pzena Investment Management, Inc (Class A)	1,146
2,472		Raymond James Financial, Inc	156,230
259		Ready Capital Corp	1,870
1,174		Redwood Trust, Inc	5,940
143	*	Regional Management Corp	1,953
4,501		S&P Global, Inc	1,102,970
296		Safeguard Scientifics, Inc	1,643
1,924		Santander Consumer USA Holdings, Inc	26,763
375		Sculptor Capital Management, Inc	5,077
2,522		SEI Investments Co	116,869
111		Silvercrest Asset Management Group, Inc	1,050
8,180		SLM Corp	58,814
5,018		Starwood Property Trust, Inc	51,434
6,626		State Street Corp	352,967
1,286		Stifel Financial Corp	53,086
12,194		Synchrony Financial	196,201
4,181		T Rowe Price Group, Inc	408,275
4,825		TD Ameritrade Holding Corp	167,235
867		TPG RE Finance Trust, Inc	4,760
4,626		Two Harbors Investment Corp	17,625
1,248		Virtu Financial, Inc	25,983
103		Virtus Investment Partners, Inc	7,839
2,789		Voya Financial, Inc	113,094
1,255	e	Waddell & Reed Financial, Inc (Class A)	14,282
614		Western Asset Mortgage Capital Corp	1,406
125		Westwood Holdings Group, Inc	2,289
1,867		WisdomTree Investments, Inc	4,350
90	*	World Acceptance Corp	4,915
		TOTAL DIVERSIFIED FINANCIALS	14,694,687

ENERGY - 2.4%
12,782	*	Abraxas Petroleum Corp	1,547
169		Amplify Energy Corp	96
3,992	e	Antero Midstream Corp	8,383
4,322	*,e	Antero Resources Corp	3,081
6,619		Apache Corp	27,667
1,605	*	Apergy Corp	9,229
338		Arch Coal, Inc	9,768
2,039		Archrock, Inc	7,667
454		Ardmore Shipping Corp	2,383
11,798		Baker Hughes Co	123,879
2,302		Berry Petroleum Co LLC	5,548
59

TIAA-CREF LIFE FUNDS – Stock Index Fund

SHARES		COMPANY	VALUE
314	*	Bonanza Creek Energy, Inc	$3,532
289		Brigham Minerals, Inc	2,390
7,897		Cabot Oil & Gas Corp	135,749
845		Cactus, Inc	9,802
9,408	*	Callon Petroleum Co	5,155
2,955	*	Centennial Resource Development, Inc	777
284	*,e	Chaparral Energy Inc	133
4,052	*	Cheniere Energy, Inc	135,742
26,504	*,e	Chesapeake Energy Corp	4,577
34,862		Chevron Corp	2,526,100
1,704		Cimarex Energy Co	28,678
1,943	*	Clean Energy Fuels Corp	3,459
3,564	*	CNX Resources Corp	18,960
3,821		Concho Resources, Inc	163,730
20,193		ConocoPhillips	621,944
445	*	CONSOL Energy, Inc	1,642
1,365	e	Continental Resources, Inc	10,429
333	*,e	Contura Energy Inc	783
485	*,e	Covia Holdings Corp	277
583		CVR Energy, Inc	9,637
1,312		Delek US Holdings, Inc	20,677
9,900	*,e	Denbury Resources, Inc	1,828
7,329		Devon Energy Corp	50,643
3,426		DHT Holdings, Inc	26,277
994	*,e	Diamond Offshore Drilling, Inc	1,819
406	*	Diamond S Shipping Inc	4,795
2,909		Diamondback Energy, Inc	76,216
333		DMC Global, Inc	7,662
424	*	Dorian LPG Ltd	3,693
582	*	Dril-Quip, Inc	17,751
153	*	Earthstone Energy, Inc	269
1,385	*	Energy Fuels, Inc	1,634
10,604		EOG Resources, Inc	380,896
4,284		EQT Corp	30,288
4,125	e	Equitrans Midstream Corp	20,749
272	*	Era Group, Inc	1,450
468		Evolution Petroleum Corp	1,221
499	*	Exterran Corp	2,395
1,888	*,e	Extraction Oil & Gas, Inc	797
77,413	d	Exxon Mobil Corp	2,939,372
3,834	*	Forum Energy Technologies, Inc	680
790	*	Frank’s International NV	2,046
348	*	FTS International, Inc	78
635		GasLog Ltd	2,299
1,502	e	Golar LNG Ltd	11,836
1,162	*	Goodrich Petroleum Corp	4,950
569	*	Green Plains Inc	2,760
2,531	*,e	Gulfport Energy Corp	1,126
223		Hallador Energy Co	212
15,738		Halliburton Co	107,805
2,257	*	Helix Energy Solutions Group, Inc	3,701
2,085		Helmerich & Payne, Inc	32,630
4,756		Hess Corp	158,375
7,030	*	HighPoint Resources Corp	1,336
2,656		HollyFrontier Corp	65,099
60

TIAA-CREF LIFE FUNDS – Stock Index Fund

SHARES		COMPANY	VALUE
213	*,e	Independence Contract Drilling, Inc	$298
461		International Seaways, Inc	11,013
36,362		Kinder Morgan, Inc	506,159
312	*,e	KLX Energy Services Holdings, Inc	218
6,823		Kosmos Energy Ltd	6,111
7,282	*	Laredo Petroleum Holdings, Inc	2,766
1,013		Liberty Oilfield Services, Inc	2,725
1,787	*	Magnolia Oil & Gas Corp	7,148
67	e	Mammoth Energy Services, Inc	50
14,625		Marathon Oil Corp	48,116
11,742		Marathon Petroleum Corp	277,346
1,401	*	Matador Resources Co	3,474
383	*	Matrix Service Co	3,627
672	*,e	Montage Resources Corp	1,512
3,127	e	Murphy Oil Corp	19,168
4,462		Nabors Industries Ltd	1,741
918	*,e	National Energy Services Reunited Corp	4,663
6,945		National Oilwell Varco, Inc	68,269
180	*	Natural Gas Services Group, Inc	803
164	*	NCS Multistage Holdings, Inc	105
1,448	*	Newpark Resources, Inc	1,299
2,138	*	NexTier Oilfield Solutions, Inc	2,501
132	*,e	Nine Energy Service, Inc	107
4,315	*,e	Noble Corp plc	1,122
8,473		Noble Energy, Inc	51,177
5,765		Nordic American Tankers Ltd	26,115
6,914	*,e	Northern Oil And Gas, Inc	4,585
4,419	*	Oasis Petroleum, Inc	1,547
15,888		Occidental Petroleum Corp	183,983
1,532	*	Oceaneering International, Inc	4,504
784	*	Oil States International, Inc	1,591
7,549		ONEOK, Inc	164,644
546	*	Overseas Shipholding Group, Inc	1,239
355		Panhandle Oil and Gas, Inc (Class A)	1,310
482	*	Par Pacific Holdings, Inc	3,422
4,736		Parsley Energy, Inc	27,137
3,250		Patterson-UTI Energy, Inc	7,637
2,058		PBF Energy, Inc	14,571
1,666	*	PDC Energy, Inc	10,346
1,293		Peabody Energy Corp	3,750
217	*	Penn Virginia Corp	671
8,198		Phillips 66	439,823
3,041		Pioneer Natural Resources Co	213,326
1,178	*	ProPetro Holding Corp	2,945
3,764		QEP Resources Inc	1,259
3,580	e	Range Resources Corp	8,162
641	*,e	Renewable Energy Group, Inc	13,160
92	*	Rex American Resources Corp	4,279
1,104	*	RigNet, Inc	1,987
994	*,e	Ring Energy, Inc	655
3,664	*,e	Rosehill Resources, Inc	1,502
901	e	RPC, Inc	1,856
537	*	SandRidge Energy, Inc	483
25,323		Schlumberger Ltd	341,607
688		Scorpio Tankers, Inc	13,155
308	*	SEACOR Holdings, Inc	8,304
61

TIAA-CREF LIFE FUNDS – Stock Index Fund

SHARES		COMPANY	VALUE
303	*	SEACOR Marine Holdings, Inc	$1,327
988	*	Select Energy Services, Inc	3,191
946		SFL Corp Ltd	8,959
148	*,e	SilverBow Resources, Inc	366
1,739		SM Energy Co	2,122
338	*	Smart Sand, Inc	352
678		Solaris Oilfield Infrastructure, Inc	3,559
10,291	*	Southwestern Energy Co	17,392
300	*	Talos Energy, Inc	1,725
4,054		Targa Resources Investments, Inc	28,013
818	*	Teekay Corp	2,585
937	*	Teekay Tankers Ltd	20,839
2,673	*,e	Tellurian, Inc	2,416
1,816	*	Tetra Technologies, Inc	581
384	*	Tidewater, Inc	2,719
9,049	*,e	Transocean Ltd (NYSE)	10,497
799	*,e	Unit Corp	208
2,051	*,e	Uranium Energy Corp	1,149
1,275	e	US Silica Holdings, Inc	2,295
7,601		Valero Energy Corp	344,781
1,529	*,e	W&T Offshore, Inc	2,599
21,790		Williams Cos, Inc	308,328
1,068		World Fuel Services Corp	26,892
7,431	*	WPX Energy, Inc	22,665
		TOTAL ENERGY	11,214,742

FOOD & STAPLES RETAILING - 1.5%
418		Andersons, Inc	7,837
618		Casey’s General Stores, Inc	81,879
300	*	Chefs’ Warehouse Holdings, Inc	3,021
8,035		Costco Wholesale Corp	2,291,020
933	*	Grocery Outlet Holding Corp	32,039
213		Ingles Markets, Inc (Class A)	7,702
14,229		Kroger Co	428,577
1,271		Natural Grocers by Vitamin C	10,816
1,926	*	Performance Food Group Co	47,611
385		Pricesmart, Inc	20,232
862	*,e	Rite Aid Corp	12,930
584		SpartanNash Co	8,363
2,100	*	Sprouts Farmers Market, Inc	39,039
8,648		SYSCO Corp	394,608
784	*	United Natural Foods, Inc	7,197
3,868	*	US Foods Holding Corp	68,502
127		Village Super Market (Class A)	3,122
13,681		Walgreens Boots Alliance, Inc	625,906
25,680		Walmart, Inc	2,917,762
148		Weis Markets, Inc	6,166
		TOTAL FOOD & STAPLES RETAILING	7,014,329

FOOD, BEVERAGE & TOBACCO - 3.7%
1,894	*,e	22nd Century Group, Inc	1,420
99		Alico, Inc	3,073
34,279		Altria Group, Inc	1,325,569
10,119		Archer-Daniels-Midland Co	355,986
1,522	e	B&G Foods, Inc (Class A)	27,533
866	*,e	Beyond Meat, Inc	57,676
62

TIAA-CREF LIFE FUNDS – Stock Index Fund

SHARES		COMPANY	VALUE
137	*	Boston Beer Co, Inc (Class A)	$50,356
896		Brown-Forman Corp (Class A)	46,036
3,249		Brown-Forman Corp (Class B)	180,352
2,572		Bunge Ltd	105,529
466		Calavo Growers, Inc	26,884
486		Cal-Maine Foods, Inc	21,374
3,182		Campbell Soup Co	146,881
70,394		Coca-Cola Co	3,114,934
72		Coca-Cola Consolidated Inc	15,014
8,960		ConAgra Brands, Inc	262,886
2,884		Constellation Brands, Inc (Class A)	413,450
190	*	Craft Brewers Alliance, Inc	2,831
3,311	*	Darling International, Inc	63,472
200	*	Farmer Bros Co	1,392
3,751		Flowers Foods, Inc	76,971
499		Fresh Del Monte Produce, Inc	13,777
696	*	Freshpet, Inc	44,454
10,995		General Mills, Inc	580,206
1,593	*	Hain Celestial Group, Inc	41,370
2,590		Hershey Co	343,175
4,973		Hormel Foods Corp	231,941
2,702	*	Hostess Brands, Inc	28,803
1,227		Ingredion, Inc	92,638
277		J&J Snack Foods Corp	33,517
2,093		J.M. Smucker Co	232,323
345		John B. Sanfilippo & Son, Inc	30,843
4,500		Kellogg Co	269,955
4,195		Keurig Dr Pepper, Inc	101,813
11,058		Kraft Heinz Co	273,575
2,706		Lamb Weston Holdings, Inc	154,513
364		Lancaster Colony Corp	52,649
422	*	Landec Corp	3,667
187		Limoneira Co	2,450
2,188		McCormick & Co, Inc	308,967
203		MGP Ingredients, Inc	5,459
3,002		Molson Coors Brewing Co (Class B)	117,108
26,049		Mondelez International, Inc	1,304,534
6,977	*	Monster Beverage Corp	392,526
183	*,e	National Beverage Corp	7,805
1,827	*,e	New Age Beverages Corp	2,540
25,616		PepsiCo, Inc	3,076,482
28,603		Philip Morris International, Inc	2,086,875
908	*	Pilgrim’s Pride Corp	16,453
1,211	*	Post Holdings, Inc	100,477
317		Sanderson Farms, Inc	39,092
4		Seaboard Corp	11,251
134	*	Seneca Foods Corp	5,331
1,484	*	Simply Good Foods Co	28,582
402	e	Tootsie Roll Industries, Inc	14,445
1,099	*	TreeHouse Foods, Inc	48,521
78	e	Turning Point Brands, Inc	1,647
5,131		Tyson Foods, Inc (Class A)	296,931
619		Universal Corp	27,366
2,682		Vector Group Ltd	25,264
		TOTAL FOOD, BEVERAGE & TOBACCO	16,748,944
63

TIAA-CREF LIFE FUNDS – Stock Index Fund

SHARES		COMPANY	VALUE
HEALTH CARE EQUIPMENT & SERVICES - 6.8%
357	*	1Life Healthcare, Inc	$6,480
31,490		Abbott Laboratories	2,484,876
785	*	Abiomed, Inc	113,951
1,914	*	Acadia Healthcare Co, Inc	35,122
1,245	*	Accuray, Inc	2,365
119	*	Addus HomeCare Corp	8,044
1,458	*	Align Technology, Inc	253,619
2,817	*	Allscripts Healthcare Solutions, Inc	19,832
1,966	*	Alphatec Holdings Inc	6,783
577	*	Amedisys, Inc	105,903
137	*	American Renal Associates Holdings, Inc	906
2,763		AmerisourceBergen Corp	244,525
1,023	*	AMN Healthcare Services, Inc	59,140
563	*	Angiodynamics, Inc	5,872
2,249	*	Antares Pharma, Inc	5,308
4,635		Anthem, Inc	1,052,330
398	*,e	Apollo Medical Holdings, Inc	5,142
1,361	*	Apyx Medical Corp	4,886
480	*	AtriCure, Inc	16,123
27		Atrion Corp	17,550
725	*	Avanos Medical, Inc	19,524
560	*	AxoGen, Inc	5,824
439	*,e	Axonics Modulation Technologies, Inc	11,155
8,732		Baxter International, Inc	708,951
4,911		Becton Dickinson & Co	1,128,400
679	*	BioTelemetry, Inc	26,148
25,471	*	Boston Scientific Corp	831,119
2,873	*	Brookdale Senior Living, Inc	8,964
785		Cantel Medical Corp	28,181
5,431		Cardinal Health, Inc	260,362
501	*	Cardiovascular Systems, Inc	17,640
977	*	Castlight Health, Inc	706
10,552	*	Centene Corp	626,894
5,729		Cerner Corp	360,870
1,570	*	Cerus Corp	7,300
3,853	*	Change Healthcare, Inc	38,491
292		Chemed Corp	126,494
6,719		Cigna Corp	1,190,472
168		Computer Programs & Systems, Inc	3,738
2,084	*,e	ConforMIS, Inc	1,313
422		Conmed Corp	24,168
861		Cooper Cos, Inc	237,352
163	*	Corvel Corp	8,885
1,718	*	Covetrus, Inc	13,985
544	*	Cross Country Healthcare, Inc	3,667
480	*	CryoLife, Inc	8,122
407	*,e	CryoPort, Inc	6,947
202	*	Cutera, Inc	2,638
23,739		CVS Health Corp	1,408,435
466	*,e	CytoSorbents Corp	3,602
11,433		Danaher Corp	1,582,442
1,811	*	DaVita, Inc	137,745
3,982		Dentsply Sirona, Inc	154,621
1,662	*	DexCom, Inc	447,527
3,830	*	Edwards Lifesciences Corp	722,415
64

TIAA-CREF LIFE FUNDS – Stock Index Fund

SHARES		COMPANY	VALUE
4,625	*,e	ElectroCore LLC	$4,394
1,608		Encompass Health Corp	102,960
1,049		Ensign Group, Inc	39,453
2,830	*	Envista Holdings Corp	42,280
623	*	Enzo Biochem, Inc	1,576
1,209	*	Evolent Health, Inc	6,565
995	*	Genesis Health Care, Inc	838
3,571	*	GenMark Diagnostics, Inc	14,713
627	*	Glaukos Corp	19,349
1,419	*	Globus Medical, Inc	60,350
607	*	Guardant Health, Inc	42,247
886	*	Haemonetics Corp	88,299
636	*	Hanger Inc	9,909
4,916		HCA Healthcare, Inc	441,703
150	*	Health Catalyst, Inc	3,922
1,277	*	HealthEquity, Inc	64,603
399	*	HealthStream, Inc	9,556
2,677	*	Henry Schein, Inc	135,242
99	*	Heska Corp	5,475
1,196		Hill-Rom Holdings, Inc	120,318
1,770	*	HMS Holdings Corp	44,728
4,675	*	Hologic, Inc	164,092
2,449		Humana, Inc	769,035
362	*	ICU Medical, Inc	73,041
1,514	*	IDEXX Laboratories, Inc	366,751
263	*	Inogen, Inc	13,587
2,057	*	Inovalon Holdings, Inc	34,270
423	*	Inspire Medical Systems, Inc	25,498
1,070	*	Insulet Corp	177,278
572	*	Integer Holding Corp	35,956
1,499	*	Integra LifeSciences Holdings Corp	66,960
100	*	IntriCon Corp	1,177
2,101	*	Intuitive Surgical, Inc	1,040,436
2,116		Invacare Corp	15,722
383	*	iRhythm Technologies, Inc	31,157
1,743	*	Laboratory Corp of America Holdings	220,298
754	*	Lantheus Holdings, Inc	9,621
236		LeMaitre Vascular, Inc	5,881
490	*	LHC Group, Inc	68,698
970	*	LivaNova plc	43,892
936	*,e	Livongo Health, Inc	26,704
426	*	Magellan Health Services, Inc	20,495
849	*	Masimo Corp	150,375
3,025		McKesson Corp	409,162
1,988	*	MEDNAX, Inc	23,140
24,692		Medtronic plc	2,226,725
646	*	Meridian Bioscience, Inc	5,426
985	*	Merit Medical Systems, Inc	30,781
49		Mesa Laboratories, Inc	11,078
1,120	*	Molina Healthcare, Inc	156,475
173		National Healthcare Corp	12,409
208		National Research Corp	9,460
500	*	Natus Medical, Inc	11,565
1,021	*	Neogen Corp	68,397
771	*	Neuronetics, Inc	1,457
613	*	Nevro Corp	61,288
65

TIAA-CREF LIFE FUNDS – Stock Index Fund

SHARES		COMPANY	VALUE
818	*	NextGen Healthcare, Inc	$8,540
1,622	*	Novocure Ltd	109,225
1,047	*	NuVasive, Inc	53,041
758	*	Omnicell, Inc	49,710
545	*,e	OptimizeRx Corp	4,938
469	*	Option Care Health, Inc	4,441
873	*	OraSure Technologies, Inc	9,393
267	*	Orthofix Medical Inc	7,479
112	*	OrthoPediatrics Corp	4,440
1,103		Owens & Minor, Inc	10,092
1,530		Patterson Cos, Inc	23,394
524	*	Pennant Group, Inc	7,420
597	*	Penumbra, Inc	96,314
578	*	PetIQ, Inc	13,427
495	*	Phreesia, Inc	10,410
1,247	*	PPD, Inc	22,209
1,204	*	Premier, Inc	39,395
214	*,e	Progyny, Inc	4,535
199	*	Providence Service Corp	10,921
200	*,e	Pulse Biosciences, Inc	1,432
2,406		Quest Diagnostics, Inc	193,202
665	*	Quidel Corp	65,044
1,555	*	R1 RCM, Inc	14,135
576	*	RadNet, Inc	6,054
2,601		Resmed, Inc	383,101
1,842	*,e	Rockwell Medical, Inc	3,776
837	*	RTI Surgical Holdings Inc	1,431
250	*	SeaSpine Holdings Corp	2,043
1,678	*	Select Medical Holdings Corp	25,170
1,097	*,e	Senseonics Holdings, Inc	695
594	*	Shockwave Medical Inc	19,709
141	*	SI-BONE, Inc	1,685
1,519	*	Sientra, Inc	3,023
206	*	Silk Road Medical Inc	6,485
166		Simulations Plus, Inc	5,797
646	*	Staar Surgical Co	20,840
1,527		STERIS plc	213,734
6,282		Stryker Corp	1,045,890
328	*	Surgery Partners, Inc	2,142
300	*	SurModics, Inc	9,996
280	*,e	Tabula Rasa HealthCare, Inc	14,641
280	*	Tactile Systems Technology, Inc	11,245
1,167	*	Tandem Diabetes Care, Inc	75,096
1,340	*	Teladoc, Inc	207,713
818		Teleflex, Inc	239,559
2,181	*	Tenet Healthcare Corp	31,406
668	*,e	Tivity Health, Inc	4,202
378	*	Triple-S Management Corp (Class B)	5,330
17,344		UnitedHealth Group, Inc	4,325,247
1,522		Universal Health Services, Inc (Class B)	150,800
187		US Physical Therapy, Inc	12,903
49		Utah Medical Products, Inc	4,608
587	*	Varex Imaging Corp	13,331
1,737	*	Varian Medical Systems, Inc	178,320
2,386	*	Veeva Systems, Inc	373,099
2,186	*,e	ViewRay, Inc	5,465
66

TIAA-CREF LIFE FUNDS – Stock Index Fund

SHARES		COMPANY	VALUE
433	*,e	Vocera Communications, Inc	$9,197
1,346		West Pharmaceutical Services, Inc	204,929
2,118	*,e	Wright Medical Group NV	60,681
3,694		Zimmer Biomet Holdings, Inc	373,390
762	*	Zynex Inc	8,435
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	31,084,926

HOUSEHOLD & PERSONAL PRODUCTS - 1.8%
722	*	BellRing Brands, Inc	12,310
160	*	Central Garden & Pet Co	4,400
580	*	Central Garden and Pet Co (Class A)	14,831
4,520		Church & Dwight Co, Inc	290,094
2,289		Clorox Co	396,569
15,408		Colgate-Palmolive Co	1,022,475
5,109		Coty, Inc	26,362
893	*	Edgewell Personal Care Co	21,503
326	*	elf Beauty, Inc	3,208
1,356		Energizer Holdings, Inc	41,019
4,009		Estee Lauder Cos (Class A)	638,794
1,810	*	Herbalife Nutrition Ltd	52,780
253		Inter Parfums, Inc	11,727
6,327		Kimberly-Clark Corp	809,033
160	e	Medifast, Inc	10,000
140	*	Nature’s Sunshine Products, Inc	1,138
992		Nu Skin Enterprises, Inc (Class A)	21,675
80		Oil-Dri Corp of America	2,675
44,872		Procter & Gamble Co	4,935,920
185	*,e	Revlon, Inc (Class A)	2,022
871		Reynolds Consumer Products Inc	25,407
808		Spectrum Brands Holdings, Inc	29,387
180	*	USANA Health Sciences, Inc	10,397
266		WD-40 Co	53,426
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	8,437,152

INSURANCE - 3.8%
13,450		Aflac, Inc	460,528
257		Alleghany Corp	141,954
5,930		Allstate Corp	543,959
699	*	AMBAC Financial Group, Inc	8,626
1,557		American Equity Investment Life Holding Co	29,272
1,392		American Financial Group, Inc	97,551
15,911		American International Group, Inc	385,842
234		American National Insurance Co	19,277
299		Amerisafe, Inc	19,277
4,270		Aon plc	704,721
6,987	*	Arch Capital Group Ltd	198,850
509	*	Argo Group International Holdings Ltd	18,864
3,466		Arthur J. Gallagher & Co	282,514
1,164		Assurant, Inc	121,161
1,876		Assured Guaranty Ltd	48,382
2,832	*	Athene Holding Ltd	70,290
1,578		Axis Capital Holdings Ltd	60,990
161	*,e	Benefytt Technologies, Inc	3,605
35,775	*	Berkshire Hathaway, Inc (Class B)	6,540,743
2,357	*	Brighthouse Financial, Inc	56,969
4,413		Brown & Brown, Inc	159,839
67

TIAA-CREF LIFE FUNDS – Stock Index Fund

SHARES		COMPANY	VALUE
8,206		Chubb Ltd	$916,528
2,719		Cincinnati Financial Corp	205,149
712	*,e	Citizens, Inc (Class A)	4,642
873		CNA Financial Corp	27,098
2,753		Conseco, Inc	34,110
143		Donegal Group, Inc (Class A)	2,174
494	*	eHealth, Inc	69,565
488		Employers Holdings, Inc	19,769
247	*	Enstar Group Ltd	39,285
436		Erie Indemnity Co (Class A)	64,633
779		Everest Re Group Ltd	149,895
150		FBL Financial Group, Inc (Class A)	7,000
201		FedNat Holding Co	2,307
4,735		Fidelity National Financial Inc	117,807
1,977		First American Financial Corp	83,845
10,754	*	Genworth Financial, Inc (Class A)	35,703
104		Global Indemnity Ltd	2,652
1,976		Globe Life, Inc	142,213
161	*	Goosehead Insurance, Inc	7,185
463	*	Greenlight Capital Re Ltd (Class A)	2,755
198	*	Hallmark Financial Services	800
792		Hanover Insurance Group, Inc	71,739
6,514		Hartford Financial Services Group, Inc	229,553
121		HCI Group, Inc	4,870
362		Heritage Insurance Holdings, Inc	3,877
637		Horace Mann Educators Corp	23,308
90		Independence Holding Co	2,300
23		Investors Title Co	2,944
648		James River Group Holdings Ltd	23,484
1,193		Kemper Corp	88,723
347		Kinsale Capital Group, Inc	36,272
3,740		Lincoln National Corp	98,437
4,645		Loews Corp	161,785
254	*	Markel Corp	235,684
9,246		Marsh & McLennan Cos, Inc	799,409
2,003	*	MBIA, Inc	14,301
429		Mercury General Corp	17,469
14,407		Metlife, Inc	440,422
1,362		National General Holdings Corp	22,541
35		National Western Life Group, Inc	6,020
158	*	NI Holdings, Inc	2,142
5,185		Old Republic International Corp	79,071
227	*	Palomar Holdings, Inc	13,202
727		Primerica, Inc	64,325
5,023		Principal Financial Group	157,421
820		ProAssurance Corp	20,500
10,610		Progressive Corp	783,442
144		Protective Insurance Corp	1,980
7,533		Prudential Financial, Inc	392,771
1,153		Reinsurance Group of America, Inc (Class A)	97,013
771		RenaissanceRe Holdings Ltd	115,126
600		RLI Corp	52,758
227		Safety Insurance Group, Inc	19,166
1,030		Selective Insurance Group, Inc	51,191
243		State Auto Financial Corp	6,753
351		Stewart Information Services Corp	9,361
68

TIAA-CREF LIFE FUNDS – Stock Index Fund

SHARES		COMPANY	VALUE
1,153	*	Third Point Reinsurance Ltd	$8,544
433		Tiptree Inc	2,260
4,690		Travelers Cos, Inc	465,952
342	*,e	Trupanion, Inc	8,902
338		United Fire Group Inc	11,022
255		United Insurance Holdings Corp	2,356
503		Universal Insurance Holdings, Inc	9,014
3,600		Unum Group	54,036
2,544		W.R. Berkley Corp	132,720
347	*	Watford Holdings Ltd	5,084
56		White Mountains Insurance Group Ltd	50,960
2,398		Willis Towers Watson plc	407,300
		TOTAL INSURANCE	17,215,839

MATERIALS - 2.6%
324	e	Advanced Emissions Solutions, Inc	2,129
461	*	AdvanSix, Inc	4,398
4,010		Air Products & Chemicals, Inc	800,436
1,889		Albemarle Corp	106,483
3,306	*	Alcoa Corp	20,365
2,222	*	Allegheny Technologies, Inc	18,887
429		American Vanguard Corp	6,203
2,424	*,e	Amyris, Inc	6,205
1,296		Aptargroup, Inc	129,004
271		Ardagh Group S.A.	3,214
1,151		Ashland Global Holdings, Inc	57,631
1,514		Avery Dennison Corp	154,231
3,978	*	Axalta Coating Systems Ltd	68,700
605		Balchem Corp	59,726
5,898		Ball Corp	381,365
2,289	*	Berry Global Group, Inc	77,162
597		Boise Cascade Co	14,197
953		Cabot Corp	24,892
723		Carpenter Technology Corp	14,098
2,318		Celanese Corp (Series A)	170,118
831	*	Century Aluminum Co	3,008
3,995		CF Industries Holdings, Inc	108,664
111		Chase Corp	9,134
2,911		Chemours Co	25,821
261	*	Clearwater Paper Corp	5,692
7,433	e	Cleveland-Cliffs, Inc	29,360
6,019	*	Coeur Mining, Inc	19,321
1,801		Commercial Metals Co	28,438
532		Compass Minerals International, Inc	20,466
13,770		Corteva, Inc	323,595
2,327	*	Crown Holdings, Inc	135,059
976		Domtar Corp	21,121
13,829		Dow, Inc	404,360
13,412		DuPont de Nemours, Inc	457,349
926		Eagle Materials, Inc	54,097
2,397		Eastman Chemical Co	111,652
4,548		Ecolab, Inc	708,715
3,394	*	Element Solutions, Inc	28,374
1,255	*	Ferro Corp	11,747
835	*	Flotek Industries, Inc	743
2,478		FMC Corp	202,428
69

TIAA-CREF LIFE FUNDS – Stock Index Fund

SHARES		COMPANY	VALUE
325	*	Forterra, Inc	$1,943
25,598		Freeport-McMoRan, Inc (Class B)	172,786
400		FutureFuel Corp	4,508
1,119	*	GCP Applied Technologies, Inc	19,918
816		Gold Resource Corp	2,244
4,828		Graphic Packaging Holding Co	58,902
395		Greif, Inc (Class A)	12,281
87		Greif, Inc (Class B)	3,485
784		H.B. Fuller Co	21,897
142		Hawkins, Inc	5,055
193		Haynes International, Inc	3,978
13,685		Hecla Mining Co	24,907
3,508		Huntsman Corp	50,620
823	*	Ingevity Corp	28,970
373		Innospec, Inc	25,920
1,890		International Flavors & Fragrances, Inc	192,931
7,037		International Paper Co	219,062
1,493	*	Intrepid Potash, Inc	1,194
261		Kaiser Aluminum Corp	18,082
315	*	Koppers Holdings, Inc	3,897
468	*	Kraton Corp	3,791
357		Kronos Worldwide, Inc	3,013
9,863		Linde plc	1,706,299
2,532	*	Livent Corp	13,293
2,555		Louisiana-Pacific Corp	43,895
406	*	LSB Industries, Inc	853
4,960		LyondellBasell Industries NV	246,165
8,475	*	Marrone Bio Innovations, Inc	6,923
1,122		Martin Marietta Materials, Inc	212,316
300		Materion Corp	10,503
741		Minerals Technologies, Inc	26,869
6,456		Mosaic Co	69,854
371		Myers Industries, Inc	3,988
257		Neenah Inc	11,084
163		NewMarket Corp	62,408
15,195		Newmont Goldcorp Corp	688,030
3,868	*	Novagold Resources Inc	28,546
5,438		Nucor Corp	195,877
2,868		O-I Glass, Inc	20,391
3,054		Olin Corp	35,640
163		Olympic Steel, Inc	1,687
694	*	Omnova Solutions, Inc	7,037
1,050		Orion Engineered Carbons SA	7,833
1,735		Packaging Corp of America	150,650
658		PH Glatfelter Co	8,041
1,269		PolyOne Corp	24,073
4,390		PPG Industries, Inc	367,004
1,638	*	PQ Group Holdings, Inc	17,854
201		Quaker Chemical Corp	25,382
1,995	*,e	Ramaco Resources, Inc	4,768
877		Rayonier Advanced Materials, Inc	930
1,275		Reliance Steel & Aluminum Co	111,677
1,100		Royal Gold, Inc	96,481
2,444		RPM International, Inc	145,418
272	*	Ryerson Holding Corp	1,447
421		Schnitzer Steel Industries, Inc (Class A)	5,490
70

TIAA-CREF LIFE FUNDS – Stock Index Fund

SHARES		COMPANY	VALUE
855		Schweitzer-Mauduit International, Inc	$23,786
716		Scotts Miracle-Gro Co (Class A)	73,318
2,697		Sealed Air Corp	66,643
907		Sensient Technologies Corp	39,464
1,484		Sherwin-Williams Co	681,928
1,660		Silgan Holdings, Inc	48,173
1,952		Sonoco Products Co	90,475
1,781		Southern Copper Corp (NY)	50,153
3,643		Steel Dynamics, Inc	82,113
466		Stepan Co	41,222
1,996	*	Summit Materials, Inc	29,940
1,010		SunCoke Energy, Inc	3,888
146	*	Synalloy Corp	1,275
717	*	TimkenSteel Corp	2,316
322	*	Trecora Resources	1,916
394		Tredegar Corp	6,158
733		Trinseo S.A.	13,275
1,458		Tronox Holdings plc	7,261
97	*	UFP Technologies, Inc	3,695
30		United States Lime & Minerals, Inc	2,215
3,129	e	United States Steel Corp	19,744
238	*	US Concrete, Inc	4,317
592		Valhi, Inc	610
3,859		Valvoline, Inc	50,514
1,196	*	Verso Corp	13,491
2,303		Vulcan Materials Co	248,885
1,163		Warrior Met Coal, Inc	12,351
559		Westlake Chemical Corp	21,337
4,647		WestRock Co	131,324
702		Worthington Industries, Inc	18,428
1,011		WR Grace and Co	35,992
		TOTAL MATERIALS	11,892,885

MEDIA & ENTERTAINMENT - 7.8%
13,983	*	Activision Blizzard, Inc	831,709
5,493	*	Alphabet, Inc (Class A)	6,382,591
5,501	*	Alphabet, Inc (Class C)	6,396,618
5,822	*	Altice USA, Inc	129,772
855	e	AMC Entertainment Holdings, Inc	2,702
741	*	AMC Networks, Inc	18,014
8	*,e	Baudax Bio, Inc	20
698	*,e	Boston Omaha Corp	12,641
72		Cable One, Inc	118,369
339	*	Cardlytics, Inc	11,851
1,307	*	Cargurus, Inc	24,755
1,131	*	Cars.com, Inc	4,863
1,847	*	Central European Media Enterprises Ltd (Class A) (NASDAQ)	5,781
2,805	*	Charter Communications, Inc	1,223,850
2,021		Cinemark Holdings, Inc	20,594
566	*	Clear Channel	362
82,367		Comcast Corp (Class A)	2,831,777
17	*,e	Daily Journal Corp	3,881
2,011	*	DHI Group, Inc	4,344
2,851	*	Discovery, Inc (Class A)	55,423
6,690	*	Discovery, Inc (Class C)	117,343
4,935	*	DISH Network Corp (Class A)	98,651
71

TIAA-CREF LIFE FUNDS – Stock Index Fund

SHARES		COMPANY	VALUE
5,416	*	Electronic Arts, Inc	$542,521
2,184		Entercom Communications Corp (Class A)	3,735
1,005		Entravision Communications Corp (Class A)	2,040
454	*,e	Eros International plc	749
641	*	Eventbrite Inc	4,679
160	*	EverQuote Inc	4,200
916		EW Scripps Co (Class A)	6,907
43,864	*	Facebook, Inc	7,316,515
1,809	*	Fluent, Inc	2,117
6,424		Fox Corp (Class A)	151,799
2,830		Fox Corp (Class B)	64,750
1,762	*,e	Gannett Co, Inc	2,608
1,815	*	GCI Liberty, Inc	103,401
1,606	*	Glu Mobile, Inc	10,102
1,876	*	Gray Television, Inc	20,148
248	*	Hemisphere Media Group, Inc	2,118
1,354	*	IAC/InterActiveCorp	242,677
902	*	Imax Corp	8,163
7,004		Interpublic Group of Cos, Inc	113,395
693		John Wiley & Sons, Inc (Class A)	25,981
170	*	Liberty Braves Group (Class A)	3,315
525	*	Liberty Braves Group (Class C)	10,006
542	*	Liberty Broadband Corp (Class A)	57,994
1,881	*	Liberty Broadband Corp (Class C)	208,264
681	*	Liberty Latin America Ltd (Class A)	7,164
1,811	*	Liberty Latin America Ltd (Class C)	18,581
398	*	Liberty Media Group (Class A)	10,276
3,565	*	Liberty Media Group (Class C)	97,075
1,775	*	Liberty SiriusXM Group (Class A)	56,250
2,800	*	Liberty SiriusXM Group (Class C)	88,536
1,108	*	Liberty TripAdvisor Holdings, Inc	1,994
786	*	Lions Gate Entertainment Corp (Class A)	4,779
1,548	*	Lions Gate Entertainment Corp (Class B)	8,638
2,286	*,e	Live Nation, Inc	103,922
439	*,e	LiveXLive Media, Inc	694
200	*	Loral Space & Communications, Inc	3,250
336	*	Madison Square Garden Co	71,034
294		Marcus Corp	3,622
1,051	*,e	Match Group, Inc	69,408
1,000	*	MDC Partners, Inc	1,450
1,034	*	Meet Group, Inc	6,070
597	e	Meredith Corp	7,295
934	*,e	MSG Networks, Inc	9,527
970		National CineMedia, Inc	3,162
7,703	*	NetFlix, Inc	2,892,476
2,867		New York Times Co (Class A)	88,046
6,379		News Corp (Class A)	57,252
1,884		News Corp (Class B)	16,937
706		Nexstar Media Group Inc	40,757
3,956		Omnicom Group, Inc	217,184
1,085	*	QuinStreet, Inc	8,734
444	*	Reading International, Inc	1,727
259	*	REVOLUTION Medicines, Inc	5,675
1,563	*,e	Roku, Inc	136,731
279	*	Rosetta Stone, Inc	3,912
51		Saga Communications, Inc	1,403
72

TIAA-CREF LIFE FUNDS – Stock Index Fund

SHARES		COMPANY	VALUE
438		Scholastic Corp	$11,165
1,071		Sinclair Broadcast Group, Inc (Class A)	17,222
25,109	e	Sirius XM Holdings, Inc	124,038
2,373	*	Spotify Technology S.A.	288,177
2,057	*	Take-Two Interactive Software, Inc	243,981
317	*	TechTarget, Inc	6,533
4,451		TEGNA, Inc	48,338
511	*	Travelzoo, Inc	2,008
414		Tribune Publishing Co	3,358
1,758		TripAdvisor, Inc	30,572
963	*	TrueCar, Inc	2,330
13,717	*	Twitter, Inc	336,889
89		ViacomCBS, Inc (Class A)	1,587
10,128		ViacomCBS, Inc (Class B)	141,893
31,929		Walt Disney Co	3,084,341
341	*	WideOpenWest, Inc	1,623
894	e	World Wrestling Entertainment, Inc (Class A)	30,333
1,209	*	Yelp, Inc	21,798
1,170	*	Zillow Group, Inc (Class A)	39,745
2,300	*,e	Zillow Group, Inc (Class C)	82,846
16,643	*	Zynga, Inc	114,005
		TOTAL MEDIA & ENTERTAINMENT	35,880,438

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.8%
27,041		AbbVie, Inc	2,060,254
2,140	*	Abeona Therapeutics, Inc	4,494
2,077	*	Acadia Pharmaceuticals, Inc	87,753
406	*,e	Accelerate Diagnostics, Inc	3,382
843	*	Acceleron Pharma, Inc	75,760
1,942	*	Acer Therapeutics Inc	3,865
319	*,e	Aclaris Therapeutics, Inc	332
12,358	*	Acorda Therapeutics, Inc	11,525
1,628	*	Adamas Pharmaceuticals, Inc	4,705
1,198	*	Adaptive Biotechnologies Corp	33,280
883	*	Adverum Biotechnologies, Inc	8,627
1,425	*	Aeglea BioTherapeutics, Inc	6,640
702	*	Aerie Pharmaceuticals, Inc	9,477
1,104	*	Agenus, Inc	2,705
2,172	*,e	AgeX Therapeutics, Inc	2,020
5,650		Agilent Technologies, Inc	404,653
823	*	Agios Pharmaceuticals, Inc	29,200
554	*,e	Aimmune Therapeutics, Inc	7,989
239	*,e	Akcea Therapeutics, Inc	3,418
2,885	*	Akebia Therapeutics, Inc	21,868
1,391	*	Akorn, Inc	781
147	*	Albireo Pharma, Inc	2,406
1,801	*,†	Alder Biopharmaceuticals Inc	1,585
355	*	Aldeyra Therapeutics, Inc	877
536	*	Alector, Inc	12,934
3,746	*	Alexion Pharmaceuticals, Inc	336,353
2,871	*	Alkermes plc	41,400
327	*,e	Allakos, Inc	14,548
6,014		Allergan plc	1,065,079
897	*,e	Allogene Therapeutics, Inc	17,438
1,930	*	Alnylam Pharmaceuticals, Inc	210,080
533	*,e	AMAG Pharmaceuticals, Inc	3,294
73

TIAA-CREF LIFE FUNDS – Stock Index Fund

SHARES		COMPANY	VALUE
10,964		Amgen, Inc	$2,222,732
4,081	*	Amicus Therapeutics, Inc	37,708
2,013	*,e	Amneal Pharmaceuticals, Inc	7,005
552	*	Amphastar Pharmaceuticals, Inc	8,192
305	*	AnaptysBio, Inc	4,310
2,425	*	Anavex Life Sciences Corp	7,639
121	*	ANI Pharmaceuticals, Inc	4,930
216	*	Anika Therapeutics, Inc	6,245
1,139	*	Apellis Pharmaceuticals, Inc	30,514
524	*	Arcus Biosciences, Inc	7,273
449	*	Ardelyx, Inc	2,553
884	*	Arena Pharmaceuticals, Inc	37,128
1,723	*	Arrowhead Pharmaceuticals Inc	49,571
357	*	Arvinas, Inc	14,387
216	*	Assembly Biosciences, Inc	3,203
928	*	Assertio Therapeutics, Inc	603
719	*	Atara Biotherapeutics, Inc	6,119
673	*,e	Athenex, Inc	5,209
1,583	*,e	Athersys, Inc	4,749
5,745	*	Avantor, Inc	71,755
813	*	Avid Bioservices, Inc	4,154
621	*	Avrobio, Inc	9,663
427	*	Axsome Therapeutics, Inc	25,120
7,507	*	BioCryst Pharmaceuticals, Inc	15,014
1,476	*	BioDelivery Sciences International, Inc	5,594
3,222	*	Biogen, Inc	1,019,376
710	*	Biohaven Pharmaceutical Holding Co Ltd	24,161
3,224	*	BioMarin Pharmaceutical, Inc	272,428
379	*	Bio-Rad Laboratories, Inc (Class A)	132,862
89	*	Biospecifics Technologies Corp	5,035
657		Bio-Techne Corp	124,580
763	*	Bioxcel Therapeutics Inc	17,053
961	*	Bluebird Bio, Inc	44,168
859	*	Blueprint Medicines Corp	50,234
1,343	*,e	Bridgebio Pharma, Inc	38,947
43,008		Bristol-Myers Squibb Co	2,397,266
1,641		Bruker BioSciences Corp	58,846
470	*	Calithera Biosciences, Inc	2,087
3,090	*,e	Calyxt, Inc	10,290
425	*,e	Cara Therapeutics, Inc	5,614
744	*	CareDx, Inc	16,241
807	*	CASI Pharmaceuticals, Inc	1,646
2,649	*	Catalent, Inc	137,616
4,532	*,e	Catalyst Pharmaceuticals, Inc	17,448
102	*	Celcuity, Inc	663
776	*,e	Cellular Biomedicine Group, Inc	12,276
1,113	*	CEL-SCI Corp	12,844
1,640	*	Cerecor Inc	4,067
837	*	Charles River Laboratories International, Inc	105,638
2,254	*,e	Checkpoint Therapeutics Inc	3,404
980	*	ChemoCentryx, Inc	39,376
1,052	*	Chiasma, Inc	3,840
913	*	Chimerix, Inc	1,315
3,917	*	ChromaDex Corp	12,769
2,508	*,e	Clovis Oncology, Inc	15,951
646	*,e	Codexis, Inc	7,209
74

TIAA-CREF LIFE FUNDS – Stock Index Fund

SHARES		COMPANY	VALUE
1,388	*	Coherus Biosciences, Inc	$22,513
351	*	Collegium Pharmaceutical, Inc	5,732
271	*	Concert Pharmaceuticals, Inc	2,396
281	*,e	Constellation Pharmaceuticals, Inc	8,832
708	*,e	Corbus Pharmaceuticals Holdings, Inc	3,710
1,401	*	Corcept Therapeutics, Inc	16,658
478	*,e,†	Corium International, Inc	86
1,038	*,e	CorMedix Inc	3,726
206	*,e	Cortexyme Inc	9,396
107	*	Crinetics Pharmaceuticals, Inc	1,573
320	*	Cue Biopharma, Inc	4,541
949	*,e	Cymabay Therapeutics, Inc	1,404
639	*,e	Cytokinetics, Inc	7,534
459	*	CytomX Therapeutics, Inc	3,521
610	*	Deciphera Pharmaceuticals, Inc	25,114
957	*	Denali Therapeutics, Inc	16,757
716	*	Dicerna Pharmaceuticals, Inc	13,153
3,228	*,e	Dynavax Technologies Corp	11,395
122	*	Eagle Pharmaceuticals, Inc	5,612
736	*,e	Editas Medicine, Inc	14,595
279	*,e	Eidos Therapeutics, Inc	13,668
426	*	Eiger BioPharmaceuticals, Inc	2,897
6,576	*	Elanco Animal Health, Inc	147,237
15,592		Eli Lilly & Co	2,162,922
1,184	*	Eloxx Pharmaceuticals, Inc	2,321
709	*	Emergent Biosolutions, Inc	41,023
232	*	Enanta Pharmaceuticals, Inc	11,932
3,476	*	Endo International plc	12,861
1,795	*	Epizyme, Inc	27,840
623	*,e	Esperion Thereapeutics, Inc	19,643
231	*,e	Evelo Biosciences, Inc	867
159	*,e	Evolus, Inc	660
2,497	*	Exact Sciences Corp	144,826
5,221	*	Exelixis, Inc	89,906
5,064	*,e	EyePoint Pharmaceuticals Inc	5,165
1,326	*	Fate Therapeutics, Inc	29,450
1,241	*	FibroGen, Inc	43,125
428	*	Five Prime Therapeutics, Inc	972
438	*,e	Flexion Therapeutics, Inc	3,447
1,214	*	Fluidigm Corp	3,084
473	*	Forty Seven, Inc	45,134
626	*	G1 Therapeutics, Inc	6,898
7,757	*,e	Geron Corp	9,231
23,370		Gilead Sciences, Inc	1,747,141
1,063	*,e	Global Blood Therapeutics, Inc	54,309
541	*	GlycoMimetics, Inc	1,233
1,085	*	Gossamer Bio, Inc	11,013
815	*,e	Gritstone Oncology, Inc	4,743
2,005	*	Halozyme Therapeutics, Inc	36,070
643	*	Harpoon Therapeutics, Inc	7,446
1,027	*	Heron Therapeutics, Inc	12,057
188	*	Homology Medicines, Inc	2,921
3,657	*	Horizon Therapeutics Plc	108,320
2,690	*	Illumina, Inc	734,693
6,462	*	Immunogen, Inc	22,035
3,050	*,e	Immunomedics, Inc	41,114
75

TIAA-CREF LIFE FUNDS – Stock Index Fund

SHARES		COMPANY	VALUE
3,290	*	Incyte Corp	$240,927
1,186	*	Innoviva, Inc	13,947
2,894	*,e	Inovio Pharmaceuticals, Inc	21,531
1,335	*,e	Insmed, Inc	21,400
1,074	*,e	Intellia Therapeutics, Inc	13,135
353	*	Intercept Pharmaceuticals, Inc	22,225
388	*	Intersect ENT, Inc	4,598
527	*	Intra-Cellular Therapies, Inc	8,100
1,569	*,e	Invitae Corp	21,448
2,281	*	Ionis Pharmaceuticals, Inc	107,846
2,163	*	Iovance Biotherapeutics, Inc	64,749
3,180	*	IQVIA Holdings, Inc	342,995
2,083	*,e	Ironwood Pharmaceuticals, Inc	21,017
1,055	*	Jazz Pharmaceuticals plc	105,226
48,736		Johnson & Johnson	6,390,752
3,171	*	Jounce Therapeutics, Inc	15,062
5,400	*,e	Kadmon Holdings, Inc	22,626
1,521	*	Kala Pharmaceuticals, Inc	13,370
390	*	KalVista Pharmaceuticals Inc	2,983
269	*	Karuna Therapeutics, Inc	19,368
1,858	*	Karyopharm Therapeutics, Inc	35,692
1,049	*	Kezar Life Sciences, Inc	4,574
2,998	*	Kindred Biosciences, Inc	11,992
99	*	Kiniksa Pharmaceuticals Ltd	1,532
702	*,e	Kodiak Sciences, Inc	33,485
199	*,e	Krystal Biotech Inc	8,605
217	*	Kura Oncology, Inc	2,159
1,211	*,e	La Jolla Pharmaceutical Co	5,086
429	*,e	Lannett Co, Inc	2,982
657	*,e	Lexicon Pharmaceuticals, Inc	1,281
305	*,e	Ligand Pharmaceuticals, Inc (Class B)	22,180
8,759	*,e	Lineage Cell Therapeutics, Inc	7,253
674	*,e	LogicBio Therapeutics, Inc	3,330
628		Luminex Corp	17,289
515	*	MacroGenics, Inc	2,997
93	*	Madrigal Pharmaceuticals, Inc	6,209
999	*	Magenta Therapeutics, Inc	6,274
2,279	*,e	MannKind Corp	2,347
2,772	*,e	Marinus Pharmaceuticals, Inc	5,627
458	*,e	MediciNova, Inc	1,704
535	*	Medpace Holdings, Inc	39,258
206	*	MeiraGTx Holdings plc	2,769
98	*,e	Menlo Therapeutics, Inc	263
46,689		Merck & Co, Inc	3,592,252
2,722	*	Mersana Therapeutics, Inc	15,869
425	*	Mettler-Toledo International, Inc	293,467
553	*	Minerva Neurosciences, Inc	3,329
495	*	Mirati Therapeutics, Inc	38,051
4,079	*,e	Moderna, Inc	122,166
1,020	*	Molecular Templates, Inc	13,556
2,222	*	Momenta Pharmaceuticals, Inc	60,438
2,333	*	Mustang Bio, Inc	6,252
9,534	*	Mylan NV	142,152
783	*	MyoKardia, Inc	36,707
1,012	*	Myriad Genetics, Inc	14,482
771	*	NanoString Technologies, Inc	18,543
76

TIAA-CREF LIFE FUNDS – Stock Index Fund

SHARES		COMPANY	VALUE
984	*	Natera, Inc	$29,382
3,021	*	Nektar Therapeutics	53,925
1,622	*	NeoGenomics, Inc	44,783
1,725	*,e	Neon Therapeutics, Inc	4,554
1,620	*	Neurocrine Biosciences, Inc	140,211
255	*	NextCure Inc	9,453
443	*	NGM Biopharmaceuticals Inc	5,462
1,575	*,e	Novavax, Inc	21,388
362	*	Ocular Therapeutix, Inc	1,792
107	*	Odonate Therapeutics, Inc	2,954
652	*,e	Omeros Corp	8,717
2,006	*	Oncocyte Corp	4,915
5,196	*,e	Opko Health, Inc	6,963
258	*,e	Optinose, Inc	1,158
3,121	*,e	Pacific Biosciences of California, Inc	9,550
609	*	Pacira BioSciences Inc	20,420
14,286	*,e	Palatin Technologies, Inc	6,052
2,502	*,e	Paratek Pharmaceuticals, Inc	7,881
2,346	*	PDL BioPharma, Inc	6,616
1,920		PerkinElmer, Inc	144,538
2,143		Perrigo Co plc	103,057
527	*	Pfenex, Inc	4,648
101,743		Pfizer, Inc	3,320,891
195	*	Phathom Pharmaceuticals, Inc	5,035
293		Phibro Animal Health Corp	7,082
529	*	Pieris Pharmaceuticals, Inc	1,206
140	*,e	PolarityTE, Inc	151
1,084	*,e	Portola Pharmaceuticals, Inc	7,729
1,084	*	PRA Health Sciences, Inc	90,015
654	*	Precision BioSciences Inc	3,944
817	*	Prestige Consumer Healthcare, Inc.	29,968
424	*	Principia Biopharma, Inc	25,177
1,110	*	Progenics Pharmaceuticals, Inc	4,218
594	*	Prothena Corp plc	6,356
1,091	*	PTC Therapeutics, Inc	48,669
453	*,e	Puma Biotechnology, Inc	3,823
3,971	*	QIAGEN NV	165,194
141	*	Quanterix Corp	2,590
742	*	Ra Pharmaceuticals, Inc	35,623
582	*	Radius Health, Inc	7,566
446	*	Reata Pharmaceuticals, Inc	64,376
22	*	Recro Pharma, Inc	180
1,494	*	Regeneron Pharmaceuticals, Inc	729,505
641	*	REGENXBIO, Inc	20,756
918	*	Repligen Corp	88,624
560	*	Replimune Group, Inc	5,583
594	*	Retrophin, Inc	8,666
1,316	*	Revance Therapeutics, Inc	19,477
147	*	Rhythm Pharmaceuticals, Inc	2,237
1,863	*	Rigel Pharmaceuticals, Inc	2,906
856	*	Rocket Pharmaceuticals, Inc	11,941
1,149	*	Rubius Therapeutics, Inc	5,113
944	*	Sage Therapeutics, Inc	27,112
1,935	*	Sangamo Therapeutics Inc	12,326
1,249	*	Sarepta Therapeutics, Inc	122,177
640	*	Scholar Rock Holding Corp	7,750
77

TIAA-CREF LIFE FUNDS – Stock Index Fund

SHARES		COMPANY	VALUE
2,062	*	Seattle Genetics, Inc	$237,914
3,177	*	Seres Therapeutics, Inc	11,342
842	*	SIGA Technologies, Inc	4,025
625	*	Solid Biosciences, Inc	1,494
5,304	*,e	Sorrento Therapeutics, Inc	9,759
1,594	*	Spectrum Pharmaceuticals, Inc	3,714
683	*	Spero Therapeutics, Inc	5,519
189	*,e	SpringWorks Therapeutics, Inc	5,103
334	*,e	Stemline Therapeutics, Inc	1,617
311	*	Stoke Therapeutics, Inc	7,122
725	*	Supernus Pharmaceuticals, Inc	13,043
1,100	*	Syndax Pharmaceuticals, Inc	12,067
1,109	*	Syneos Health, Inc	43,717
1,588	*	Synlogic, Inc	2,731
1,268	*	Syros Pharmaceuticals, Inc	7,519
1,920	*	TG Therapeutics, Inc	18,893
2,459	*,e	TherapeuticsMD, Inc	2,607
661	*	Theravance Biopharma, Inc	15,276
7,291		Thermo Fisher Scientific, Inc	2,067,728
508	*,e	Translate Bio, Inc	5,065
650	*	Tricida, Inc	14,300
502	*	Turning Point Therapeutics Inc	22,419
373	*,e	Twist Bioscience Corp	11,406
4,055	*,e	Tyme Technologies, Inc	4,460
996	*	Ultragenyx Pharmaceutical, Inc	44,252
696	*	United Therapeutics Corp	65,998
415	*,e	UNITY Biotechnology, Inc	2,407
496	*,e	UroGen Pharma Ltd	8,849
677	*	Vanda Pharmaceuticals, Inc	7,014
818	*	Veracyte, Inc	19,886
597	*	Vericel Corp	5,474
843	*	Verrica Pharmaceuticals, Inc	9,214
4,734	*	Vertex Pharmaceuticals, Inc	1,126,455
1,907	*	Viking Therapeutics, Inc	8,925
131	*	Vir Biotechnology, Inc	4,489
593	*	Voyager Therapeutics, Inc	5,426
1,219	*	Waters Corp	221,919
504	*,e	WaVe Life Sciences Ltd	4,722
748	*,e	X4 Pharmaceuticals, Inc	7,480
344	*	XBiotech, Inc	3,653
743	*	Xencor, Inc	22,201
740	*	Xeris Pharmaceuticals, Inc	1,443
117	*	Y-mAbs Therapeutics, Inc	3,054
2,318	*	ZIOPHARM Oncology, Inc	5,679
8,758		Zoetis, Inc	1,030,729
629	*	Zogenix, Inc	15,555
638	*,e	Zynerba Pharmaceuticals, Inc	2,444
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	40,205,744

REAL ESTATE - 3.8%
1,300		Acadia Realty Trust	16,107
848		Agree Realty Corp	52,491
1,021		Alexander & Baldwin, Inc	11,456
57		Alexander’s, Inc	15,729
2,221		Alexandria Real Estate Equities, Inc	304,410
196	*,e	Altisource Portfolio Solutions S.A.	1,503
78

TIAA-CREF LIFE FUNDS – Stock Index Fund

SHARES		COMPANY	VALUE
714		American Assets Trust, Inc	$17,850
2,413		American Campus Communities, Inc	66,961
1,878		American Finance Trust, Inc	11,737
4,773		American Homes 4 Rent	110,734
8,032		American Tower Corp	1,748,968
3,797		Americold Realty Trust	129,250
2,760		Apartment Investment & Management Co	97,014
4,063		Apple Hospitality REIT, Inc	37,258
1,769		Armada Hoffler Properties, Inc	18,928
1,645		Ashford Hospitality Trust, Inc	1,216
2,519		AvalonBay Communities, Inc	370,721
379		Bluerock Residential Growth REIT, Inc	2,111
2,732		Boston Properties, Inc	251,972
403		BraeMar Hotels & Resorts, Inc	685
2,649		Brandywine Realty Trust	27,867
5,555		Brixmor Property Group, Inc	52,772
881		Brookfield Property REIT, Inc	7,480
1,146		Brt Realty Trust	11,746
1,599		Camden Property Trust	126,705
1,679		CareTrust REIT, Inc	24,832
568		CatchMark Timber Trust, Inc	4,101
21,647	*	CBL & Associates Properties, Inc	4,332
6,225	*	CBRE Group, Inc	234,745
5,095		Cedar Realty Trust, Inc	4,754
572		Chatham Lodging Trust	3,398
262		CIM Commercial Trust Corp	2,906
471		City Office REIT, Inc	3,405
2,247		Clipper Realty, Inc	11,639
8,422		Colony Capital, Inc	14,739
1,903		Columbia Property Trust, Inc	23,788
544		Community Healthcare Trust, Inc	20,824
74		Consolidated-Tomoka Land Co	3,354
2,491		CoreCivic, Inc	27,824
185		CorEnergy Infrastructure Trust, Inc	3,400
675		CorePoint Lodging, Inc	2,646
696		Coresite Realty	80,666
2,132		Corporate Office Properties Trust	47,181
2,578		Cousins Properties, Inc	75,458
7,586		Crown Castle International Corp	1,095,418
3,658		CubeSmart	97,998
1,631	*	Cushman & Wakefield plc	19,148
2,071		CyrusOne, Inc	127,884
3,453		DiamondRock Hospitality Co	17,541
4,764		Digital Realty Trust, Inc	661,767
4,896		Diversified Healthcare Trust	17,772
2,632		Douglas Emmett, Inc	80,302
6,950		Duke Realty Corp	225,041
1,427		Easterly Government Properties, Inc	35,161
673		EastGroup Properties, Inc	70,315
3,012		Empire State Realty Trust, Inc	26,988
1,375		EPR Properties	33,303
1,553		Equinix, Inc	969,957
2,199		Equity Commonwealth	69,730
3,276		Equity Lifestyle Properties, Inc	188,304
6,666		Equity Residential	411,359
1,394		Essential Properties Realty Trust, Inc	18,206
79

TIAA-CREF LIFE FUNDS – Stock Index Fund

SHARES		COMPANY	VALUE
1,175		Essex Property Trust, Inc	$258,782
1,539	*	eXp World Holdings Inc	13,020
2,226		Extra Space Storage, Inc	213,162
482		Farmland Partners, Inc	2,926
1,347		Federal Realty Investment Trust	100,500
2,259		First Industrial Realty Trust, Inc	75,067
240	*	Forestar Group, Inc	2,484
1,235		Four Corners Property Trust, Inc	23,107
1,621		Franklin Street Properties Corp	9,288
874		Front Yard Residential Corp	10,444
102	*	FRP Holdings, Inc	4,386
3,570		Gaming and Leisure Properties, Inc	98,925
2,553		Geo Group, Inc	31,044
763		Getty Realty Corp	18,114
475		Gladstone Commercial Corp	6,821
1,177		Gladstone Land Corp	13,947
2,049		Global Medical REIT, Inc	20,736
1,848		Global Net Lease, Inc	24,708
775		Hannon Armstrong Sustainable Infrastructure Capital, Inc	15,818
2,421		Healthcare Realty Trust, Inc	67,619
3,603		Healthcare Trust of America, Inc	87,481
8,293		Healthpeak Properties Inc	197,788
697		Hersha Hospitality Trust	2,495
1,796		Highwoods Properties, Inc	63,614
12,997		Host Hotels and Resorts, Inc	143,487
692	*	Howard Hughes Corp	34,960
2,438		Hudson Pacific Properties	61,828
2,499		Independence Realty Trust, Inc	22,341
1,873		Industrial Logistics Properties Trust	32,852
440		Innovative Industrial Properties, Inc	33,409
192		Investors Real Estate Trust	10,560
9,619		Invitation Homes, Inc	205,558
4,939		Iron Mountain, Inc	117,548
1,070		iStar Inc	11,353
2,053		JBG SMITH Properties	65,347
145		Jernigan Capital, Inc	1,589
940		Jones Lang LaSalle, Inc	94,921
2,137		Kennedy-Wilson Holdings, Inc	28,679
1,970		Kilroy Realty Corp	125,489
7,240		Kimco Realty Corp	70,011
1,264		Kite Realty Group Trust	11,970
1,519		Lamar Advertising Co	77,894
5,428		Lexington Realty Trust	53,900
858		Life Storage, Inc	81,124
917		LTC Properties, Inc	28,335
2,511		Macerich Co	14,137
1,437		Mack-Cali Realty Corp	21,886
406	*	Marcus & Millichap, Inc	11,003
169	*	Maui Land & Pineapple Co, Inc	1,847
9,371		Medical Properties Trust, Inc	162,025
2,012		Mid-America Apartment Communities, Inc	207,296
2,033		Monmouth Real Estate Investment Corp (Class A)	24,498
885		National Health Investors, Inc	43,825
2,950		National Retail Properties, Inc	94,961
1,008		National Storage Affiliates Trust	29,837
3,834		New Senior Investment Group, Inc	9,815
80

TIAA-CREF LIFE FUNDS – Stock Index Fund

SHARES		COMPANY	VALUE
2,520		Newmark Group, Inc	$10,710
738		NexPoint Residential Trust, Inc	18,605
1,200		Office Properties Income Trust	32,700
3,652		Omega Healthcare Investors, Inc	96,924
251		One Liberty Properties, Inc	3,496
2,970		Outfront Media, Inc	40,036
3,099		Paramount Group, Inc	27,271
4,260		Park Hotels & Resorts, Inc	33,697
2,135		Pebblebrook Hotel Trust	23,250
3,353		Pennsylvania REIT	3,057
2,932		Physicians Realty Trust	40,872
2,219		Piedmont Office Realty Trust, Inc	39,188
1,438		PotlatchDeltic Corp	45,139
1,193		Preferred Apartment Communities, Inc	8,566
13,359		Prologis, Inc	1,073,663
358		PS Business Parks, Inc	48,516
2,646		Public Storage, Inc	525,522
1,162		QTS Realty Trust, Inc	67,408
302	*	Rafael Holdings, Inc	3,869
2,525		Rayonier, Inc	59,464
349		Re/Max Holdings, Inc	7,650
2,208		Realogy Holdings Corp	6,646
5,955		Realty Income Corp	296,916
1,597	*	Redfin Corp	24,626
2,945		Regency Centers Corp	113,176
2,533		Retail Opportunities Investment Corp	20,999
3,851		Retail Properties of America, Inc	19,910
274		Retail Value, Inc	3,357
1,780		Rexford Industrial Realty, Inc	72,998
3,486		RLJ Lodging Trust	26,912
497		RMR Group, Inc	13,404
1,201		RPT Realty	7,242
778		Ryman Hospitality Properties	27,891
3,697		Sabra Healthcare REIT, Inc	40,371
319		Safehold, Inc	20,170
445		Saul Centers, Inc	14,569
2,062		SBA Communications Corp	556,678
793	*	Seritage Growth Properties	7,224
3,197		Service Properties Trust	17,264
5,464		Simon Property Group, Inc	299,755
2,580		SITE Centers Corp	13,442
1,436		SL Green Realty Corp	61,892
1,927		Spirit Realty Capital, Inc	50,391
831	*	St. Joe Co	13,944
2,541		STAG Industrial, Inc	57,223
3,669		STORE Capital Corp	66,482
93	*	Stratus Properties, Inc	1,645
2,137		Summit Hotel Properties, Inc	9,018
1,599		Sun Communities, Inc	199,635
4,750		Sunstone Hotel Investors, Inc	41,373
1,459		Tanger Factory Outlet Centers, Inc	7,295
1,248		Taubman Centers, Inc	52,266
268	*	Tejon Ranch Co	3,768
1,413		Terreno Realty Corp	73,123
5,209		UDR, Inc	190,337
435		UMH Properties, Inc	4,724
81

TIAA-CREF LIFE FUNDS – Stock Index Fund

SHARES		COMPANY	VALUE
3,290		Uniti Group, Inc	$19,839
198		Universal Health Realty Income Trust	19,960
2,537		Urban Edge Properties	22,351
1,302		Urstadt Biddle Properties, Inc (Class A)	18,358
6,646		Ventas, Inc	178,113
17,222		VEREIT, Inc	84,216
8,138		VICI Properties, Inc	135,416
3,062		Vornado Realty Trust	110,875
3,960		Washington Prime Group, Inc	3,188
1,848		Washington REIT	44,112
2,450		Weingarten Realty Investors	35,354
7,527		Welltower, Inc	344,586
13,181		Weyerhaeuser Co	223,418
550		Whitestone REIT	3,410
2,861		WP Carey, Inc	166,167
2,548		Xenia Hotels & Resorts, Inc	26,244
		TOTAL REAL ESTATE	17,632,294

RETAILING - 6.3%
426	*	1-800-FLOWERS.COM, Inc (Class A)	5,636
1,334		Aaron’s, Inc	30,389
1,074		Abercrombie & Fitch Co (Class A)	9,763
1,214		Advance Auto Parts, Inc	113,291
7,676	*	Amazon.com, Inc	14,966,051
2,547		American Eagle Outfitters, Inc	20,249
122	*	America’s Car-Mart, Inc	6,875
305	*	Asbury Automotive Group, Inc	16,845
908	*,e	At Home Group, Inc	1,834
1,001	*	Autonation, Inc	28,088
437	*	AutoZone, Inc	369,702
603	*	Barnes & Noble Education, Inc	820
2,179	e	Bed Bath & Beyond, Inc	9,174
4,166		Best Buy Co, Inc	237,462
744		Big Lots, Inc	10,580
2,230	*	BJ’s Wholesale Club Holdings, Inc	56,798
768	*	Booking Holdings, Inc	1,033,206
408	*	Boot Barn Holdings, Inc	5,275
526	e	Buckle, Inc	7,211
1,177	*	Burlington Stores, Inc	186,507
639		Caleres, Inc	3,323
1,606	e	Camping World Holdings, Inc	9,138
2,903	*	CarMax, Inc	156,269
748	*,e	Carvana Co	41,207
368		Cato Corp (Class A)	3,927
2,075		Chico’s FAS, Inc	2,677
288	e	Children’s Place, Inc	5,633
243		Citi Trends, Inc	2,163
291	*,e	Conn’s, Inc	1,216
231	*,e	Container Store Group, Inc	545
775		Core-Mark Holding Co, Inc	22,142
1,574		Designer Brands, Inc	7,839
1,351		Dick’s Sporting Goods, Inc	28,722
236	e	Dillard’s, Inc (Class A)	8,720
4,822		Dollar General Corp	728,170
4,362	*	Dollar Tree, Inc	320,476
144	*,e	Duluth Holdings, Inc	577
82

TIAA-CREF LIFE FUNDS – Stock Index Fund

SHARES		COMPANY	VALUE
14,606		eBay, Inc	$439,056
2,169	*	Etsy, Inc	83,376
2,504		Expedia Group Inc	140,900
1,208	*	Express Parent LLC	1,800
969	*	Five Below, Inc	68,198
1,334	*	Floor & Decor Holdings, Inc	42,808
1,924		Foot Locker, Inc	42,424
185	*,e	Funko, Inc	738
142	*,e	Gaia, Inc	1,261
622	*,e	GameStop Corp (Class A)	2,177
3,661		Gap, Inc	25,773
313	*	Genesco, Inc	4,175
2,563		Genuine Parts Co	172,567
1,455	*,e	GNC Holdings, Inc	681
324		Group 1 Automotive, Inc	14,340
7,081	*	Groupon, Inc	6,941
1,683	*	GrubHub, Inc	68,549
904		Guess?, Inc	6,120
286		Haverty Furniture Cos, Inc	3,401
323	*	Hibbett Sports, Inc	3,532
20,157		Home Depot, Inc	3,763,514
619	*	Hudson Ltd	3,107
1,819	*,e	J. Jill, Inc	1,005
6,812	*,e	JC Penney Co, Inc	2,452
2,978		Kohl’s Corp	43,449
4,373		L Brands, Inc	50,552
221	*	Lands’ End, Inc	1,180
198	*	Leaf Group Ltd	265
325	*	Liquidity Services, Inc	1,261
367		Lithia Motors, Inc (Class A)	30,017
5,805	*	LKQ Corp	119,061
14,162		Lowe’s Companies, Inc	1,218,640
442	*	Lumber Liquidators, Inc	2,073
5,634	e	Macy’s, Inc	27,663
389	*	MarineMax, Inc	4,053
1,815	*,e	Michaels Cos, Inc	2,940
452		Monro Muffler, Inc	19,802
539	*	Murphy USA, Inc	45,470
1,613	*	National Vision Holdings, Inc	31,324
1,826	e	Nordstrom, Inc	28,011
15,322		Office Depot, Inc	25,128
911	*	Ollie’s Bargain Outlet Holdings, Inc	42,216
1,359	*	O’Reilly Automotive, Inc	409,127
263	*	Overstock.com, Inc	1,312
554		Penske Auto Group, Inc	15,512
306		PetMed Express, Inc	8,807
716		Pool Corp	140,887
1,155	*	Quotient Technology, Inc	7,508
7,241	*	Qurate Retail Group, Inc QVC Group	44,206
308	*,e	RealReal, Inc	2,159
699		Rent-A-Center, Inc	9,884
337	*	RH	33,858
6,469		Ross Stores, Inc	562,609
1,270	*	Rubicon Project, Inc	7,049
2,233	*	Sally Beauty Holdings, Inc	18,043
203		Shoe Carnival, Inc	4,216
83

TIAA-CREF LIFE FUNDS – Stock Index Fund

SHARES		COMPANY	VALUE
309		Shutterstock, Inc	$9,937
961		Signet Jewelers Ltd	6,198
660	*	Sleep Number Corp	12,646
455		Sonic Automotive, Inc (Class A)	6,042
571	*	Sportsman’s Warehouse Holdings, Inc	3,517
279	*	Stamps.com, Inc	36,292
738	*,e	Stitch Fix Inc	9,373
856	e	Tailored Brands, Inc	1,489
9,137		Target Corp	849,467
2,104		Tiffany & Co	272,468
297		Tilly’s, Inc	1,227
22,197		TJX Companies, Inc	1,061,239
2,139		Tractor Supply Co	180,852
1,059	*	Ulta Beauty, Inc	186,066
1,237	*	Urban Outfitters, Inc	17,615
1,065	*,e	Wayfair, Inc	56,914
99		Weyco Group, Inc	1,997
1,350		Williams-Sonoma, Inc	57,402
37		Winmark Corp	4,715
314	*	Zumiez, Inc	5,439
		TOTAL RETAILING	29,096,572

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.3%
728	*	Acacia Communications, Inc	48,907
1,029	*,e	Adesto Technologies Corp	11,515
617	*	Advanced Energy Industries, Inc	29,918
19,068	*	Advanced Micro Devices, Inc	867,213
302	*	Alpha & Omega Semiconductor Ltd	1,936
507	*	Ambarella, Inc	24,620
1,455	*	Amkor Technology, Inc	11,334
6,710		Analog Devices, Inc	601,551
17,017		Applied Materials, Inc	779,719
510	*	Axcelis Technologies, Inc	9,338
582	*	AXT, Inc	1,868
7,063		Broadcom, Inc	1,674,637
1,076		Brooks Automation, Inc	32,818
583		Cabot Microelectronics Corp	66,544
333	*	Ceva, Inc	8,302
1,003	*	Cirrus Logic, Inc	65,827
598		Cohu, Inc	7,403
1,899	*	Cree, Inc	67,339
7,525		Cypress Semiconductor Corp	175,483
967	*	Diodes, Inc	39,294
406	*	DSP Group, Inc	5,440
2,204	*	Enphase Energy, Inc	71,167
2,561		Entegris, Inc	114,656
1,588	*	First Solar, Inc	57,263
1,075	*	Formfactor, Inc	21,597
434	*	Ichor Holdings Ltd	8,315
285	*	Impinj, Inc	4,762
822	*	Inphi Corp	65,078
78,875		Intel Corp	4,268,715
2,865		KLA Corp	411,815
2,652		Lam Research Corp	636,480
2,755	*	Lattice Semiconductor Corp	49,094
627	*	MACOM Technology Solutions Holdings, Inc	11,869
84

TIAA-CREF LIFE FUNDS – Stock Index Fund

SHARES		COMPANY	VALUE
11,608		Marvell Technology Group Ltd	$262,689
5,221		Maxim Integrated Products, Inc	253,793
927	*	MaxLinear, Inc	10,818
4,231		Microchip Technology, Inc	286,862
20,156	*	Micron Technology, Inc	847,761
1,013		MKS Instruments, Inc	82,509
730		Monolithic Power Systems, Inc	122,246
1,321	*	Nanometrics, Inc	39,194
478	*	NeoPhotonics Corp Ltd	3,466
77		NVE Corp	4,006
10,670		NVIDIA Corp	2,812,612
7,472	*	ON Semiconductor Corp	92,952
409	*	PDF Solutions, Inc	4,793
1,020	*	Photronics, Inc	10,465
446		Power Integrations, Inc	39,395
2,283	*	Qorvo, Inc	184,078
20,887		QUALCOMM, Inc	1,413,006
1,707	*	Rambus, Inc	18,948
1,307	*	Semtech Corp	49,013
797	*	Silicon Laboratories, Inc	68,072
3,182		Skyworks Solutions, Inc	284,407
170	*	SMART Global Holdings, Inc	4,131
886	*,e	SunPower Corp	4,492
3,141		Teradyne, Inc	170,148
17,113		Texas Instruments, Inc	1,710,102
789	*	Ultra Clean Holdings	10,888
754		Universal Display Corp	99,362
729	*	Veeco Instruments, Inc	6,977
4,538		Xilinx, Inc	353,692
754		Xperi Corp	10,488
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	19,513,182

SOFTWARE & SERVICES - 14.0%
874	*,e	2U, Inc	18,546
1,702	*	8x8, Inc	23,590
754	*	A10 Networks, Inc	4,682
11,732		Accenture plc	1,915,366
2,058	*	ACI Worldwide, Inc	49,701
8,905	*	Adobe, Inc	2,833,927
2,865	*	Akamai Technologies, Inc	262,119
646	*	Alarm.com Holdings, Inc	25,136
829		Alliance Data Systems Corp	27,896
677	*,e	Altair Engineering, Inc	17,940
783	*,e	Alteryx, Inc	74,518
2,546		Amdocs Ltd	139,954
370		American Software, Inc (Class A)	5,258
1,451	*	Anaplan, Inc	43,907
1,554	*	Ansys, Inc	361,258
387	*	Appfolio, Inc	42,938
528	*,e	Appian Corp	21,241
1,300	*	Aspen Technology, Inc	123,591
2,143	*	Atlassian Corp plc	294,148
3,961	*	Autodesk, Inc	618,312
7,982		Automatic Data Processing, Inc	1,090,980
962	*	Avalara, Inc	71,765
3,269	*,e	Avaya Holdings Corp	26,446
85

TIAA-CREF LIFE FUNDS – Stock Index Fund

SHARES		COMPANY	VALUE
527	*	Benefitfocus, Inc	$4,696
180	*	Bill.Com Holdings, Inc	6,156
2,568	*	Black Knight, Inc	149,098
919		Blackbaud, Inc	51,050
752	*	Blackline, Inc	39,563
2,513		Booz Allen Hamilton Holding Co	172,492
808	*	Bottomline Technologies, Inc	29,613
2,047	*	Box, Inc	28,740
460	*	Brightcove, Inc	3,206
2,063		Broadridge Financial Solutions, Inc	195,634
451	*	CACI International, Inc (Class A)	95,229
5,009	*	Cadence Design Systems, Inc	330,794
708	*	Cardtronics plc	14,811
222		Cass Information Systems, Inc	7,806
2,269		CDK Global, Inc	74,537
664	*	Cerence Inc	10,226
1,755	*	Ceridian HCM Holding, Inc	87,873
378	*	ChannelAdvisor Corp	2,744
2,198		Citrix Systems, Inc	311,127
4,727	*	Cloudera, Inc	37,201
10,221		Cognizant Technology Solutions Corp (Class A)	474,970
606	*	Commvault Systems, Inc	24,531
3,045	*	Conduent, Inc	7,460
1,318		CoreLogic Inc	40,252
985	*	Cornerstone OnDemand, Inc	31,274
1,159	*	Coupa Software, Inc	161,947
520		CSG Systems International, Inc	21,762
348	*,e	Digimarc Corp	4,541
1,755	*	Digital Turbine, Inc	7,564
2,975	*	DocuSign, Inc	274,890
549	*	Domo, Inc	5,457
3,745	*	Dropbox, Inc	67,784
4,799		DXC Technology Co	62,627
2,330	*	Dynatrace, Inc	55,547
387		Ebix, Inc	5,875
1,316	*	eGain Corp	9,646
851	*	Elastic NV	47,494
895	*	Endurance International Group Holdings, Inc	1,727
884	*	Envestnet, Inc	47,542
940	*	EPAM Systems, Inc	174,520
898	*	Euronet Worldwide, Inc	76,977
572	*	Everbridge, Inc	60,838
989	*	Everi Holdings, Inc	3,264
941		EVERTEC, Inc	21,389
774	*	Evo Payments, Inc	11,842
511	*	ExlService Holdings, Inc	26,587
537	*	Fair Isaac Corp	165,230
11,140		Fidelity National Information Services, Inc	1,355,070
3,709	*	FireEye, Inc	39,241
10,344	*	Fiserv, Inc	982,577
1,139	*	Five9, Inc	87,088
1,535	*	FleetCor Technologies, Inc	286,339
713	*	ForeScout Technologies, Inc	22,524
2,667	*	Fortinet, Inc	269,820
1,574	*	Gartner, Inc	156,723
3,573		Genpact Ltd	104,332
86

TIAA-CREF LIFE FUNDS – Stock Index Fund

SHARES		COMPANY	VALUE
5,444		Global Payments, Inc	$785,188
3,114	*	GoDaddy, Inc	177,841
620	*,e	GTT Communications, Inc	4,929
1,102	*,e	GTY Technology Holdings Inc	4,981
1,428	*	Guidewire Software, Inc	113,255
450		Hackett Group, Inc	5,724
759	*	HubSpot, Inc	101,091
139	*	I3 Verticals, Inc	2,654
4,520	*,e	Ideanomics Inc	6,057
513	*	Information Services Group, Inc	1,318
308	*,e	Intelligent Systems Corp	10,469
16,220		International Business Machines Corp	1,799,285
4,573		Intuit, Inc	1,051,790
914	*	j2 Global, Inc	68,413
1,504		Jack Henry & Associates, Inc	233,481
2,207		KBR, Inc	45,641
2,410		Leidos Holdings, Inc	220,876
1,126	*	Limelight Networks, Inc	6,418
1,122	*,e	Liveperson, Inc	25,526
1,208	*	LiveRamp Holdings, Inc	39,767
811		LogMeIn, Inc	67,540
945	*	Majesco	5,160
1,102	*	Manhattan Associates, Inc	54,902
473		Mantech International Corp (Class A)	34,373
16,266		Mastercard, Inc (Class A)	3,929,215
1,221		MAXIMUS, Inc	71,062
1,191	*,e	Medallia, Inc	23,868
138,798		Microsoft Corp	21,889,833
147	*	MicroStrategy, Inc (Class A)	17,361
467	*	Mitek Systems, Inc	3,680
2,278	*	MobileIron, Inc	8,656
879	*	Model N, Inc	19,523
747	*,e	MongoDB, Inc	101,995
885	*	New Relic, Inc	40,922
1,004		NIC, Inc	23,092
10,603		NortonLifelock, Inc	198,382
5,319	*	Nuance Communications, Inc	89,253
3,066	*,e	Nutanix, Inc	48,443
1,917	*	Okta, Inc	234,372
469	*	OneSpan, Inc	8,512
37,551		Oracle Corp	1,814,840
998	*,e	Pagerduty, Inc	17,245
1,687	*	Palo Alto Networks, Inc	276,601
6,018		Paychex, Inc	378,653
931	*	Paycom Software, Inc	188,071
562	*	Paylocity Holding Corp	49,636
21,616	*	PayPal Holdings, Inc	2,069,516
655	*,e	Paysign Inc	3,380
804		Pegasystems, Inc	57,269
509	*	Perficient, Inc	13,789
3,051		Perspecta, Inc	55,650
249	*	Ping Identity Holding Corp	4,985
944	*,e	Pluralsight, Inc	10,365
449	*	PRGX Global, Inc	1,257
766		Progress Software Corp	24,512
932	*	Proofpoint, Inc	95,614
87

TIAA-CREF LIFE FUNDS – Stock Index Fund

SHARES		COMPANY	VALUE
671	*	PROS Holdings, Inc	$20,821
1,840	*	PTC, Inc	112,626
773	*	Q2 Holdings, Inc	45,653
144		QAD, Inc (Class A)	5,750
667	*	Qualys, Inc	58,022
847	*	Rapid7, Inc	36,701
1,405	*	RealPage, Inc	74,367
1,545	*	Rimini Street, Inc	6,319
1,368	*	RingCentral, Inc	289,893
5,212		Sabre Corp	30,907
1,565	*	SailPoint Technologies Holding, Inc	23,819
15,364	*	salesforce.com, Inc	2,212,109
252	*	Schrodinger, Inc	10,866
1,043		Science Applications International Corp	77,839
96	*	SecureWorks Corp	1,105
3,415	*	ServiceNow, Inc	978,671
623	*,e	SharpSpring Inc	3,775
307	*,e	ShotSpotter, Inc	8,436
1,506	*	Smartsheet, Inc	62,514
852	*,e	SolarWinds Corp	13,351
2,866	*	Splunk, Inc	361,775
512	*	SPS Commerce, Inc	23,813
6,154	*	Square, Inc	322,347
4,161		SS&C Technologies Holdings, Inc	182,335
1,479	*	SVMK, Inc	19,981
1,193		Switch, Inc	17,215
605	*	Sykes Enterprises, Inc	16,408
1,067	*,e	Synchronoss Technologies, Inc	3,254
2,702	*	Synopsys, Inc	347,991
737	*	Telaria, Inc	4,422
485	*	TeleNav, Inc	2,095
703	*	Tenable Holdings, Inc	15,368
2,058	*	Teradata Corp	42,168
1,831		TiVo Corp	12,963
747	*,e	Trade Desk, Inc	144,171
235		TTEC Holdings, Inc	8,629
143	*,e	Tucows, Inc	6,901
2,191	*,e	Twilio, Inc	196,073
732	*	Tyler Technologies, Inc	217,082
769	*	Unisys Corp	9,497
395	*	Upland Software, Inc	10,594
964	*	Upwork, Inc	6,218
446	*	Varonis Systems, Inc	28,397
1,154	*	Verint Systems, Inc	49,622
1,861	*	VeriSign, Inc	335,147
1,731	*	Verra Mobility Corp	12,359
2,120	*,e	VirnetX Holding Corp	11,596
427	*	Virtusa Corp	12,127
31,401		Visa, Inc (Class A)	5,059,329
1,376	*	VMware, Inc (Class A)	166,634
7,616		Western Union Co	138,078
739	*	WEX, Inc	77,262
2,965	*	Workday, Inc	386,102
617	*	Workiva, Inc	19,948
1,309	*	Yext, Inc	13,339
1,861	*	Zendesk, Inc	119,123
88

TIAA-CREF LIFE FUNDS – Stock Index Fund

SHARES		COMPANY	VALUE
803	*	Zix Corp	$3,461
1,267	*,e	Zscaler, Inc	77,110
1,498	*	Zuora Inc	12,059
		TOTAL SOFTWARE & SERVICES	64,145,834

TECHNOLOGY HARDWARE & EQUIPMENT - 6.2%
1,699	*,e	3D Systems Corp	13,099
806		Adtran, Inc	6,190
400	*	Agilysys, Inc	6,680
5,331		Amphenol Corp (Class A)	388,523
430	*	Anixter International, Inc	37,784
75,767		Apple, Inc	19,266,790
285	*,e	Applied Optoelectronics, Inc	2,163
1,083	*	Arista Networks, Inc	219,362
1,226	*	Arlo Technologies, Inc	2,979
1,678	*	Arrow Electronics, Inc	87,038
470	*	Avid Technology, Inc	3,163
1,997		Avnet, Inc	50,125
438		Badger Meter, Inc	23,477
144		Bel Fuse, Inc (Class B)	1,403
636		Belden CDT, Inc	22,947
773		Benchmark Electronics, Inc	15,452
528	*	CalAmp Corp	2,376
643	*	Calix, Inc	4,552
1,029	*	Casa Systems, Inc	3,601
2,565		CDW Corp	239,238
2,613	*	Ciena Corp	104,024
78,668		Cisco Systems, Inc	3,092,439
153	*	Clearfield, Inc	1,813
2,887		Cognex Corp	121,889
382	*	Coherent, Inc	40,649
3,172	*	CommScope Holding Co, Inc	28,897
356		Comtech Telecommunications Corp	4,731
13,823		Corning, Inc	283,924
485		CTS Corp	12,072
548		Daktronics, Inc	2,702
2,789	*	Dell Technologies, Inc	110,305
1,043	*,e	Diebold, Inc	3,671
400	*	Digi International, Inc	3,816
1,151		Dolby Laboratories, Inc (Class A)	62,396
740	*	EchoStar Corp (Class A)	23,658
202	*	ePlus, Inc	12,649
1,698	*	Extreme Networks, Inc	5,247
1,098	*	F5 Networks, Inc	117,080
561	*	Fabrinet	30,608
256	*	FARO Technologies, Inc	11,392
5,729	*	Fitbit, Inc	38,155
2,414		FLIR Systems, Inc	76,982
1,256	*	Harmonic, Inc	7,235
24,298		Hewlett Packard Enterprise Co	235,934
27,569		HP, Inc	478,598
1,598	*,e	II-VI, Inc	45,543
400	*	Immersion Corp	2,144
4,895	*	Infinera Corp	25,943
819	*,e	Inseego Corp	5,102
698	*	Insight Enterprises, Inc	29,407
89

TIAA-CREF LIFE FUNDS – Stock Index Fund

SHARES		COMPANY	VALUE
539		InterDigital, Inc	$24,056
631	*	IPG Photonics Corp	69,587
397	*	Iteris, Inc	1,270
536	*	Itron, Inc	29,925
2,790		Jabil Inc	68,578
6,230		Juniper Networks, Inc	119,242
1,292		Kemet Corp	31,215
3,422	*	Keysight Technologies, Inc	286,353
411	*	Kimball Electronics, Inc	4,488
1,352	*	Knowles Corp	18,090
254	*	KVH Industries, Inc	2,395
375		Littelfuse, Inc	50,032
1,378	*	Lumentum Holdings, Inc	101,559
569		Methode Electronics, Inc	15,039
3,125		Motorola Solutions, Inc	415,375
261		MTS Systems Corp	5,872
171	*	Napco Security Technologies, Inc	2,594
2,304		National Instruments Corp	76,216
2,406	*	NCR Corp	42,586
4,377		NetApp, Inc	182,477
505	*	Netgear, Inc	11,534
1,389	*	Netscout Systems, Inc	32,878
829	*	nLight, Inc	8,696
592	*	Novanta, Inc	47,289
280	*	OSI Systems, Inc	19,298
182	*	PAR Technology Corp	2,341
291		Park Aerospace Corp	3,667
196		PC Connection, Inc	8,077
526	e	Plantronics, Inc	5,292
521	*	Plexus Corp	28,426
4,045	*	Pure Storage, Inc	49,753
704	*	Ribbon Communications, Inc	2,133
281	*	Rogers Corp	26,532
1,157	*	Sanmina Corp	31,563
381	*	Scansource, Inc	8,150
776	*,e	Stratasys Ltd	12,377
548	*	Synaptics, Inc	31,713
805		Synnex Corp	58,845
719	*	Tech Data Corp	94,081
4,900	*	Trimble Inc	155,967
1,439	*	TTM Technologies, Inc	14,879
156	e	Ubiquiti, Inc	22,086
1,003	*	Viasat, Inc	36,028
4,189	*	Viavi Solutions, Inc	46,959
2,099		Vishay Intertechnology, Inc	30,247
161	*	Vishay Precision Group, Inc	3,233
5,297		Western Digital Corp	220,461
1,308	*,e	Wrap Technologies Inc	5,572
3,647		Xerox Holdings Corp	69,074
1,002	*	Zebra Technologies Corp (Class A)	183,967
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	28,234,014

TELECOMMUNICATION SERVICES - 2.0%
184	*,e	Anterix, Inc	8,403
133,958		AT&T, Inc	3,904,876
251		ATN International, Inc	14,736
90

TIAA-CREF LIFE FUNDS – Stock Index Fund

SHARES		COMPANY	VALUE
283	*	Bandwidth Inc	$19,043
1,215	*	Boingo Wireless, Inc	12,891
19,284		CenturyLink, Inc	182,427
727	*	Cincinnati Bell, Inc	10,643
772		Cogent Communications Group, Inc	63,281
1,064		Consolidated Communications Holdings, Inc	4,841
890	*,e	Gogo, Inc	1,887
1,842	*	Iridium Communications, Inc	41,132
259	*	Ooma, Inc	3,090
1,000	*	ORBCOMM, Inc	2,440
728		Shenandoah Telecom Co	35,854
309		Spok Holdings, Inc	3,303
9,867	*	Sprint Corp	85,053
1,512		Telephone & Data Systems, Inc	25,341
5,873	*	T-Mobile US, Inc	492,745
247	*	US Cellular Corp	7,235
75,918		Verizon Communications, Inc	4,079,074
4,303	*	Vonage Holdings Corp	31,111
		TOTAL TELECOMMUNICATION SERVICES	9,029,406

TRANSPORTATION - 1.8%
1,464	*	Air Transport Services Group, Inc	26,762
2,129		Alaska Air Group, Inc	60,613
316		Allegiant Travel Co	25,849
157		Amerco, Inc	45,616
7,060		American Airlines Group, Inc	86,061
378		ArcBest Corp	6,623
363	*	Atlas Air Worldwide Holdings, Inc	9,318
1,153	*	Avis Budget Group, Inc	16,027
2,384		CH Robinson Worldwide, Inc	157,821
554		Copa Holdings S.A. (Class A)	25,091
542		Costamare, Inc	2,450
185	*	Covenant Transportation Group, Inc	1,604
13,745		CSX Corp	787,588
6,298	*	Daseke, Inc	8,817
10,595		Delta Air Lines, Inc	302,275
609	*	Eagle Bulk Shipping, Inc	1,127
427	*	Echo Global Logistics, Inc	7,293
3,351		Expeditors International of Washington, Inc	223,579
4,319		FedEx Corp	523,722
725		Forward Air Corp	36,721
127		Genco Shipping & Trading Ltd	815
828		Hawaiian Holdings, Inc	8,644
728		Heartland Express, Inc	13,519
2,480	*	Hertz Global Holdings, Inc	15,326
505	*	Hub Group, Inc (Class A)	22,962
1,477		JB Hunt Transport Services, Inc	136,224
5,315	*	JetBlue Airways Corp	47,569
1,808		Kansas City Southern	229,941
1,157	*	Kirby Corp	50,295
2,000	e	Knight-Swift Transportation Holdings, Inc	65,600
719		Landstar System, Inc	68,923
3,474	*	Lyft, Inc (Class A)	93,277
1,216		Macquarie Infrastructure Co LLC	30,704
531		Marten Transport Ltd	10,896
668		Matson, Inc	20,454
91

TIAA-CREF LIFE FUNDS – Stock Index Fund

SHARES		COMPANY	VALUE
1,581	*	Mesa Air Group, Inc	$5,201
4,739		Norfolk Southern Corp	691,894
1,737		Old Dominion Freight Line	227,999
34	*	PAM Transportation Services, Inc	1,046
124		Park-Ohio Holdings Corp	2,349
580	*	Radiant Logistics, Inc	2,245
883		Ryder System, Inc	23,347
715	*	Safe Bulkers, Inc	851
557	*	Saia, Inc	40,962
932		Schneider National, Inc	18,025
934		Scorpio Bulkers, Inc	2,363
802		Skywest, Inc	21,004
8,647		Southwest Airlines Co	307,920
1,133	*	Spirit Airlines, Inc	14,604
17,326	*	Uber Technologies, Inc	483,742
12,775		Union Pacific Corp	1,801,786
4,229	*	United Airlines Holdings Inc	133,425
12,743		United Parcel Service, Inc (Class B)	1,190,451
122		Universal Logistics Holdings Inc	1,598
315	*,e	US Xpress Enterprises, Inc	1,052
1,147		Werner Enterprises, Inc	41,590
1,622	*	XPO Logistics, Inc	79,073
2,695	*,e	YRC Worldwide, Inc	4,528
		TOTAL TRANSPORTATION	8,267,161

UTILITIES - 3.5%
11,476		AES Corp	156,074
1,097		Allete, Inc	66,566
4,427		Alliant Energy Corp	213,780
4,560		Ameren Corp	332,105
9,066		American Electric Power Co, Inc	725,099
819		American States Water Co	66,945
3,315		American Water Works Co, Inc	396,341
111		Artesian Resources Corp	4,149
1,866	*	Atlantic Power Corp	3,993
2,213		Atmos Energy Corp	219,596
1,049		Avangrid, Inc	45,925
1,326		Avista Corp	56,342
1,043		Black Hills Corp	66,783
324	*,e	Cadiz, Inc	3,781
1,034		California Water Service Group	52,031
8,716		Centerpoint Energy, Inc	134,662
244		Chesapeake Utilities Corp	20,913
545		Clearway Energy, Inc (Class A)	9,358
1,281		Clearway Energy, Inc (Class C)	24,083
4,975		CMS Energy Corp	292,281
5,982		Consolidated Edison, Inc	466,596
420		Consolidated Water Co, Inc	6,888
15,028		Dominion Energy Inc	1,084,871
3,346		DTE Energy Co	317,770
13,338		Duke Energy Corp	1,078,777
6,442		Edison International	352,957
767		El Paso Electric Co	52,125
3,547		Entergy Corp	333,312
8,260		Equitable Holdings, Inc	119,357
3,872		Essential Utilities Inc	157,590
92

TIAA-CREF LIFE FUNDS – Stock Index Fund

SHARES		COMPANY	VALUE
4,232		Evergy, Inc	$232,972
5,782		Eversource Energy	452,210
17,695		Exelon Corp	651,353
9,412		FirstEnergy Corp	377,139
133		Global Water Resources, Inc	1,355
2,268		Hawaiian Electric Industries, Inc	97,637
960		Idacorp, Inc	84,278
4,180		MDU Resources Group, Inc	89,870
640		MGE Energy, Inc	41,901
240		Middlesex Water Co	14,429
1,632		National Fuel Gas Co	60,857
1,561		New Jersey Resources Corp	53,027
8,989		NextEra Energy, Inc	2,162,933
6,737		NiSource, Inc	168,223
666		Northwest Natural Holding Co	41,126
1,170		NorthWestern Corp	70,001
4,538		NRG Energy, Inc	123,706
4,055		OGE Energy Corp	124,610
919		ONE Gas, Inc	76,847
751		Ormat Technologies, Inc	50,813
743		Otter Tail Corp	33,034
9,382	*,b,e	PG&E Corp	84,344
2,036		Pinnacle West Capital Corp	154,308
1,790		PNM Resources, Inc	68,020
1,712		Portland General Electric Co	82,073
14,087		PPL Corp	347,667
9,341		Public Service Enterprise Group, Inc	419,504
250	*	Pure Cycle Corp	2,788
105		RGC Resources, Inc	3,038
5,152		Sempra Energy	582,125
505		SJW Corp	29,174
1,730		South Jersey Industries, Inc	43,250
18,748		Southern Co	1,015,017
1,057		Southwest Gas Holdings Inc	73,525
162		Spark Energy, Inc	1,016
907		Spire, Inc	67,553
2,000		TerraForm Power, Inc	31,540
3,726		UGI Corp	99,372
537		Unitil Corp	28,096
7,800		Vistra Energy Corp	124,488
5,574		WEC Energy Group, Inc	491,237
9,613		Xcel Energy, Inc	579,664
203		York Water Co	8,822
		TOTAL UTILITIES	16,205,992

		TOTAL COMMON STOCKS	456,542,339
		(Cost $266,910,054)

RIGHTS / WARRANTS - 0.0%

MEDIA & ENTERTAINMENT - 0.0%
1,666	†	Media General, Inc	0
		TOTAL MEDIA & ENTERTAINMENT	0

93

TIAA-CREF LIFE FUNDS – Stock Index Fund

SHARES		COMPANY	VALUE

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
626	†	Elanco Animal Health, Inc CVR	$35
145	†	Tobira Therapeutics, Inc	9
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	44

		TOTAL RIGHTS / WARRANTS	44
		(Cost $25)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 0.9%

GOVERNMENT AGENCY DEBT - 0.1%
$423,000		Federal Home Loan Bank (FHLB)	0.001%	05/26/20	422,955
		TOTAL GOVERNMENT AGENCY DEBT			422,955

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.8%
3,684,620	c	State Street Navigator Securities Lending Government Money Market Portfolio			3,684,620
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			3,684,620

		TOTAL SHORT-TERM INVESTMENTS			4,107,575
		(Cost $4,107,619)
		TOTAL INVESTMENTS - 100.5%			460,649,958
		(Cost $271,017,698)
		OTHER ASSETS & LIABILITIES, NET - (0.5)%			(2,509,319)
		NET ASSETS - 100.0%			$458,140,639

Abbreviation(s):
CVR	Contingent Value Right
REIT	Real Estate Investment Trust

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
b	In bankruptcy
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $3,920,399.

Futures contracts outstanding as of March 31, 2020 were as follows:

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
S&P 500 E Mini Index	12	06/19/20	$1,475,975	$1,541,820	$65,845
94

TIAA-CREF LIFE FUNDS – International Equity Fund

TIAA-CREF LIFE FUNDS

INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2020

SHARES		COMPANY	VALUE
COMMON STOCKS - 95.0%

AUSTRALIA - 5.7%
11,812		BHP Billiton Ltd	$214,285
20,636		Commonwealth Bank of Australia	778,597
7,391		CSL Ltd	1,339,778
186,182		Fortescue Metals Group Ltd	1,140,965
7,585		Rio Tinto plc	347,714
38,368		Woolworths Ltd	834,364
		TOTAL AUSTRALIA	4,655,703

BRAZIL - 0.7%
23,400		Cia Brasileira de Distribuicao	298,754
76,000		Lojas Americanas S.A. (Preference)	263,274
		TOTAL BRAZIL	562,028

CHINA - 3.6%
4,600	*	Alibaba Group Holding Ltd (ADR)	894,608
222,500		CITIC Securities Co Ltd	403,469
13,349	*	GDS Holdings Ltd (ADR)	773,841
9,960		Tencent Holdings Ltd	492,299
28,000	*,g	Wuxi Biologics Cayman, Inc	357,471
		TOTAL CHINA	2,921,688

DENMARK - 5.5%
13,471		DSV AS	1,224,905
32,112		Novo Nordisk AS	1,917,601
13,845	g	Orsted AS	1,355,393
		TOTAL DENMARK	4,497,899

FRANCE - 12.0%
20,666		Airbus SE	1,332,581
38,991		BNP Paribas S.A.	1,138,351
29,893		Compagnie de Saint-Gobain	717,295
108,932		Credit Agricole S.A.	770,791
7,651		Dassault Systemes S.A.	1,116,977
8,487		Essilor International S.A.	898,558
2,131		Kering	1,111,130
18,831		Schneider Electric S.A.	1,591,650
13,854		Vinci S.A.	1,132,000
		TOTAL FRANCE	9,809,333

GERMANY - 8.1%
2,956		Adidas-Salomon AG.	656,313
5,992		BASF SE	280,078
15,512		Bayer AG.	888,814
6,518		Bayerische Motoren Werke AG.	332,738
95

TIAA-CREF LIFE FUNDS – International Equity Fund

SHARES		COMPANY	VALUE
95,045		Infineon Technologies AG.	$1,372,045
17,007		RWE AG.	444,760
6,895		SAP AG.	769,812
21,647		Siemens AG.	1,812,612
		TOTAL GERMANY	6,557,172

HONG KONG - 1.9%
50,700		Hong Kong Exchanges and Clearing Ltd	1,518,937
		TOTAL HONG KONG	1,518,937

IRELAND - 1.3%
40,232		CRH plc	1,087,992
		TOTAL IRELAND	1,087,992

ITALY - 3.3%
81,288		Enel S.p.A.	560,712
27,171		Moncler S.p.A	987,358
143,589		UniCredit S.p.A.	1,110,888
		TOTAL ITALY	2,658,958

JAPAN - 22.2%
32,500		Daiichi Sankyo Co Ltd	2,231,990
8,584		Daikin Industries Ltd	1,036,209
50,151	*	Hitachi Ltd	1,440,657
21,600		Kao Corp	1,759,714
62,000		Mitsui Fudosan Co Ltd	1,073,512
6,973		Nintendo Co Ltd	2,710,081
91,100		ORIX Corp	1,086,883
49,300		Recruit Holdings Co Ltd	1,273,482
45,792		Sony Corp	2,712,422
30,600		Sumitomo Mitsui Financial Group, Inc	743,377
33,983	*	Toyota Motor Corp	2,047,982
		TOTAL JAPAN	18,116,309

KOREA, REPUBLIC OF - 1.4%
1,670		LG Chem Ltd	413,628
19,523	*	Samsung Electronics Co Ltd	759,083
		TOTAL KOREA, REPUBLIC OF	1,172,711

NETHERLANDS - 3.5%
6,764		ASML Holding NV	1,783,089
202,670		ING Groep NV	1,038,500
		TOTAL NETHERLANDS	2,821,589

NORWAY - 0.3%
17,597		Equinor ASA	219,366
		TOTAL NORWAY	219,366

RUSSIA - 1.0%
30,708		Sberbank of Russia (ADR)	288,655
15,066	*	Yandex NV	512,998
		TOTAL RUSSIA	801,653
96

TIAA-CREF LIFE FUNDS – International Equity Fund

SHARES	COMPANY			VALUE
SPAIN - 0.7%
60,523	Iberdrola S.A.			$591,976
	TOTAL SPAIN			591,976

SWITZERLAND - 9.9%
130,070	Credit Suisse Group			1,049,840
4,158	Lonza Group AG.			1,710,284
20,236	Nestle S.A.			2,071,515
10,092	Roche Holding AG.			3,247,019
	TOTAL SWITZERLAND			8,078,658

TAIWAN - 0.5%
8,665	Taiwan Semiconductor Manufacturing Co Ltd (ADR)			414,100
	TOTAL TAIWAN			414,100

UNITED KINGDOM - 10.8%
24,634	AstraZeneca plc			2,194,862
39,977	British American Tobacco plc			1,361,827
8,879	Linde plc (Xetra)			1,539,955
2,391,044	Lloyds TSB Group plc			934,781
15,960	Reckitt Benckiser Group plc			1,215,763
558,609	Tesco plc			1,577,527
	TOTAL UNITED KINGDOM			8,824,715

UNITED STATES - 2.6%
24,527	Las Vegas Sands Corp			1,041,662
18,285	Wynn Resorts Ltd			1,100,574
	TOTAL UNITED STATES			2,142,236

	TOTAL COMMON STOCKS			77,453,023
	(Cost $98,851,621)

PRINCIPAL	ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 4.0%

GOVERNMENT AGENCY DEBT - 4.0%
$2,171,000	Federal Home Loan Bank (FHLB)	0.040%	05/26/20	2,170,768
1,106,000	FHLB	0.090	06/29/20	1,105,808
	TOTAL GOVERNMENT AGENCY DEBT			3,276,576

	TOTAL SHORT-TERM INVESTMENTS			3,276,576
	(Cost $3,276,621)

	TOTAL INVESTMENTS - 99.0%			80,729,599
	(Cost $102,128,242)
	OTHER ASSETS & LIABILITIES, NET - 1.0%			815,065
	NET ASSETS - 100.0%			$81,544,664

Abbreviation(s):
ADR	American Depositary Receipt

*	Non-income producing
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/2020, the aggregate value of these securities is $1,712,864 or 2.1% of net assets.
97

TIAA-CREF LIFE FUNDS – International Equity Fund

TIAA-CREF LIFE FUNDS

INTERNATIONAL EQUITY FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

March 31, 2020

		% OF
SECTOR	VALUE	NET ASSETS
HEALTH CARE	$13,887,819	17.0%
CONSUMER DISCRETIONARY	12,046,620	14.8
FINANCIALS	10,863,069	13.3
INDUSTRIALS	10,120,734	12.4
CONSUMER STAPLES	9,119,463	11.2
INFORMATION TECHNOLOGY	8,429,606	10.3
MATERIALS	5,024,616	6.2
COMMUNICATION SERVICES	3,715,377	4.6
UTILITIES	2,952,840	3.6
REAL ESTATE	1,073,512	1.3
ENERGY	219,367	0.3
SHORT-TERM INVESTMENTS	3,276,576	4.0
OTHER ASSETS & LIABILITIES, NET	815,065	1.0
NET ASSETS	$81,544,664	100.0%
98

TIAA-CREF LIFE FUNDS – Bond Fund

TIAA-CREF LIFE FUNDS

BOND FUND

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2020

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
BANK LOAN OBLIGATIONS - 1.4%

BANKS - 0.0%
74,811	i	BCPE Rover Merger Sub, Inc	LIBOR 1 M + 4.250%	5.239%	11/28/25	$61,220
		TOTAL BANKS				61,220

CAPITAL GOODS - 0.1%
35,517	i	Sensata Technologies, Inc	LIBOR 1 M + 1.750%	2.523	09/18/26	33,297
98,246	i	TransDigm, Inc	LIBOR 1 M + 2.250%	3.239	08/22/24	90,976
		TOTAL CAPITAL GOODS				124,273

COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
50,594	i	GFL Environmental, Inc	LIBOR 1 M + 3.000%	4.000	05/30/25	57,559
98,862	i	Spin Holdco, Inc	LIBOR 3 M + 3.250%	5.093	11/14/22	87,740
99,743	i	Trans Union LLC	LIBOR 1 M + 1.750%	2.739	11/16/26	95,204
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				240,503

CONSUMER SERVICES - 0.1%
95,548	i	CDS US Intermediate Holdings, Inc	LIBOR 3 M + 3.750%	5.200	07/08/22	48,326
95,565	i	KUEHG Corp	LIBOR 3 M + 3.750%	5.200	02/21/25	70,814
9,630	i	Scientific Games International, Inc	LIBOR 1 M and 2 M + 2.750%	3.739	08/14/24	39,561
		TOTAL CONSUMER SERVICES				158,701

DIVERSIFIED FINANCIALS - 0.0%
34,810	i	Lions Gate Capital Holdings LLC	LIBOR 1 M + 2.250%	3.239	03/24/25	31,057
		TOTAL DIVERSIFIED FINANCIALS				31,057

ENERGY - 0.1%
75,000	i	Buckeye Partners LP	LIBOR 1 M + 2.750%	4.265	11/02/26	68,400
15,000	i	California Resources Corp	LIBOR 3 M + 10.375%	11.988	12/31/21	707
49,873	i	Delek US Holdings, Inc	LIBOR 1 M + 2.250%	3.239	03/31/25	37,109
		TOTAL ENERGY				106,216

FOOD, BEVERAGE & TOBACCO - 0.1%
150,000	i	Froneri US, Inc	LIBOR 1 M + 2.250%	3.239	01/29/27	142,125
34,732	i	Hostess Brands LLC	LIBOR 1 M and 3 M + 2.250%	3.239	08/01/25	118,991
		TOTAL FOOD, BEVERAGE & TOBACCO				261,116

HEALTH CARE EQUIPMENT & SERVICES - 0.2%
75,000	i	Da Vinci Purchaser Corp	LIBOR 3 M + 4.000%	5.872	01/08/27	70,500
99,744	i	Endo Luxembourg Finance I Co Sarl	LIBOR 1 M + 4.250%	5.250	04/29/24	89,021
98,379	i	Envision Healthcare Corp	LIBOR 1 M + 3.750%	4.739	10/10/25	49,681
32,434	i	Greatbatch Ltd	LIBOR 1 M + 2.500%	3.510	10/27/22	30,326
75,000	i	Grifols Worldwide Operations USA, Inc	LIBOR 1 W + 2.000%	2.684	11/15/27	70,511
40,773	i	NMN Holdings III Corp	LIBOR 1 M + 3.750%	4.739	11/13/25	33,026
99

TIAA-CREF LIFE FUNDS – Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$8,747	i,r	NMN Holdings III Corp	LIBOR 1 M and 3 M + 3.750%	4.739%	11/13/25	$7,085
		TOTAL HEALTH CARE EQUIPMENT & SERVICES				350,150

INSURANCE - 0.1%
98,500	i	Acrisure LLC	LIBOR 3 M + 3.500%	5.207	02/15/27	86,680
100,000	h,i	NFP Corp	LIBOR 1 M + 3.250%	4.239	02/15/27	85,333
		TOTAL INSURANCE				172,013

MATERIALS - 0.2%
100,000	h,i	Berry Global, Inc	LIBOR 1 M + 2.000%	2.863	10/01/22	95,208
49,746	i	Chemours Co	LIBOR 1 M + 1.750%	2.740	04/03/25	45,269
99,000	i	Messer Industries USA, Inc	LIBOR 3 M + 2.500%	3.950	03/01/26	87,516
96,465	i	Starfruit US Holdco LLC	LIBOR 1 M + 3.000%	3.863	10/01/25	85,854
		TOTAL MATERIALS				313,847

MEDIA & ENTERTAINMENT - 0.0%
48,864	i	Nielsen Finance LLC	LIBOR 1 M + 2.000%	3.005	10/04/23	44,893
50,000	i	Virgin Media Bristol LLC	LIBOR 1 M + 2.500%	3.205	01/31/28	46,000
		TOTAL MEDIA & ENTERTAINMENT				90,893

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%
83,544	i	Bausch Health Americas, Inc	LIBOR 1 M + 3.000%	3.612	06/02/25	79,054
72,857	i	Bausch Health Americas, Inc	LIBOR 1 M + 2.750%	3.362	11/27/25	68,850
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				147,904

REAL ESTATE - 0.0%
98,750	i	Cushman & Wakefield plc	LIBOR 1 M + 2.750%	3.739	08/21/25	86,159
		TOTAL REAL ESTATE				86,159

RETAILING - 0.0%
24,938	i	Camelot Finance S.A.	LIBOR 1 M + 3.250%	4.239	10/28/26	23,441
		TOTAL RETAILING				23,441

SOFTWARE & SERVICES - 0.1%
75,000	i	Dun & Bradstreet Corp	LIBOR 1 M + 4.000%	4.959	02/06/26	67,219
143,535	i	Mitchell International, Inc	LIBOR 1 M + 3.250%	4.239	11/29/24	118,656
98,237	i	NeuStar, Inc	LIBOR 3 M and 6 M + 3.500%	4.950	08/08/24	74,071
		TOTAL SOFTWARE & SERVICES				259,946

TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
95,479	i	Dell International LLC	LIBOR 1 M + 2.000%	2.990	09/19/25	90,765
89,946	i	Plantronics, Inc	LIBOR 1 M and 3 M + 2.500%	3.459	07/02/25	69,573
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT				160,338

TELECOMMUNICATION SERVICES - 0.1%
48,735	i	CNT Holdings III Corp	LIBOR 3 M + 3.000%	4.080	01/22/23	43,344
74,615	i	Sprint Communications, Inc	LIBOR 1 M + 2.500%	3.500	02/02/24	74,055
		TOTAL TELECOMMUNICATION SERVICES				117,399
100

TIAA-CREF LIFE FUNDS – Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
TRANSPORTATION - 0.0%
$48,490	i	American Airlines, Inc	LIBOR 1 M + 2.000%	2.705%	12/14/23	$38,065
		TOTAL TRANSPORTATION				38,065

UTILITIES - 0.0%
34,913	i	ProQuest LLC	LIBOR 1 M + 3.500%	4.489	10/23/26	32,469
		TOTAL UTILITIES				32,469

		TOTAL BANK LOAN OBLIGATIONS				2,775,710
		(Cost $3,187,411)

BONDS - 92.0%

CORPORATE BONDS - 38.6%

AUTOMOBILES & COMPONENTS - 0.3%
100,000	g	Dana Financing Luxembourg SARL		6.500	06/01/26	88,000
5,000		Dana, Inc		5.375	11/15/27	4,050
100,000	g	Gates Global LLC		6.250	01/15/26	88,500
125,000		General Motors Co		5.200	04/01/45	99,075
100,000	g	Hyundai Capital America		2.375	02/10/23	94,272
100,000	g	Hyundai Capital America		3.000	02/10/27	92,766
175,000		Magna International, Inc		3.625	06/15/24	182,104
		TOTAL AUTOMOBILES & COMPONENTS				648,767

BANKS - 7.4%
200,000	g	Australia & New Zealand Banking Group Ltd		2.950	07/22/30	189,507
200,000	g	Banco del Estado de Chile		2.704	01/09/25	186,152
200,000	g	Banco Internacional del Peru SAA Interbank		3.375	01/18/23	189,000
200,000		Banco Santander S.A.		3.800	02/23/28	196,263
200,000		Bancolombia S.A.		3.000	01/29/25	179,202
200,000	g	Bank Leumi Le-Israel BM		3.275	01/29/31	185,808
200,000		Bank of America Corp		3.875	08/01/25	214,437
600,000		Bank of America Corp		2.456	10/22/25	605,076
500,000		Bank of America Corp		4.250	10/22/26	533,528
200,000		Bank of America Corp		3.248	10/21/27	208,879
100,000		Bank of America Corp		3.824	01/20/28	103,720
125,000		Bank of America Corp		3.419	12/20/28	129,065
325,000		Bank of America Corp		2.884	10/22/30	324,542
850,000		Bank of America Corp		2.496	02/13/31	815,506
100,000		Bank of America Corp		6.100	N/A‡	101,000
200,000		Barclays plc		4.338	05/16/24	192,948
200,000	g	BNG Bank NV		2.625	02/27/24	213,582
75,000	g	BPCE S.A.		4.625	07/11/24	73,737
175,000		Capital One NA		2.650	08/08/22	173,293
125,000		Citigroup, Inc		3.875	03/26/25	131,008
500,000		Citigroup, Inc		3.200	10/21/26	517,867
175,000		Citigroup, Inc		4.300	11/20/26	185,043
195,000		Citigroup, Inc		4.450	09/29/27	204,469
775,000		Citigroup, Inc		2.666	01/29/31	751,979
150,000		Citigroup, Inc		4.412	03/31/31	165,042
200,000		Citigroup, Inc		5.000	N/A‡	182,832
100,000		Citizens Bank NA		2.650	05/26/22	99,880
101

TIAA-CREF LIFE FUNDS – Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$250,000	g	Cooperatieve Rabobank UA		2.625%	07/22/24	$242,870
250,000		Cooperatieve Rabobank UA		3.750	07/21/26	240,893
150,000	g	Credit Agricole S.A.		3.250	10/04/24	150,254
125,000		Discover Bank		3.200	08/09/21	124,409
150,000		Discover Bank		2.450	09/12/24	143,710
150,000		Discover Bank		3.450	07/27/26	146,671
250,000		Discover Bank		2.700	02/06/30	217,333
200,000		HSBC Holdings plc		3.033	11/22/23	198,525
100,000		HSBC Holdings plc		3.803	03/11/25	104,109
510,000		HSBC Holdings plc		4.292	09/12/26	533,164
50,000		HSBC Holdings plc		4.375	11/23/26	53,090
200,000		HSBC Holdings plc		4.041	03/13/28	203,554
200,000		HSBC Holdings plc		4.950	03/31/30	220,568
250,000		Huntington National Bank		2.500	08/07/22	250,607
200,000	g	ING Groep NV		4.625	01/06/26	210,792
200,000		JPMorgan Chase & Co		2.776	04/25/23	202,531
150,000		JPMorgan Chase & Co		2.700	05/18/23	153,889
225,000		JPMorgan Chase & Co		2.301	10/15/25	225,023
250,000		JPMorgan Chase & Co		3.200	06/15/26	259,629
500,000		JPMorgan Chase & Co		3.702	05/06/30	537,015
600,000		JPMorgan Chase & Co		2.739	10/15/30	602,514
140,000		JPMorgan Chase & Co		4.600	N/A‡	122,528
100,000		JPMorgan Chase & Co		5.000	N/A‡	93,750
200,000		Mitsubishi UFJ Financial Group, Inc		2.559	02/25/30	192,220
125,000		MUFG Americas Holdings Corp		3.500	06/18/22	127,386
100,000		PNC Bank NA		2.700	10/22/29	96,988
200,000		Royal Bank of Canada		2.550	07/16/24	203,673
200,000		Santander Holdings USA, Inc		3.400	01/18/23	197,583
300,000	g	Skandinaviska Enskilda Banken AB		2.625	11/17/20	299,339
200,000		Sumitomo Mitsui Financial Group, Inc		2.696	07/16/24	199,880
250,000		Toronto-Dominion Bank		1.850	09/11/20	249,680
100,000		Toronto-Dominion Bank		3.625	09/15/31	99,441
100,000		Truist Bank		2.750	05/01/23	101,234
125,000		Truist Bank		2.150	12/06/24	123,820
200,000	g,i	United Overseas Bank Ltd	LIBOR 3 M + 0.480%	2.286	04/23/21	193,348
125,000		Westpac Banking Corp		4.110	07/24/34	121,304
		TOTAL BANKS				14,496,689

CAPITAL GOODS - 0.9%
50,000		Anixter, Inc		6.000	12/01/25	48,938
10,000	g	Beacon Roofing Supply, Inc		4.500	11/15/26	9,228
200,000	g	BOC Aviation Ltd		3.000	09/11/29	195,926
125,000	g	Carrier Global Corp		2.722	02/15/30	115,012
100,000		Ingersoll-Rand Luxembourg Finance S.A.		3.800	03/21/29	101,104
100,000		Lam Research Corp		4.000	03/15/29	113,550
200,000	g	Molex Electronic Technologies LLC		3.900	04/15/25	215,244
175,000		Northrop Grumman Corp		3.250	01/15/28	183,602
100,000	g	Otis Worldwide Corp		2.565	02/15/30	96,853
300,000		Parker-Hannifin Corp		3.250	06/14/29	302,722
125,000		Roper Technologies, Inc		3.800	12/15/26	128,522
175,000		United Technologies Corp		4.125	11/16/28	193,183
		TOTAL CAPITAL GOODS				1,703,884
102

TIAA-CREF LIFE FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
COMMERCIAL & PROFESSIONAL SERVICES - 0.8%
$15,000	g	ASGN, Inc	4.625%	05/15/28	$14,063
65,000	g	GFL Environmental, Inc	5.125	12/15/26	63,375
50,000	g	Prime Security Services Borrower LLC	5.750	04/15/26	49,000
20,000	g	Prime Security Services Borrower LLC	6.250	01/15/28	17,250
350,000		Republic Services, Inc	3.550	06/01/22	359,063
290,000		Republic Services, Inc	2.900	07/01/26	293,126
100,000		Visa, Inc	2.700	04/15/40	99,264
100,000		Waste Management, Inc	2.950	06/15/24	101,680
175,000		Waste Management, Inc	3.150	11/15/27	180,789
125,000		Waste Management, Inc	3.450	06/15/29	133,765
50,000		Waste Management, Inc	4.100	03/01/45	55,463
100,000		Waste Management, Inc	4.150	07/15/49	114,999
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			1,481,837

CONSUMER SERVICES - 0.3%
500,000		Anheuser-Busch Cos LLC	3.650	02/01/26	525,125
60,000		Boyd Gaming Corp	6.000	08/15/26	51,600
60,000	g	International Game Technology plc	6.250	01/15/27	52,200
2,000	g	Yum! Brands, Inc	7.750	04/01/25	2,100
		TOTAL CONSUMER SERVICES			631,025

DIVERSIFIED FINANCIALS - 4.0%
150,000		AerCap Ireland Capital DAC	3.650	07/21/27	116,249
100,000		Ameriprise Financial, Inc	3.000	03/22/22	101,229
100,000		Bank of Montreal	3.803	12/15/32	97,131
25,000		Berkshire Hathaway, Inc	3.125	03/15/26	26,786
150,000	g	BNP Paribas S.A.	2.819	11/19/25	148,190
200,000	g	BNP Paribas S.A.	3.052	01/13/31	189,518
360,000		Capital One Bank USA NA	3.375	02/15/23	352,206
200,000	g	Credit Suisse Group AG.	2.997	12/14/23	194,694
200,000		Credit Suisse Group Funding Guernsey Ltd	3.800	06/09/23	204,550
150,000		Credit Suisse Group Funding Guernsey Ltd	3.750	03/26/25	151,566
150,000		Ford Motor Credit Co LLC	3.096	05/04/23	132,750
200,000		GE Capital International Funding Co	3.373	11/15/25	201,036
375,000		GE Capital International Funding Co	4.418	11/15/35	405,139
100,000		General Motors Financial Co, Inc	5.650	01/17/29	89,577
300,000		Goldman Sachs Group, Inc	3.500	01/23/25	307,548
400,000		Goldman Sachs Group, Inc	3.691	06/05/28	411,060
100,000		Goldman Sachs Group, Inc	2.600	02/07/30	93,956
100,000		Goldman Sachs Group, Inc	4.017	10/31/38	100,418
125,000		Goldman Sachs Group, Inc	4.800	07/08/44	147,282
50,000		Icahn Enterprises LP	5.250	05/15/27	46,187
250,000	g	ICICI Bank Ltd	3.800	12/14/27	227,114
100,000		International Lease Finance Corp	5.875	08/15/22	89,397
150,000		Morgan Stanley	3.125	01/23/23	153,414
400,000		Morgan Stanley	2.720	07/22/25	404,952
700,000		Morgan Stanley	3.125	07/27/26	723,585
150,000		Morgan Stanley	2.699	01/22/31	146,785
200,000	g	Power Finance Corp Ltd	3.950	04/23/30	168,640
15,000		Springleaf Finance Corp	5.375	11/15/29	13,733
200,000	g	Swiss Re Finance Luxembourg SA	5.000	04/02/49	202,861
150,000		Synchrony Financial	4.250	08/15/24	144,423
200,000	g	UBS AG.	2.450	12/01/20	199,265
103

TIAA-CREF LIFE FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$200,000	g	UBS Group AG.	2.859%	08/15/23	$198,267
175,000		Unilever Capital Corp	2.900	05/05/27	185,523
150,000		Wells Fargo & Co	3.750	01/24/24	158,800
100,000		Wells Fargo & Co	3.550	09/29/25	105,471
300,000		Wells Fargo & Co	3.000	04/22/26	308,785
350,000		Wells Fargo & Co	2.879	10/30/30	347,070
		TOTAL DIVERSIFIED FINANCIALS			7,295,157

ENERGY - 2.6%
75,000		Archrock Partners LP	6.000	10/01/22	75,000
150,000		BP Capital Markets America, Inc	3.000	02/24/50	139,455
100,000		Cheniere Energy Partners LP	5.625	10/01/26	93,000
150,000		Diamondback Energy, Inc	2.875	12/01/24	104,791
100,000		Diamondback Energy, Inc	3.250	12/01/26	70,572
50,000		Ecopetrol S.A.	5.875	09/18/23	48,875
60,000		Ecopetrol S.A.	5.875	05/28/45	53,161
150,000		Enbridge, Inc	3.125	11/15/29	138,623
100,000		Energy Transfer Operating LP	2.900	05/15/25	84,439
150,000		Energy Transfer Operating LP	4.750	01/15/26	132,543
150,000		Energy Transfer Operating LP	4.950	06/15/28	124,184
150,000		Energy Transfer Operating LP	3.750	05/15/30	117,487
100,000		Energy Transfer Operating LP	6.250	04/15/49	84,631
175,000		Energy Transfer Operating LP	5.000	05/15/50	135,086
100,000		Enterprise Products Operating LLC	3.700	02/15/26	99,809
100,000		Enterprise Products Operating LLC	3.125	07/31/29	92,124
100,000		Enterprise Products Operating LLC	4.250	02/15/48	93,394
100,000		Enterprise Products Operating LLC	4.200	01/31/50	93,635
200,000		Enterprise Products Operating LLC	3.700	01/31/51	178,474
100,000		Enterprise Products Operating LLC	3.950	01/31/60	84,157
125,000		Marathon Oil Corp	4.400	07/15/27	83,454
75,000		Marathon Petroleum Corp	3.800	04/01/28	67,584
225,000		MPLX LP	4.000	03/15/28	199,964
225,000		MPLX LP	4.500	04/15/38	175,853
125,000		MPLX LP	4.700	04/15/48	96,766
59,000		Murphy Oil Corp	5.875	12/01/27	30,845
25,000		Noble Energy, Inc	3.850	01/15/28	17,699
150,000		Noble Energy, Inc	5.050	11/15/44	92,650
75,000		Occidental Petroleum Corp	4.100	02/15/47	32,036
100,000		ONEOK, Inc	4.000	07/13/27	82,315
225,000		ONEOK, Inc	4.350	03/15/29	183,452
350,000		ONEOK, Inc	3.400	09/01/29	261,540
100,000		ONEOK, Inc	3.100	03/15/30	75,183
100,000		ONEOK, Inc	4.500	03/15/50	75,293
200,000	g	Pertamina Persero PT	3.650	07/30/29	183,178
100,000		Petrobras Global Finance BV	5.999	01/27/28	96,850
50,000		Petrobras Global Finance BV	7.250	03/17/44	50,540
100,000		Petroleos Mexicanos	6.500	03/13/27	74,010
200,000	g	Petroleos Mexicanos	5.950	01/28/31	137,520
200,000		Phillips 66 Partners LP	3.150	12/15/29	163,901
175,000		Sabine Pass Liquefaction LLC	4.200	03/15/28	150,292
125,000		Sunoco Logistics Partners Operations LP	4.000	10/01/27	98,935
25,000		Sunoco Logistics Partners Operations LP	5.400	10/01/47	19,850
25,000		Targa Resources Partners LP	5.875	04/15/26	20,812
25,000		Targa Resources Partners LP	6.500	07/15/27	21,313
104

TIAA-CREF LIFE FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$350,000		TransCanada PipeLines Ltd	4.250%	05/15/28	$357,525
40,000		USA Compression Partners LP	6.875	04/01/26	25,000
25,000		USA Compression Partners LP	6.875	09/01/27	15,500
25,000		Vale Overseas Ltd	6.875	11/21/36	27,763
75,000		Williams Partners LP	3.750	06/15/27	68,761
		TOTAL ENERGY			5,029,824

FOOD & STAPLES RETAILING - 1.6%
150,000		CVS Health Corp	2.625	08/15/24	150,449
200,000		CVS Health Corp	4.100	03/25/25	210,483
275,000		CVS Health Corp	2.875	06/01/26	277,039
300,000		CVS Health Corp	4.300	03/25/28	318,601
125,000		CVS Health Corp	3.750	04/01/30	129,336
400,000		CVS Health Corp	4.780	03/25/38	439,304
200,000		CVS Health Corp	5.050	03/25/48	227,121
100,000		CVS Health Corp	4.250	04/01/50	103,963
109,000		Ingles Markets, Inc	5.750	06/15/23	108,455
100,000		Kroger Co	3.700	08/01/27	107,172
110,000		Kroger Co	3.875	10/15/46	107,844
50,000		Kroger Co	4.450	02/01/47	54,979
450,000		Walmart, Inc	3.700	06/26/28	505,906
200,000		Walmart, Inc	2.375	09/24/29	207,402
125,000		Walmart, Inc	3.950	06/28/38	147,541
		TOTAL FOOD & STAPLES RETAILING			3,095,595

FOOD, BEVERAGE & TOBACCO - 1.3%
75,000		Altria Group, Inc	4.800	02/14/29	78,475
100,000		Altria Group, Inc	5.950	02/14/49	116,347
135,000		Anheuser-Busch InBev Finance, Inc	3.300	02/01/23	138,915
380,000		Anheuser-Busch InBev Worldwide, Inc	4.750	01/23/29	417,772
85,000		Anheuser-Busch InBev Worldwide, Inc	4.439	10/06/48	86,827
100,000		BAT Capital Corp	4.906	04/02/30	102,578
200,000	g	BRF S.A.	4.875	01/24/30	168,000
100,000		Coca-Cola Co	3.375	03/25/27	110,405
100,000		Constellation Brands, Inc	4.400	11/15/25	100,882
100,000		Constellation Brands, Inc	3.700	12/06/26	99,926
100,000		Constellation Brands, Inc	3.150	08/01/29	93,234
100,000		Diageo Capital plc	2.125	10/24/24	97,530
100,000		Diageo Capital plc	2.375	10/24/29	96,203
150,000	g	Embotelladora Andina S.A.	3.950	01/21/50	127,502
100,000		JM Smucker Co	2.375	03/15/30	92,169
100,000		JM Smucker Co	3.550	03/15/50	91,200
100,000		Kellogg Co	3.400	11/15/27	103,265
100,000		Tyson Foods, Inc	3.900	09/28/23	106,335
100,000		Tyson Foods, Inc	3.550	06/02/27	103,614
100,000		Tyson Foods, Inc	5.100	09/28/48	124,071
		TOTAL FOOD, BEVERAGE & TOBACCO			2,455,250

HEALTH CARE EQUIPMENT & SERVICES - 1.1%
163,000		Becton Dickinson & Co	3.700	06/06/27	165,646
100,000		Boston Scientific Corp	4.000	03/01/29	105,838
200,000		Children’s Hospital Medic	4.268	05/15/44	235,089
105

TIAA-CREF LIFE FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$100,000		Cigna Corp	2.400%	03/15/30	$94,593
100,000		Cigna Corp	3.200	03/15/40	91,586
100,000		Covidien International Finance S.A.	3.200	06/15/22	103,381
250,000		Dartmouth-Hitchcock Health	4.178	08/01/48	275,455
160,000		HCA, Inc	5.625	09/01/28	167,472
100,000		HCA, Inc	5.500	06/15/47	108,903
500,000	g	SBA Tower Trust	2.836	01/15/25	482,950
100,000		Thermo Fisher Scientific, Inc	4.133	03/25/25	107,151
175,000		Thermo Fisher Scientific, Inc	2.950	09/19/26	177,123
100,000		Zimmer Biomet Holdings, Inc	3.700	03/19/23	102,470
55,000		Zimmer Biomet Holdings, Inc	3.550	04/01/25	55,370
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			2,273,027

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
100,000		Ecolab, Inc	4.800	03/24/30	113,843
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			113,843

INSURANCE - 1.9%
100,000		Aflac, Inc	3.600	04/01/30	101,231
100,000		American Financial Group, Inc	3.500	08/15/26	95,188
200,000		American International Group, Inc	3.900	04/01/26	208,384
175,000		Aon plc	3.500	06/14/24	182,756
100,000		Berkshire Hathaway Finance Corp	1.850	03/12/30	97,200
100,000		Berkshire Hathaway Finance Corp	4.250	01/15/49	123,151
75,000	g	Centene Corp	4.250	12/15/27	75,143
100,000		Chubb INA Holdings, Inc	2.875	11/03/22	101,481
100,000		CNA Financial Corp	3.950	05/15/24	103,884
100,000		CNA Financial Corp	3.450	08/15/27	92,622
100,000		CNA Financial Corp	3.900	05/01/29	99,764
100,000		Hartford Financial Services Group, Inc	2.800	08/19/29	97,348
100,000		Hartford Financial Services Group, Inc	4.300	04/15/43	103,794
100,000		Hartford Financial Services Group, Inc	3.600	08/19/49	93,825
100,000		Humana, Inc	3.950	03/15/27	101,727
100,000	g	Liberty Mutual Group, Inc	4.500	06/15/49	97,349
100,000		Lincoln National Corp	3.800	03/01/28	99,570
100,000		MetLife, Inc	3.600	11/13/25	104,583
100,000		Principal Financial Group, Inc	3.700	05/15/29	103,291
100,000	g	Prudential Funding LLC	6.750	09/15/23	111,186
200,000		Reinsurance Group of America, Inc	3.900	05/15/29	195,272
100,000		Verisk Analytics, Inc	4.125	03/15/29	105,562
500,000	g,i	Vitality Re IV Ltd	1.811	01/08/21	425,000
500,000	g,i	Vitality Re IX Ltd	1.610	01/10/22	425,000
250,000	g,i	Vitality Re X Ltd	1.760	01/10/23	212,500
25,000		WR Berkley Corp	5.375	09/15/20	25,044
		TOTAL INSURANCE			3,581,855

MATERIALS - 0.9%
200,000	g	Anglo American Capital plc	5.625	04/01/30	203,033
5,000	g	Arconic Rolled Products Corp	6.125	02/15/28	5,113
200,000	g	Celulosa Arauco y Constitucion S.A.	4.250	04/30/29	168,500
200,000	g	Cemex SAB de C.V.	5.450	11/19/29	162,300
200,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.150	01/14/30	185,116
125,000		DowDuPont, Inc	5.319	11/15/38	140,539
106

TIAA-CREF LIFE FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$40,000	g	Enviva Partners LP	6.500%	01/15/26	$39,000
250,000		International Paper Co	4.350	08/15/48	242,067
200,000	g	Inversiones CMPC S.A.	3.850	01/13/30	180,000
100,000	g	James Hardie International Finance DAC	4.750	01/15/25	94,251
100,000		LYB International Finance III LLC	4.200	10/15/49	98,122
100,000	g	Midwest Connector Capital Co LLC	3.900	04/01/24	93,365
100,000	g	Midwest Connector Capital Co LLC	4.625	04/01/29	96,388
100,000		Newmont Corp	2.250	10/01/30	92,091
100,000		Nutrien Ltd	3.375	03/15/25	101,834
60,000	g	OCI NV	6.625	04/15/23	54,576
80,000	g	Owens-Brockway Glass Container, Inc	5.875	08/15/23	78,400
10,000	g	Univar Solutions USA, Inc	5.125	12/01/27	9,100
		TOTAL MATERIALS			2,043,795

MEDIA & ENTERTAINMENT - 2.1%
200,000	g	Cable Onda S.A.	4.500	01/30/30	176,000
75,000		Charter Communications Operating LLC	3.579	07/23/20	74,767
150,000		Charter Communications Operating LLC	3.750	02/15/28	150,828
125,000		Charter Communications Operating LLC	4.200	03/15/28	128,308
50,000		Charter Communications Operating LLC	5.125	07/01/49	53,186
100,000		Charter Communications Operating LLC	4.800	03/01/50	104,193
100,000		Comcast Corp	3.700	04/15/24	107,331
200,000		Comcast Corp	3.950	10/15/25	220,199
300,000		Comcast Corp	2.350	01/15/27	298,870
150,000		Comcast Corp	3.150	02/15/28	156,944
150,000		Comcast Corp	4.150	10/15/28	170,766
200,000		Comcast Corp	2.650	02/01/30	205,997
300,000		Comcast Corp	3.200	07/15/36	316,708
350,000		Comcast Corp	3.450	02/01/50	384,054
100,000		Discovery Communications LLC	2.950	03/20/23	99,788
100,000		Discovery Communications LLC	4.125	05/15/29	96,918
100,000		Discovery Communications LLC	5.200	09/20/47	102,207
100,000	g	Gray Escrow, Inc	7.000	05/15/27	99,500
35,000		Grupo Televisa SAB	6.625	01/15/40	40,994
40,000		Meredith, Corp	6.875	02/01/26	34,400
50,000	g	Nielsen Finance LLC	5.000	04/15/22	46,091
75,000	g	TEGNA, Inc	4.625	03/15/28	65,906
60,000	g	Terrier Media Buyer, Inc	8.875	12/15/27	50,400
75,000		Time Warner Cable LLC	5.875	11/15/40	79,031
25,000		ViacomCBS, Inc	2.900	06/01/23	23,805
100,000		ViacomCBS, Inc	3.375	02/15/28	88,828
50,000		ViacomCBS, Inc	5.850	09/01/43	51,282
500,000		Walt Disney Co	3.000	09/15/22	516,624
100,000		Walt Disney Co	2.000	09/01/29	97,552
		TOTAL MEDIA & ENTERTAINMENT			4,041,477

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.6%
100,000		Abbott Laboratories	3.875	09/15/25	107,979
227,000		Abbott Laboratories	3.750	11/30/26	253,412
100,000		Abbott Laboratories	5.300	05/27/40	131,739
100,000		AbbVie, Inc	2.850	05/14/23	101,367
300,000	g	AbbVie, Inc	2.950	11/21/26	305,657
107

TIAA-CREF LIFE FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$200,000	g	AbbVie, Inc	3.200%	11/21/29	$204,035
225,000	g	AbbVie, Inc	4.050	11/21/39	235,962
125,000		AbbVie, Inc	4.400	11/06/42	138,906
50,000		AbbVie, Inc	4.450	05/14/46	53,134
100,000	g	AbbVie, Inc	4.250	11/21/49	107,867
100,000		AstraZeneca plc	3.125	06/12/27	100,154
15,000	g	Bausch Health Cos, Inc	5.000	01/30/28	14,200
75,000	g	Bristol-Myers Squibb Co	3.875	08/15/25	81,373
275,000	g	Bristol-Myers Squibb Co	3.450	11/15/27	292,950
250,000	g	Bristol-Myers Squibb Co	3.400	07/26/29	274,726
100,000	g	Bristol-Myers Squibb Co	4.250	10/26/49	125,321
100,000		Johnson & Johnson	2.450	03/01/26	106,879
50,000		Johnson & Johnson	2.900	01/15/28	54,927
100,000		Johnson & Johnson	3.400	01/15/38	115,702
175,000		Novartis Capital Corp	3.000	11/20/25	185,676
150,000		Teva Pharmaceutical Finance Netherlands III BV	3.150	10/01/26	126,353
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			3,118,319

REAL ESTATE - 2.5%
100,000		Alexandria Real Estate Equities, Inc	3.950	01/15/27	100,145
100,000		Alexandria Real Estate Equities, Inc	3.950	01/15/28	102,416
100,000		Alexandria Real Estate Equities, Inc	4.900	12/15/30	108,638
100,000		American Tower Corp	3.000	06/15/23	100,123
100,000		American Tower Corp	2.950	01/15/25	99,881
50,000		American Tower Corp	3.375	10/15/26	50,008
150,000		American Tower Corp	3.800	08/15/29	153,114
250,000		American Tower Corp	2.900	01/15/30	243,280
150,000		Brandywine Operating Partnership LP	4.100	10/01/24	149,255
200,000		Brixmor Operating Partnership LP	3.850	02/01/25	197,367
100,000		Camden Property Trust	3.150	07/01/29	98,560
110,000		Crown Castle International Corp	4.875	04/15/22	115,481
50,000		Crown Castle International Corp	3.800	02/15/28	50,085
50,000		Digital Realty Trust LP	3.700	08/15/27	48,319
100,000		Duke Realty LP	3.250	06/30/26	99,974
75,000		Essex Portfolio LP	3.375	01/15/23	75,082
100,000		Essex Portfolio LP	3.000	01/15/30	94,793
100,000		Healthcare Realty Trust, Inc	3.750	04/15/23	99,864
175,000		Healthcare Realty Trust, Inc	3.875	05/01/25	182,911
100,000		Healthcare Realty Trust, Inc	2.400	03/15/30	88,785
100,000		Healthcare Trust of America Holdings LP	3.700	04/15/23	96,729
125,000		Healthcare Trust of America Holdings LP	3.500	08/01/26	123,619
100,000		Healthcare Trust of America Holdings LP	3.100	02/15/30	89,431
100,000		Healthpeak Properties, Inc	3.500	07/15/29	97,819
100,000		Highwoods Realty LP	3.875	03/01/27	99,644
50,000		iStar, Inc	4.750	10/01/24	42,000
100,000		Mid-America Apartments LP	4.300	10/15/23	99,433
125,000		Mid-America Apartments LP	3.750	06/15/24	123,175
100,000		Mid-America Apartments LP	3.600	06/01/27	100,637
200,000		Mid-America Apartments LP	2.750	03/15/30	185,200
100,000		National Retail Properties, Inc	3.300	04/15/23	100,804
100,000		National Retail Properties, Inc	4.000	11/15/25	102,981
100,000		ProLogis LP	4.375	02/01/29	112,288
100,000		Regency Centers Corp	3.750	11/15/22	98,000
150,000		Regency Centers LP	3.900	11/01/25	153,512
108

TIAA-CREF LIFE FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$200,000		Regency Centers LP	3.600%	02/01/27	$201,422
100,000		Regency Centers LP	2.950	09/15/29	94,275
87,000		SITE Centers Corp	3.625	02/01/25	88,110
50,000	g	VICI Properties LP	3.500	02/15/25	46,188
50,000		Weingarten Realty Investors	3.375	10/15/22	51,264
100,000		Weingarten Realty Investors	3.500	04/15/23	102,278
100,000		Weingarten Realty Investors	4.450	01/15/24	107,148
100,000		Weingarten Realty Investors	3.850	06/01/25	104,699
100,000		Weingarten Realty Investors	3.250	08/15/26	94,003
		TOTAL REAL ESTATE			4,772,740

RETAILING - 0.4%
50,000		AutoNation, Inc	3.800	11/15/27	44,351
10,000	g	Camelot Finance S.A.	4.500	11/01/26	9,700
45,000	g	Lithia Motors, Inc	4.625	12/15/27	40,504
125,000		O’Reilly Automotive, Inc	3.600	09/01/27	120,107
100,000		O’Reilly Automotive, Inc	4.200	04/01/30	103,561
15,000		QVC, Inc	4.750	02/15/27	13,278
200,000		Target Corp	2.350	02/15/30	201,408
100,000		Target Corp	2.650	09/15/30	102,390
		TOTAL RETAILING			635,299

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.4%
300,000		Intel Corp	2.875	05/11/24	314,344
70,000		Intel Corp	2.600	05/19/26	73,972
100,000		Intel Corp	3.750	03/25/27	109,944
25,000		Intel Corp	3.734	12/08/47	29,198
100,000	g	NXP BV	3.875	06/18/26	97,262
100,000		Texas Instruments, Inc	2.625	05/15/24	104,272
25,000		Texas Instruments, Inc	4.150	05/15/48	30,920
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			759,912

SOFTWARE & SERVICES - 1.7%
150,000		Adobe, Inc	2.300	02/01/30	149,947
100,000		Fidelity National Information Services, Inc	3.750	05/21/29	108,836
250,000		Fiserv, Inc	2.750	07/01/24	248,574
250,000		Fiserv, Inc	3.500	07/01/29	264,542
100,000		Global Payments, Inc	2.650	02/15/25	99,122
175,000		Global Payments, Inc	3.200	08/15/29	170,963
100,000		IHS Markit Ltd	4.125	08/01/23	104,048
100,000		IHS Markit Ltd	4.250	05/01/29	105,751
125,000		International Business Machines Corp	2.850	05/13/22	128,397
500,000		International Business Machines Corp	3.500	05/15/29	545,867
400,000		Microsoft Corp	2.400	08/08/26	423,019
100,000		Microsoft Corp	4.100	02/06/37	122,090
110,000		Microsoft Corp	3.700	08/08/46	130,482
15,000	g	Open Text Holdings, Inc	4.125	02/15/30	14,104
150,000		Oracle Corp	2.950	04/01/30	150,900
100,000		Oracle Corp	3.600	04/01/40	99,546
15,000	g	Presidio Holdings, Inc	4.875	02/01/27	13,500
200,000	g	Prosus NV	3.680	01/21/30	181,008
100,000		salesforce.com, Inc	3.700	04/11/28	110,388
		TOTAL SOFTWARE & SERVICES			3,171,084
109

TIAA-CREF LIFE FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
TECHNOLOGY HARDWARE & EQUIPMENT - 1.0%
200,000		Amphenol Corp	2.800	02/15/30	$182,092
275,000		Apple, Inc	2.450	08/04/26	288,155
575,000		Apple, Inc	2.050	09/11/26	593,120
75,000		Broadcom Corp	3.875	01/15/27	71,495
250,000		Cisco Systems, Inc	1.850	09/20/21	251,733
100,000		Corning, Inc	4.375	11/15/57	103,961
225,000	g	Dell International LLC	4.420	06/15/21	227,415
100,000	g	Dell International LLC	5.300	10/01/29	97,268
100,000	g	L3Harris Technologies, Inc	3.850	06/15/23	104,032
100,000		L3Harris Technologies, Inc	2.900	12/15/29	94,487
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			2,013,758

TELECOMMUNICATION SERVICES - 2.4%
250,000		AT&T, Inc	3.400	05/15/25	258,575
175,000		AT&T, Inc	3.600	07/15/25	181,732
100,000		AT&T, Inc	3.800	02/15/27	103,900
800,000		AT&T, Inc	4.350	03/01/29	860,183
550,000		AT&T, Inc	4.300	02/15/30	591,977
150,000		AT&T, Inc	4.500	05/15/35	163,536
100,000		AT&T, Inc	4.500	03/09/48	108,526
200,000	g	C&W Senior Financing Designated Activity Co	7.500	10/15/26	183,213
50,000		Deutsche Telekom International Finance BV	8.750	06/15/30	68,197
200,000	g	Globo Comunicacao e Participacoes S.A.	4.875	01/22/30	170,900
200,000	g	MTN Mauritius Investment Ltd	6.500	10/13/26	190,549
50,000		Orange S.A.	5.375	01/13/42	64,006
100,000		Rogers Communications, Inc	3.700	11/15/49	103,444
100,000		Telefonica Emisiones SAU	4.103	03/08/27	103,712
50,000		T-Mobile USA, Inc	6.375	03/01/25	51,125
14,000		Verizon Communications, Inc	3.376	02/15/25	15,017
50,000		Verizon Communications, Inc	4.125	03/16/27	55,639
633,000		Verizon Communications, Inc	4.329	09/21/28	729,469
100,000		Verizon Communications, Inc	3.875	02/08/29	111,934
258,000		Verizon Communications, Inc	4.272	01/15/36	301,411
150,000		Vodafone Group plc	4.250	09/17/50	154,176
		TOTAL TELECOMMUNICATION SERVICES			4,571,221

TRANSPORTATION - 1.2%
150,000		Boeing Co	2.950	02/01/30	138,911
50,000		Boeing Co	3.750	02/01/50	45,666
100,000		Burlington Northern Santa Fe LLC	3.550	02/15/50	109,491
100,000		Canadian Pacific Railway Co	2.050	03/05/30	92,855
100,000		CSX Corp	3.800	03/01/28	106,191
100,000		CSX Corp	4.250	03/15/29	112,203
175,000		CSX Corp	2.400	02/15/30	172,336
200,000		CSX Corp	4.300	03/01/48	219,504
125,000		CSX Corp	3.350	09/15/49	118,370
125,000		Delta Air Lines, Inc	3.800	04/19/23	117,469
200,000		Delta Air Lines, Inc	2.900	10/28/24	160,078
100,000		Delta Air Lines, Inc	3.750	10/28/29	80,588
400,000		FedEx Corp	3.100	08/05/29	393,140
110

TIAA-CREF LIFE FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$200,000	g	Indian Railway Finance Corp Ltd	3.249%	02/13/30	$179,861
100,000		Union Pacific Corp	3.950	09/10/28	107,358
125,000	g	Union Pacific Corp	3.839	03/20/60	133,769
		TOTAL TRANSPORTATION			2,287,790

UTILITIES - 2.1%
200,000	g	Adani Transmission Ltd	4.250	05/21/36	180,089
100,000		AEP Transmission Co LLC	3.100	12/01/26	103,943
100,000		AEP Transmission Co LLC	4.000	12/01/46	101,213
100,000		American Water Capital Corp	3.000	12/01/26	100,291
100,000		American Water Capital Corp	4.000	12/01/46	101,291
150,000		American Water Capital Corp	3.750	09/01/47	150,312
125,000		Baltimore Gas & Electric Co	3.750	08/15/47	135,243
100,000		Baltimore Gas & Electric Co	3.200	09/15/49	95,306
50,000		Berkshire Hathaway Energy Co	3.250	04/15/28	51,722
200,000		Black Hills Corp	4.250	11/30/23	209,789
100,000		Black Hills Corp	3.150	01/15/27	106,761
100,000		Consumers Energy Co	3.500	08/01/51	107,572
100,000		Dominion Energy Gas Holdings LLC	2.500	11/15/24	97,164
150,000		DTE Electric Co	2.950	03/01/50	139,924
175,000		Exelon Generation Co LLC	3.400	03/15/22	176,962
100,000		Florida Power & Light Co	3.990	03/01/49	112,778
100,000		Florida Power & Light Co	3.150	10/01/49	103,741
100,000		Indiana Michigan Power Co	3.750	07/01/47	104,215
150,000		MidAmerican Energy Co	3.650	04/15/29	163,841
125,000		MidAmerican Energy Co	3.650	08/01/48	134,167
100,000		Northern States Power Co	2.900	03/01/50	98,537
50,000		NRG Energy, Inc	5.750	01/15/28	51,000
100,000		NSTAR Electric Co	3.950	04/01/30	111,930
125,000		Ohio Power Co	4.150	04/01/48	131,335
125,000		Ohio Power Co	4.000	06/01/49	129,001
100,000		ONE Gas, Inc	3.610	02/01/24	100,930
100,000		PECO Energy Co	3.000	09/15/49	101,772
200,000	g	Perusahaan Listrik Negara PT	3.875	07/17/29	186,000
175,000		PSEG Power LLC	3.850	06/01/23	178,006
125,000		Public Service Co of Colorado	3.200	03/01/50	126,488
100,000		Public Service Electric & Gas Co	3.200	08/01/49	99,900
55,000		Virginia Electric & Power Co	2.950	01/15/22	55,419
75,000		Virginia Electric & Power Co	2.950	11/15/26	77,262
50,000		Virginia Electric & Power Co	3.500	03/15/27	52,354
		TOTAL UTILITIES			3,976,258

		TOTAL CORPORATE BONDS			74,198,406
		(Cost $74,516,399)

GOVERNMENT BONDS - 31.4%

FOREIGN GOVERNMENT BONDS - 3.0%
50,000	†	Argentina Republic Government International Bond	5.625	01/26/22	14,500
200,000	g	Bermuda Government International Bond	3.717	01/25/27	190,500
250,000	g	Bermuda Government International Bond	4.750	02/15/29	252,500
150,000	g	Caisse d’Amortissement de la Dette Sociale	1.875	07/28/20	150,513
200,000		Colombia Government International Bond	5.000	06/15/45	205,000
200,000	g	Costa Rica Government International Bond	5.625	04/30/43	144,000
111

TIAA-CREF LIFE FUNDS – Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE
	$225,000	g,†	Ecuador Government International Bond	9.650%	12/13/26	$58,500
	200,000	g	Egypt Government International Bond	5.577	02/21/23	184,948
	100,000		European Investment Bank	4.875	02/15/36	148,828
	250,000	g	Guatemala Government International Bond	4.500	05/03/26	242,500
	250,000	g	Iraq Government International Bond	5.800	01/15/28	190,050
	200,000		Japan Bank for International Cooperation	2.375	04/20/26	215,674
	100,000	g	Japan Finance Organization for Municipalities	3.000	03/12/24	107,876
	250,000	g	Korea Housing Finance Corp	2.000	10/11/21	251,335
	1,000,000		Kreditanstalt fuer Wiederaufbau	2.750	10/01/20	1,011,023
	250,000		Mexico Government International Bond	4.150	03/28/27	255,500
	225,000		Mexico Government International Bond	3.250	04/16/30	210,937
	32,000		Mexico Government International Bond	6.050	01/11/40	37,916
	160,000	g	Panama Notas del Tesoro	3.750	04/17/26	160,000
	150,000	†,g	Provincia de Buenos Aires	7.875	06/15/27	39,000
	200,000	g	Provincia de Mendoza Argentina	8.375	05/19/24	90,000
	300,000	g	Republic of Uzbekistan Government International Bond	4.750	02/20/24	293,364
	500,000	g	Saudi Government International Bond	3.750	01/21/55	460,047
	200,000		State of Israel	3.375	01/15/50	194,000
EUR	575,000	g	Ukraine Government International Bond	4.375	01/27/30	507,381
	200,000	†,g	Zambia Government International Bond	8.500	04/14/24	78,048
			TOTAL FOREIGN GOVERNMENT BONDS			5,693,940

MORTGAGE BACKED - 13.7%
	154,880		Federal Home Loan Mortgage Corp (FHLMC)	3.500	08/15/43	164,893
	145,215	i	FHLMC	5.215	03/15/44	28,338
	553,969		FHLMC	4.000	10/01/47	602,919
	226,547	i	FHLMC	8.793	06/15/48	271,264
	339,802	i	FHLMC	8.713	10/15/48	428,339
	31,829		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	06/01/36	35,420
	10,808		FGLMC	5.000	07/01/39	11,982
	251,893		FGLMC	3.500	04/01/45	270,658
	761,622		FGLMC	3.500	08/01/45	820,034
	1,049,168		FGLMC	3.500	10/01/45	1,125,715
	328,647		FGLMC	4.000	12/01/45	358,483
	361,821		FGLMC	3.500	08/01/46	388,223
	1,292,405		FGLMC	3.000	02/01/47	1,363,188
	18,260		FGLMC	4.500	06/01/47	20,282
	531,273		FGLMC	4.000	09/01/47	583,062
	203,283		FGLMC	3.500	12/01/47	218,103
	650,569		FGLMC	3.500	03/01/48	697,932
	191,023		FGLMC	4.000	03/01/48	207,881
	163,687		FGLMC	4.000	07/01/48	178,133
	220,624		FGLMC	4.500	08/01/48	241,690
	9,246		Federal National Mortgage Association (FNMA)	6.000	08/01/21	9,478
	167,934		FNMA	3.500	06/01/32	181,975
	148,765		FNMA	5.000	05/01/35	165,262
	7,023		FNMA	7.500	07/01/35	7,046
	164,910		FNMA	5.000	02/01/36	183,623
	382,325		FNMA	3.000	10/01/39	401,853
	332,191		FNMA	5.000	09/01/40	368,245
	159,739		FNMA	4.000	09/01/42	175,228
	178,092	i	FNMA	5.003	09/25/43	37,382
112

TIAA-CREF LIFE FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$71,304		FNMA	4.000%	01/01/44	$77,614
56,695		FNMA	4.500	03/01/44	63,736
295,830		FNMA	4.500	10/01/44	328,749
583,108		FNMA	4.500	11/01/44	647,775
159,887		FNMA	5.000	11/01/44	177,193
59,551		FNMA	4.000	01/01/45	65,371
374,310		FNMA	3.000	02/25/45	394,150
67,692		FNMA	3.000	02/25/45	71,057
197,128		FNMA	4.000	06/01/45	213,228
157,873		FNMA	4.000	12/01/45	171,738
1,201,877		FNMA	3.000	12/25/45	1,283,203
636,483		FNMA	3.500	01/01/46	682,747
416,111		FNMA	4.000	01/01/46	452,953
25,762		FNMA	4.000	03/01/46	27,855
246,696		FNMA	3.500	07/01/46	264,628
607,786		FNMA	3.500	07/01/46	652,436
296,546		FNMA	3.000	10/01/46	307,871
530,416		FNMA	3.000	11/01/46	559,604
98,521		FNMA	3.500	01/01/47	104,430
106,012		FNMA	3.000	04/25/47	112,978
50,916		FNMA	3.500	08/01/47	54,223
476,413		FNMA	3.500	09/01/47	506,838
33,918		FNMA	3.000	11/01/47	35,208
63,535		FNMA	3.000	11/01/47	65,941
288,687		FNMA	3.500	11/01/47	310,769
534,379		FNMA	4.000	12/01/47	581,600
112,764		FNMA	3.500	01/01/48	121,356
398,528	h	FNMA	3.500	01/01/48	429,060
201,201		FNMA	4.500	01/01/48	220,418
183,284		FNMA	4.500	02/01/48	200,708
928,919		FNMA	3.000	02/25/48	982,827
169,963		FNMA	4.000	03/01/48	184,896
804,488		FNMA	4.500	03/01/48	880,964
1,765,445		FNMA	4.000	04/01/48	1,892,700
157,876		FNMA	4.500	05/01/48	172,885
119,685		FNMA	4.500	05/01/48	131,063
315,234		FNMA	5.000	06/01/48	340,659
218,681		FNMA	5.000	08/01/48	242,386
255,891		FNMA	3.000	11/25/48	26,214
2,000,000	h	FNMA	3.000	04/25/49	2,097,266
106,414		FNMA	3.000	08/01/49	112,703
110,000		FNMA	2.500	04/01/50	114,000
4,386		Government National Mortgage Association (GNMA)	5.000	03/15/34	4,740
47,599		GNMA	5.000	06/15/34	51,738
5,038		GNMA	5.000	04/15/38	5,613
7,838		GNMA	4.500	04/15/40	8,565
287,401	†	GNMA	4.000	06/20/46	34,218
310,699		GNMA	3.500	01/20/49	339,097
		TOTAL MORTGAGE BACKED			26,354,602

MUNICIPAL BONDS - 3.9%
200,000		City & County of San Francisco CA Community Facilities District	3.264	09/01/25	212,854
113

TIAA-CREF LIFE FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$200,000		City & County of San Francisco CA Community Facilities District	4.038%	09/01/34	$219,664
100,000		City of Austin TX Electric Utility Revenue	2.456	11/15/22	102,227
100,000		City of Austin TX Electric Utility Revenue	2.524	11/15/23	102,560
100,000		City of Austin TX Electric Utility Revenue	2.574	11/15/24	103,277
100,000		City of Austin TX Electric Utility Revenue	2.677	11/15/25	103,670
300,000		City of New York NY	3.430	12/01/24	321,876
270,000		Commonwealth Financing Authority	3.864	06/01/38	298,029
500,000		County of Miami-Dade FL Aviation Revenue	3.049	10/01/26	534,490
415,000		Denver City & County School District No	4.242	12/15/37	452,300
300,000		Florida Hurricane Catastrophe Fund Finance Corp	2.995	07/01/20	299,721
300,000		Health & Educational Facilities Authority of the State of Missouri	3.651	01/15/46	335,448
335,000		Michigan Finance Authority	2.862	09/01/49	337,074
350,000		Michigan Finance Authority	2.988	09/01/49	346,986
170,000		New York State Dormitory Authority	4.294	07/01/44	187,413
200,000		Public Finance Authority	4.269	07/01/40	222,714
1,400,000		State of Illinois	5.100	06/01/33	1,389,682
300,000		State of Oregon Department of Administrative Services	4.103	05/01/39	326,457
1,000,000		State of Texas	3.295	10/01/25	1,092,040
500,000		University of California	3.063	07/01/25	535,960
		TOTAL MUNICIPAL BONDS			7,524,442

U.S. TREASURY SECURITIES - 10.8%
900,000		United States Treasury Bond	3.125	11/15/41	1,229,027
2,935,700		United States Treasury Bond	3.000	11/15/45	4,016,634
290,000		United States Treasury Bond	2.500	05/15/46	364,822
1,865,000		United States Treasury Bond	2.875	11/15/46	2,517,823
765,000		United States Treasury Bond	3.000	05/15/47	1,057,553
1,060,000		United States Treasury Bond	3.125	05/15/48	1,502,964
976,000		United States Treasury Bond	3.375	11/15/48	1,449,055
5,000		United States Treasury Bond	2.375	11/15/49	6,241
1,022,720	k	United States Treasury Inflation Indexed Bonds	0.500	04/15/24	1,037,682
385,000		United States Treasury Note	2.500	05/31/20	386,520
850,000		United States Treasury Note	2.500	12/31/20	865,041
1,440,000		United States Treasury Note	2.500	02/28/21	1,471,162
1,125,000		United States Treasury Note	2.250	03/31/21	1,148,511
1,505,000		United States Treasury Note	2.250	04/30/21	1,539,450
390,000		United States Treasury Note	1.375	01/31/22	398,196
320,000		United States Treasury Note	0.500	03/15/23	322,000
1,275,000		United States Treasury Note	1.250	02/28/25	1,322,364
70,000		United States Treasury Note	0.625	03/31/27	70,386
		TOTAL U.S. TREASURY SECURITIES			20,705,431

		TOTAL GOVERNMENT BONDS			60,278,415
		(Cost $56,183,996)

STRUCTURED ASSETS - 22.0%

ASSET BACKED - 10.3%
500,000		AmeriCredit Automobile Receivables Trust	2.060	04/18/24	507,397
		Series - 2019 3 (Class A3)
100,000	g	AMSR Trust	1.819	04/17/37	92,720
		Series - 2020 SFR1 (Class A)
114

TIAA-CREF LIFE FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$100,000	g,i	AMSR Trust	3.148%	01/19/39	$82,101
		Series - 2019 SFR1 (Class C)
100,000	g,i	AMSR Trust	3.247	01/19/39	79,802
		Series - 2019 SFR1 (Class D)
16,040	i	Asset Backed Securities Corp Home Equity Loan Trust	3.386	08/25/34	15,095
		Series - 2004 HE5 (Class M1)
500,000	g	Avis Budget Rental Car Funding AESOP LLC	3.450	03/20/23	492,013
		Series - 2019 1A (Class A)
200,000	g	Avis Budget Rental Car Funding AESOP LLC	3.700	03/20/23	196,238
		Series - 2019 1A (Class B)
500,000	g	Avis Budget Rental Car Funding AESOP LLC	2.970	03/20/24	468,717
		Series - 2017 2A (Class A)
347,781	g	BRE Grand Islander Timeshare Issuer LLC	3.280	09/26/33	343,413
		Series - 2019 A (Class A)
953,212	g	Capital Automotive REIT	3.660	10/15/44	859,970
		Series - 2014 1A (Class A)
471,734	g	Capital Automotive REIT	3.870	04/15/47	413,372
		Series - 2017 1A (Class A1)
248,247	g	Capital Automotive REIT	2.690	02/15/50	244,524
		Series - 2020 1A (Class A1)
250,000	g	Capital Automotive REIT	3.480	02/15/50	215,725
		Series - 2020 1A (Class A5)
250,000		CarMax Auto Owner Trust	1.890	12/16/24	250,743
		Series - 2020 1 (Class A3)
144,702	†,g,i	CBRE Realty Finance	2.343	04/07/52	0
		Series - 2007 1A (Class A2)
8,893		Centex Home Equity	5.540	01/25/32	8,744
		Series - 2002 A (Class AF6)
488,750	g	DB Master Finance LLC	3.629	11/20/47	470,207
		Series - 2017 1A (Class A2I)
124,063	g	DB Master Finance LLC	3.787	05/20/49	119,905
		Series - 2019 1A (Class A2I)
124,063	g	DB Master Finance LLC	4.352	05/20/49	117,913
		Series - 2019 1A (Class A23)
137,504	g	Diamond Resorts Owner Trust	3.700	01/21/31	136,125
		Series - 2018 1 (Class A)
195,347	g	Diamond Resorts Owner Trust	2.890	02/20/32	188,426
		Series - 2019 1A (Class A)
337,749	g	Domino’s Pizza Master Issuer LLC	4.474	10/25/45	327,789
		Series - 2015 1A (Class A2II)
244,375	g	Domino’s Pizza Master Issuer LLC	3.082	07/25/47	235,902
		Series - 2017 1A (Class A2II)
221,625	g	Domino’s Pizza Master Issuer LLC	4.116	07/25/48	213,983
		Series - 2018 1A (Class A2I)
250,000	g,i	Dryden Senior Loan Fund	2.851	04/15/31	237,544
		Series - 2018 55A (Class A1)
112,761	g,i	Ellington Loan Acquisition Trust	2.047	05/25/37	107,596
		Series - 2007 2 (Class A2C)
500,000		Ford Credit Auto Lease Trust	1.850	03/15/23	491,664
		Series - 2020 A (Class A3)
250,000		Ford Credit Auto Lease Trust	1.880	05/15/23	249,003
		Series - 2020 A (Class A4)
115

TIAA-CREF LIFE FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$250,000		GM Financial Consumer Automobile Receivables Trust	1.840%	09/16/24	$250,161
		Series - 2020 1 (Class A3)
161,453	g	HERO Funding Trust	3.190	09/20/48	158,633
		Series - 2017 3A (Class A1)
161,453	g	HERO Funding Trust	3.950	09/20/48	162,635
		Series - 2017 3A (Class A2)
500,000	g	Hertz Vehicle Financing II LP	3.290	02/25/24	471,688
		Series - 2018 1A (Class A)
250,000	g	Hertz Vehicle Financing II LP	3.420	05/25/25	239,183
		Series - 2019 2A (Class A)
331,113	g	Hilton Grand Vacations Trust	2.960	12/26/28	324,984
		Series - 2017 AA (Class B)
225,586	g	Hilton Grand Vacations Trust	2.340	07/25/33	191,176
		Series - 2019 AA (Class A)
225,586	g	Hilton Grand Vacations Trust	2.840	07/25/33	183,224
		Series - 2019 AA (Class C)
9,267	i	Home Equity Asset Trust	3.986	06/25/33	8,703
		Series - 2003 1 (Class M1)
474,359	g	Horizon Aircraft Finance II Ltd	3.721	07/15/39	331,879
		Series - 2019 1 (Class A)
244,048	g	Horizon Aircraft Finance III Ltd	3.425	11/15/39	170,786
		Series - 2019 2 (Class A)
100,000	g,i	Invitation Homes Trust	2.450	01/17/38	82,352
		Series - 2018 SFR4 (Class D)
73,976	i	JP Morgan Mortgage Acquisition Trust	1.267	03/25/37	67,717
		Series - 2007 CH3 (Class A1B)
125,861	i	JP Morgan Mortgage Acquisition Trust	1.107	06/25/37	116,364
		Series - 2007 CH5 (Class A1)
500,000	g	MMAF Equipment Finance LLC	2.070	10/12/22	495,734
		Series - 2019 B (Class A2)
401,832	g	MVW Owner Trust	2.420	12/20/34	391,063
		Series - 2017 1A (Class A)
291,638	g	MVW Owner Trust	3.450	01/21/36	280,239
		Series - 2018 1A (Class A)
255,278	g	MVW Owner Trust	3.000	11/20/36	241,687
		Series - 2019 1A (Class B)
165,931	g	MVW Owner Trust	3.330	11/20/36	151,722
		Series - 2019 1A (Class C)
450,171	g	MVW Owner Trust	2.680	10/20/38	402,847
		Series - 2019 2A (Class C)
250,000	g	Navient Student Loan Trust	3.390	12/15/59	261,333
		Series - 2019 BA (Class A2A)
24,096	g,i	Orange Lake Timeshare Trust	3.030	07/09/29	23,911
		Series - 2014 AA (Class B)
492,500	g	Planet Fitness Master Issuer LLC	4.262	09/05/48	464,147
		Series - 2018 1A (Class A2I)
99,814	g	Progress Residential Trust	2.897	12/17/34	99,275
		Series - 2017 SFR2 (Class A)
100,000	g	Progress Residential Trust	2.937	10/17/36	95,182
		Series - 2019 SFR4 (Class B)
84,586	g	PRPM LLC (Step Bond)	3.967	04/25/24	75,659
		Series - 2019 2A (Class A1)
498,750	g	SERVPRO Master Issuer LLC	3.882	10/25/49	461,663
		Series - 2019 1A (Class A2)
116

TIAA-CREF LIFE FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$472,872	g	Settlement Fee Finance LLC	3.840%	11/01/49	$451,037
		Series - 2019 1A (Class A)
310,669	g	Sierra Timeshare Receivables Funding LLC	3.200	03/20/34	306,035
		Series - 2017 1A (Class B)
143,691	g	Sierra Timeshare Receivables Funding LLC	3.200	01/20/36	142,576
		Series - 2019 1A (Class A)
143,691	g	Sierra Timeshare Receivables Funding LLC	3.770	01/20/36	141,199
		Series - 2019 1A (Class C)
173,504	g	Sierra Timeshare Receivables Funding LLC	3.120	05/20/36	170,785
		Series - 2019 2A (Class C)
199,407	g	Sierra Timeshare Receivables Funding LLC	3.000	08/20/36	179,592
		Series - 2019 3A (Class C)
64,718	g	SoFi Professional Loan Program LLC	2.760	12/26/36	65,240
		Series - 2016 A (Class A2)
500,000	g	SoFi Professional Loan Program LLC	2.840	01/25/41	491,333
		Series - 2017 F (Class A2FX)
311,074	g	SoFi Professional Loan Program LLC	2.060	05/15/46	302,994
		Series - 2020 A (Class A1FX)
143,264	g	SolarCity LMC	4.020	07/20/44	134,019
		Series - 2014 2 (Class A)
384,679	g	Sonic Capital LLC	3.845	01/20/50	368,257
		Series - 2020 1A (Class A2I)
92,688	g,i	Starwood Waypoint Homes	1.655	01/17/35	84,917
		Series - 2017 1 (Class A)
6,807	i	Structured Asset Investment Loan Trust	1.847	09/25/34	6,021
		Series - 2004 8 (Class M1)
16,815	i	Structured Asset Investment Loan Trust	1.947	09/25/34	15,644
		Series - 2004 8 (Class A9)
493,750	g	Taco Bell Funding LLC	4.318	11/25/48	481,411
		Series - 2018 1A (Class A2I)
250,000	g	Tesla Auto Lease Trust	2.160	10/20/22	250,663
		Series - 2019 A (Class A3)
347,496	g	TLF National Tax Lien Trust	3.840	12/15/29	346,131
		Series - 2017 1A (Class B)
100,000		Toyota Auto Receivables Owner Trust	1.660	05/15/24	99,667
		Series - 2020 A (Class A3)
200,000	g	Tricon American Homes Trust	4.878	11/17/33	190,459
		Series - 2016 SFR1 (Class E)
99,292	g	Tricon American Homes Trust	2.716	09/17/34	97,565
		Series - 2017 SFR1 (Class A)
100,000	g	Tricon American Homes Trust	4.011	09/17/34	91,600
		Series - 2017 SFR1 (Class E)
99,717	g	Tricon American Homes Trust	2.928	01/17/36	97,880
		Series - 2017 SFR2 (Class A)
100,000	g	Tricon American Homes Trust	3.275	01/17/36	97,132
		Series - 2017 SFR2 (Class B)
790,000		Verizon Owner Trust	1.850	07/22/24	770,654
		Series - 2020 A (Class A1A)
79,075	g	VOLT LXXV LLC (Step Bond)	3.967	02/25/49	69,992
		Series - 2019 NPL2 (Class A1)
100,000	g	VOLT LXXXIV LLC (Step Bond)	3.967	12/27/49	80,427
		Series - 2019 NP10 (Class A1B)
117

TIAA-CREF LIFE FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$488,750	g	Wendys Funding LLC	3.573%	03/15/48	$446,053
		Series - 2018 1A (Class A2I)
400,000		World Omni Auto Receivables Trust	1.700	01/17/23	391,297
		Series - 2020 A (Class A3)
		TOTAL ASSET BACKED			19,741,158

OTHER MORTGAGE BACKED - 11.7%
36,675	g,i	Agate Bay Mortgage Trust	3.500	11/25/44	36,317
		Series - 2014 3 (Class A13)
766,570	g,i	Agate Bay Mortgage Trust	3.500	09/25/45	775,173
		Series - 2015 6 (Class A9)
22,915	i	Alternative Loan Trust	1.447	06/25/34	20,133
		Series - 2004 8CB (Class M1)
270,000		BANK	3.283	11/15/62	254,327
		Series - 2019 BN24 (Class AS)
200,000	g	BBCMS Trust	4.197	08/10/35	199,504
		Series - 2015 SRCH (Class A2)
500,000		CFCRE Commercial Mortgage Trust	3.644	12/10/54	525,152
		Series - 2016 C7 (Class ASB)
32,837	i	CHL Mortgage Pass-Through Trust	3.744	02/20/35	30,163
		Series - 2004 HYB9 (Class 1A1)
500,000	g,i	COMM Mortgage Trust	4.245	07/10/45	490,137
		Series - 2013 CR9 (Class B)
745,447		COMM Mortgage Trust	2.853	10/15/45	734,889
		Series - 2012 CR4 (Class A3)
1,000,000	g,i	COMM Mortgage Trust	3.953	06/10/46	987,177
		Series - 2013 CR8 (Class B)
600,000	i	COMM Mortgage Trust	4.456	07/15/47	594,106
		Series - 2014 CR18 (Class B)
184,100	i	COMM Mortgage Trust	4.731	08/10/47	163,023
		Series - 2014 CR19 (Class C)
300,000	i	COMM Mortgage Trust	3.603	03/10/48	300,628
		Series - 2015 CR22 (Class AM)
200,000	g,i	COMM Mortgage Trust	4.110	03/10/48	159,712
		Series - 2015 CR22 (Class D)
250,000		COMM Mortgage Trust	3.801	05/10/48	252,751
		Series - 2015 CR23 (Class AM)
550,000	i	COMM Mortgage Trust	4.183	05/10/48	539,785
		Series - 2015 CR23 (Class B)
250,000	i	COMM Mortgage Trust	4.304	05/10/48	212,828
		Series - 2015 CR23 (Class C)
500,000		COMM Mortgage Trust	3.696	08/10/48	533,728
		Series - 2015 CR24 (Class A5)
250,000		COMM Mortgage Trust	3.984	10/10/48	254,971
		Series - 2015 CR27 (Class AM)
600,000	i	COMM Mortgage Trust	4.158	10/10/48	617,183
		Series - 2015 LC23 (Class AM)
172,416	i	Connecticut Avenue Securities	3.547	05/25/24	154,698
		Series - 2014 C02 (Class 1M2)
211,323	i	Connecticut Avenue Securities	3.947	07/25/24	193,360
		Series - 2014 C03 (Class 1M2)
11,890	i	Connecticut Avenue Securities	5.947	11/25/24	11,464
		Series - 2014 C04 (Class 2M2)
20,239	i	Connecticut Avenue Securities	6.497	04/25/28	18,742
		Series - 2015 C04 (Class 2M2)
118

TIAA-CREF LIFE FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$30,340	i	Connecticut Avenue Securities	6.647%	04/25/28	$29,998
		Series - 2015 C04 (Class 1M2)
37,029	i	Connecticut Avenue Securities	7.697	08/25/28	35,358
		Series - 2016 C01 (Class 1M2)
55,951	i	Connecticut Avenue Securities	6.847	10/25/28	54,552
		Series - 2016 C03 (Class 2M2)
76,176	i	Connecticut Avenue Securities	5.397	01/25/29	72,701
		Series - 2016 C05 (Class 2M2)
145,000	i	Connecticut Avenue Securities	1.797	09/25/29	116,675
		Series - 2017 C02 (Class 2ED4)
86,576	i	Connecticut Avenue Securities	3.147	01/25/30	83,599
		Series - 2017 C05 (Class 1M2A)
190,000	i	Connecticut Avenue Securities	1.397	07/25/30	152,314
		Series - 2018 C01 (Class 1EB1)
70,394	i	Connecticut Avenue Securities	1.847	08/25/30	64,742
		Series - 2018 C02 (Class 2EA2)
155,000	i	Connecticut Avenue Securities	1.797	10/25/30	146,637
		Series - 2018 C03 (Class 1EA2)
14,735	g,i	Connecticut Avenue Securities	3.397	07/25/31	12,211
		Series - 2019 R01 (Class 2M2)
10,215	g,i	Connecticut Avenue Securities	3.097	09/25/31	8,363
		Series - 2019 R03 (Class 1M2)
69,268	g,i	Connecticut Avenue Securities	1.747	01/25/40	66,231
		Series - 2020 R01 (Class 1M1)
40,000	g,i	Credit Suisse Commercial Mortgage Trust	1.597	05/25/36	37,693
		Series - 2006 CF2 (Class M3)
1,300,000	g,i	DBUBS Mortgage Trust	5.530	07/10/44	1,244,710
		Series - 2011 LC2A (Class D)
175,000	g,i	DBUBS Mortgage Trust	5.689	11/10/46	171,726
		Series - 2011 LC1A (Class C)
100,000	g,i	Ellington Financial Mortgage Trust	3.587	06/25/59	90,283
		Series - 2019 1 (Class M1)
72,081	i	Fieldstone Mortgage Investment Trust	1.682	12/25/35	69,173
		Series - 2005 2 (Class M2)
274,257	g,i	FirstKey Mortgage Trust	3.500	11/25/44	271,636
		Series - 2014 1 (Class A8)
80,020	g,i	Flagstar Mortgage Trust	3.500	03/25/47	80,539
		Series - 2017 1 (Class 1A5)
94,812	g,i	Flagstar Mortgage Trust	4.113	10/25/47	85,860
		Series - 2017 2 (Class B3)
51,077	g,i	Flagstar Mortgage Trust	4.000	09/25/48	50,463
		Series - 2018 5 (Class A11)
59,905	g,i	GS Mortgage-Backed Securities Corp Trust	4.000	11/25/49	60,112
		Series - 2019 PJ2 (Class A4)
57,139	i	HarborView Mortgage Loan Trust	1.370	08/19/45	48,208
		Series - 2005 11 (Class 2A1A)
400,000	g	Hudson Yards Mortgage Trust	2.835	08/10/38	409,432
		Series - 2016 10HY (Class A)
300,000	g	JP Morgan Chase Commercial Mortgage Securities Trust	4.021	07/05/32	298,501
		Series - 2012 HSBC (Class C)
119

TIAA-CREF LIFE FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$100,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust	5.403%	07/15/46	$100,617
		Series - 2011 C4 (Class C)
41,254	g,i	JP Morgan Mortgage Trust	3.500	05/25/46	40,831
		Series - 2016 1 (Class A5)
52,141	g,i	JP Morgan Mortgage Trust	3.500	05/25/46	51,900
		Series - 2016 1 (Class A13)
28,305	g,i	JP Morgan Mortgage Trust	3.500	01/25/47	28,421
		Series - 2017 1 (Class A3)
103,124	g,i	JP Morgan Mortgage Trust	3.500	05/25/47	103,106
		Series - 2017 2 (Class A13)
38,841	g,i	JP Morgan Mortgage Trust	3.500	08/25/47	38,677
		Series - 2017 3 (Class 1A5)
24,070	g,i	JP Morgan Mortgage Trust	3.500	09/25/48	23,416
		Series - 2018 3 (Class A13)
67,203	g,i	JP Morgan Mortgage Trust	3.500	10/25/48	67,103
		Series - 2018 4 (Class A5)
38,655	g,i	JP Morgan Mortgage Trust	3.500	10/25/48	37,574
		Series - 2018 5 (Class A13)
49,406	g,i	JP Morgan Mortgage Trust	4.000	01/25/49	49,493
		Series - 2018 8 (Class A5)
37,194	g,i	JP Morgan Mortgage Trust	4.000	01/25/49	36,745
		Series - 2018 8 (Class A13)
25,112	g,i	JP Morgan Mortgage Trust	4.000	02/25/49	25,596
		Series - 2018 9 (Class A13)
29,619	g,i	JP Morgan Mortgage Trust	4.000	05/25/49	29,991
		Series - 2019 1 (Class A3)
105,640	g,i	JP Morgan Mortgage Trust	4.000	05/25/49	103,945
		Series - 2019 1 (Class A15)
20,137	g,i	JP Morgan Mortgage Trust	4.000	08/25/49	19,917
		Series - 2019 2 (Class A4)
24,592	g,i	JP Morgan Mortgage Trust	4.751	09/25/49	23,318
		Series - 2019 3 (Class B1)
104,657	g,i	JP Morgan Mortgage Trust	3.895	06/25/50	83,087
		Series - 2020 1 (Class B2)
680,000		JPMBB Commercial Mortgage Securities Trust	3.775	08/15/47	717,985
		Series - 2014 C21 (Class A5)
500,000	i	JPMBB Commercial Mortgage Securities Trust	3.917	05/15/48	511,418
		Series - 2015 C29 (Class AS)
458,000	i	JPMBB Commercial Mortgage Securities Trust	4.118	05/15/48	442,416
		Series - 2015 C29 (Class B)
500,000		JPMBB Commercial Mortgage Securities Trust	4.106	08/15/48	516,257
		Series - 2015 C31 (Class AS)
450,000	i	JPMBB Commercial Mortgage Securities Trust	4.620	08/15/48	446,227
		Series - 2015 C31 (Class B)
88,218	i	Merrill Lynch Mortgage Investors Trust	2.278	01/25/37	74,144
		Series - 2006 WMC1 (Class A1B)
328,128	i	Morgan Stanley Bank of America Merrill Lynch Trust	4.384	02/15/47	337,747
		Series - 2014 C14 (Class AS)
120,000	i	Morgan Stanley Bank of America Merrill Lynch Trust	4.462	02/15/48	103,724
		Series - 2015 C20 (Class C)
628,927		Morgan Stanley Bank of America Merrill Lynch Trust	3.652	03/15/48	631,293
		Series - 2015 C21 (Class AS)
41,033	i	Morgan Stanley Capital I Trust	1.772	08/25/34	39,218
		Series - 2004 HE6 (Class M1)
120

TIAA-CREF LIFE FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$400,000	g,i	Natixis Commercial Mortgage Securities Trust	2.205%	07/15/36	$374,332
		Series - 2019 MILE (Class A)
250,000	g,i	Natixis Commercial Mortgage Securities Trust	3.455	07/15/36	242,544
		Series - 2019 MILE (Class D)
43,718	g,i	Sequoia Mortgage Trust	3.500	05/25/45	44,553
		Series - 2015 2 (Class A1)
163,340	g,i	Sequoia Mortgage Trust	3.500	11/25/46	164,024
		Series - 2016 3 (Class A10)
71,849	g,i	Sequoia Mortgage Trust	3.500	02/25/47	71,579
		Series - 2017 2 (Class A19)
81,045	g,i	Sequoia Mortgage Trust	3.500	02/25/48	81,858
		Series - 2018 2 (Class A1)
260,147	g,i	Sequoia Mortgage Trust	3.500	03/25/48	261,907
		Series - 2018 3 (Class A1)
61,697	g,i	Sequoia Mortgage Trust	3.500	03/25/48	61,416
		Series - 2018 3 (Class A4)
53,266	g,i	Sequoia Mortgage Trust	4.000	09/25/48	53,084
		Series - 2018 7 (Class A4)
54,678	g,i	Sequoia Mortgage Trust	4.000	11/25/48	56,070
		Series - 2018 8 (Class A1)
54,678	g,i	Sequoia Mortgage Trust	4.000	11/25/48	55,842
		Series - 2018 8 (Class A19)
129,827	g,i	Sequoia Mortgage Trust	4.000	06/25/49	129,089
		Series - 2019 2 (Class A1)
64,913	g,i	Sequoia Mortgage Trust	4.000	06/25/49	64,241
		Series - 2019 2 (Class A19)
932,051	g,i	Sequoia Mortgage Trust	3.500	11/25/49	945,395
		Series - 2019 4 (Class A1)
306,711	g,i	Sequoia Mortgage Trust	3.500	12/25/49	312,204
		Series - 2019 5 (Class A1)
172,525	g,i	Sequoia Mortgage Trust	3.500	12/25/49	174,640
		Series - 2019 5 (Class A19)
135,000	g,i	Sequoia Mortgage Trust	3.000	04/25/50	136,025
		Series - 2020 3 (Class A19)
91,280	i	Structured Agency Credit Risk Debt Note (STACR)	3.147	09/25/24	90,650
		Series - 2014 HQ2 (Class M2)
144,649	i	STACR	4.747	03/25/25	138,004
		Series - 2015 HQ1 (Class M3)
103,639	i	STACR	2.897	05/25/25	99,144
		Series - 2015 HQ2 (Class M2)
250,000	i	STACR	4.197	07/25/29	220,000
		Series - 2017 DNA1 (Class M2)
168,699	i	STACR	1.697	03/25/30	165,942
		Series - 2017 DNA3 (Class M1)
262,808	i	STACR	1.897	04/25/30	245,670
		Series - 2017 HQA3 (Class M2AS)
19,261	g,i	STACR	3.729	02/25/48	19,139
		Series - 2018 SPI1 (Class M1)
26,012	g,i	STACR	3.811	05/25/48	25,164
		Series - 2018 SPI2 (Class M1)
28,289	g,i	STACR	4.148	08/25/48	27,621
		Series - 2018 SPI3 (Class M1)
121

TIAA-CREF LIFE FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$22,845	g,i	STACR	4.461%	11/25/48	$18,787
		Series - 2018 SPI4 (Class M2)
100,000	g,i	STACR	2.997	11/25/49	73,877
		Series - 2019 HQA4 (Class M2)
40,000	g,i	STACR	2.797	02/25/50	25,408
		Series - 2020 DNA2 (Class M2)
37,000	g,i	STACR	3.911	03/25/50	23,809
		Series - 2020 HQA2 (Class M2)
675,000	g,i	UBS-Barclays Commercial Mortgage Trust	3.875	04/10/46	664,791
		Series - 2013 C6 (Class B)
50,000	g,i	Wells Fargo Commercial Mortgage Trust	5.276	11/15/43	50,007
		Series - 2010 C1 (Class B)
700,000		Wells Fargo Commercial Mortgage Trust	3.560	01/15/59	725,773
		Series - 2016 C32 (Class A4)
50,193	g,i	Wells Fargo Mortgage Backed Securities Trust	4.000	04/25/49	50,568
		Series - 2019 2 (Class A17)
93,622	g,i	Wells Fargo Mortgage Backed Securities Trust	3.500	09/25/49	95,174
		Series - 2019 4 (Class A1)
		TOTAL OTHER MORTGAGE BACKED			22,494,165

		TOTAL STRUCTURED ASSETS			42,235,323
		(Cost $44,157,669)

		TOTAL BONDS			176,712,144
		(Cost $174,858,064)

SHARES		COMPANY
PREFERRED STOCKS - 0.1%

BANKS - 0.1%
5,517	*	Federal Home Loan Mortgage Corp			33,599
17,265	*	Federal National Mortgage Association			109,287
		TOTAL BANKS			142,886

		TOTAL PREFERRED STOCKS			142,886
		(Cost $569,550)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 4.9%

GOVERNMENT AGENCY DEBT - 4.9%
$1,000,000		Federal Farm Credit Bank (FFCB)	0.010%	04/30/20	999,944
6,900,000		Federal Home Loan Bank (FHLB)	0.040	05/26/20	6,899,262
1,000,000		FHLB	0.060	10/01/20	999,289
500,000		Federal Agricultural Mortgage Corp (FAMC)	0.010	07/29/20	499,851
		TOTAL GOVERNMENT AGENCY DEBT			9,398,346

		TOTAL SHORT-TERM INVESTMENTS			9,398,346
		(Cost $9,399,249)
		TOTAL INVESTMENTS - 98.4%			189,029,086
		(Cost $188,014,274)
		OTHER ASSETS & LIABILITIES, NET - 1.6%			3,048,305
		NET ASSETS - 100.0%			$192,077,391
122

TIAA-CREF LIFE FUNDS – Bond Fund

Abbreviation(s):
LIBOR	London Interbank Offered Rate
M	Month
REIT	Real Estate Investment Trust

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
‡	Perpetual security
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/2020, the aggregate value of these securities is $43,402,058 or 22.6% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
r	All or a portion of these securities represent an outstanding unfunded commitment.

Futures contracts outstanding as of March 31, 2020 were as follows:

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
US 10 Year Note (CBT)	1	06/19/20	$136,469	$138,688	$2,219

Forward foreign currency contracts outstanding as of March 31, 2020 were as follows:

Currency to be purchased	Receive	Currency to be sold	Deliver	Counterparty	Settlement date	Unrealized appreciation (depreciation)
	$725	EUR	650	Citibank, N.A.	04/27/20	$8
	$636,886	EUR	574,350	Toronto Dominion bank	04/27/20	3,552
Total						$3,560

Abbreviation(s):
EUR	Euro

Centrally cleared credit default swap contracts outstanding as of March 31, 2020 were as follows:

PURCHASED
Reference entity	Terms of payments to be paid	Terms of payments to be received	Counterparty	Maturity date	Notional amount*	Variation margin	Unrealized appreciation (depreciation)
CDX-NAHYS34V1-5 Year Index	5.000%	Credit event as specified in contract	Citigroup Global Markets, Inc	06/20/25	$500,000	$7,734	$10,039
CDX-NAHYS33V3-5 Year Index	5.000	Credit event as specified in contract	Citigroup Global Markets, Inc	12/20/24	490,000	7,695	15,332
Total						$15,429	$25,371
123

TIAA-CREF LIFE FUNDS – Bond Fund

SOLD

Reference entity	Terms of payments to be paid	Terms of payments to be received	Counterparty	Maturity date	Notional amount*	Variation margin	Unrealized appreciation (depreciation)
CDX-NAHYS33V3-5 Year Index	Credit event as specified in contract	5.000%	Citigroup Global Markets, Inc	12/20/24	$490,000	$7,698	$(10,289)

* The maximum potential amount the Account could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

124

TIAA-CREF LIFE FUNDS – Balanced Fund

TIAA-CREF LIFE FUNDS

BALANCED FUND

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2020

SHARES	SECURITY	VALUE

TIAA-CREF LIFE FUNDS—99.9%[a]

FIXED INCOME—51.2%
2,809,456	TIAA-CREF Life Bond Fund	$29,386,908
	TOTAL FIXED INCOME	29,386,908

INTERNATIONAL EQUITY—9.6%
899,859	TIAA-CREF Life International Equity Fund	5,489,138
	TOTAL INTERNATIONAL EQUITY	5,489,138

U.S. EQUITY—39.1%
388,821	TIAA-CREF Life Growth Equity Fund	5,614,581
380,758	TIAA-CREF Life Growth & Income Fund	5,623,794
409,395	TIAA-CREF Life Large-Cap Value Fund	4,507,437
89,043	TIAA-CREF Life Real Estate Securities Fund	1,113,929
125,455	TIAA-CREF Life Small-Cap Equity Fund	1,090,201
202,331	TIAA-CREF Life Stock Index Fund	4,487,707
	TOTAL U.S. EQUITY	22,437,649

	TOTAL TIAA-CREF LIFE FUNDS	57,313,695
	(Cost $56,575,248)

	TOTAL INVESTMENTS—99.9%	57,313,695
	(Cost $56,575,248)
	OTHER ASSETS & LIABILITIES, NET—0.1%	37,730
	NET ASSETS—100.0%	$57,351,425

a	The Fund invests its assets in the affiliated TIAA-CREF Life Funds.
125

TIAA-CREF LIFE FUNDS - Notes to Schedules of Investments (unaudited)

Organization and significant accounting policies

Part F of Form N-PORT was prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“Commission”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report. For a full set of financial statement notes, please refer to the most recently filed annual or semiannual report.

Valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board of Trustees (“Board”). U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

• Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized as Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

As of March 31, 2020, 100% of the value of investments in the Balanced fund and Large-Cap Value fund was valued based on Level 1 inputs.

The following table summarizes the market value of the Funds’ investments as of March 31, 2020, based on the inputs used to value them:

126

TIAA-CREF LIFE FUNDS - Notes to Schedules of Investments (unaudited)

Fund	Level 1	Level 2	Level 3	Total
Growth Equity
Equity investments:
Communication services	$12,988,249	$1,492,664	$—	$14,480,913
Consumer discretionary	14,723,942	1,030,832	—	15,754,774
Health care	16,476,490	5,295,116	—	21,771,606
Information technology	40,372,929	1,311,387	—	41,684,316
All other equity investments*	10,378,751	—	—	10,378,751
Short-term investments	—	249,997	—	249,997
Written options	(405)	—	—	(405)
Total	$94,939,956	$9,379,996	$—	$104,319,952
Growth & Income
Equity investments:
Consumer discretionary	$10,628,207	$208,551	$—	$10,836,758
Consumer staples	10,210,569	731,793	—	10,942,362
Health care	18,369,876	2,648,167	—	21,018,043
Industrials	10,758,717	338,074	—	11,096,791
Information technology	32,241,013	243,221	—	32,484,234
All other equity investments*	36,616,105	—	—	36,616,105
Short-term investments	45,383	—	—	45,383
Purchased options	8,730	—	—	8,730
Written options	(981,863)	—	—	(981,863)
Total	$117,896,737	$4,169,806	$—	$122,066,543
Real Estate Securities
Equity investments:
Internet services & infrastructure	$1,565,190	$333,558	$—	$1,898,748
All other equity investments*	62,545,152	—	—	62,545,152
Short-term investments	—	2,139,687	—	2,139,687
Total	$64,110,342	$2,473,245	$—	$66,583,587
Small-Cap Equity
Equity investments*	$35,446,757	$—	$—	$35,446,757
Short-term investments	608,216	151,000	—	759,216
Futures contracts**	8,895	—	—	8,895
Total	$36,063,868	$151,000	$—	$36,214,868
Social Choice Equity
Equity investments*	$54,088,185	$—	$—	$54,088,185
Short-term investments	293,868	525,998	—	819,866
Futures contracts**	37,549	—	—	37,549
Total	$54,419,602	$525,998	$—	$54,945,600
Stock Index
Equity investments:
Financials	$52,219,419	$—	$117	$52,219,536
Health care	71,288,999	—	1,715	71,290,714
All other equity investments*	333,032,133	—	—	333,032,133
Short-term investments	3,684,620	422,955	—	4,107,575
Futures contracts**	65,845	—	—	65,845
Total	$460,291,016	$422,955	$1,832	$460,715,803
International Equity
Equity investments:
Asia	$1,668,450	$19,369,548	$—	$21,037,998
Australasia	—	4,655,703	—	4,655,703
Europe	—	43,248,323	—	43,248,323
North America	2,142,236	—	—	2,142,236
All other equity investments*	1,215,753	5,153,010	—	6,368,763
Short-term investments	—	3,276,576	—	3,276,576
Total	$5,026,439	$75,703,160	$—	$80,729,599
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TIAA-CREF LIFE FUNDS - Notes to Schedules of Investments (unaudited)

Fund	Level 1	Level 2	Level 3	Total
Bond
Bank loan obligations	$—	$2,775,710	$—	$2,775,710
Corporate bonds	—	74,198,406	—	74,198,406
Government bonds	—	60,054,149	224,266	60,278,415
Structured assets	—	42,235,323	—	42,235,323
Preferred stocks	142,886	—	—	142,886
Short-term investments	—	9,398,346	—	9,398,346
Futures contracts**	2,219	—	—	2,219
Forward foreign currency contracts**	—	3,560	—	3,560
Credit default swap contracts**	—	15,082	—	15,082
Total	$145,105	$188,680,576	$224,266	$189,049,947

* For detailed categories, see the accompanying Schedules of Investments.

** Derivative instruments, excluding purchased options, are not reflected in the market value of portfolio investments.

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